Schedule of Investments (unaudited)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd.
6.66%, 04/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,250	$3,249,993
7.64%, 10/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 2.312%)(a)(b)	USD 250	250,036
Affirm Asset Securitization Trust, 5.61%, 02/15/29 (Call 02/15/26)(a)	USD 2,731	2,704,324
AGL CLO 12 Ltd., 6.75%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 746	747,440
AGL CLO 19 Ltd., 6.92%, 07/21/35 (Call 07/21/24), (3-mo. SOFR + 1.600%)(a)(b)	USD 1,000	1,002,111
AGL CLO 28 Ltd., 7.00%, 01/21/37 (Call 01/21/26), (3-mo. CME Term SOFR + 1.700%)(a)(b)(c)	USD 1,000	1,003,300
AGL CLO 5 Ltd., 7.29%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 300	300,752
AGL CLO 6 Ltd.
6.79%, 07/20/34 (Call 07/20/24), (3-mo. LIBOR US + 1.200%)(a)(b)	USD 250	250,408
7.29%, 07/20/34 (Call 07/20/24), (3-mo. SOFR + 1.961%)(a)(b)	USD 250	250,868
AGL CLO 9 Ltd., 7.32%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 450	449,148
Aimco CLO
7.18%, 10/17/34 (Call 07/17/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 530	532,143
7.33%, 04/16/37 (Call 04/16/26), (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	251,629
Aimco CLO 10 Ltd., 7.19%, 07/22/32 (Call 07/22/24), (3-mo. LIBOR US + 1.600%)(a)(b)	USD 250	250,628
Aimco CLO 11 Ltd., 7.18%, 10/17/34 (Call 07/17/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 550	552,221
Aimco CLO 12 Ltd., 6.49%, 01/17/32 (Call 07/17/24), (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD 641	641,641
Allegro CLO V Ltd., 6.54%, 10/16/30 (Call 07/16/24), (3-mo. SOFR +1.211%)(a)(b)	USD 671	670,830
ALM Ltd., 7.44%, 10/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 612	614,332
AMMC CLO 15 Ltd., 6.71%, 01/15/32 (Call 07/15/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 1,686	1,687,626
AMMC CLO 23 Ltd., 6.62%, 10/17/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 249	248,966
AMMC CLO XI Ltd.
6.60%, 04/30/31 (Call 04/30/24), (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 354	354,350
7.19%, 04/30/31 (Call 04/30/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,140	1,139,320
Anchorage Capital CLO 6 Ltd., 6.76%, 04/22/34, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD 692	693,035
Annisa CLO Ltd., 7.24%, 07/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,002,500
Security	Par (000)	Value
Apidos CLO XL Ltd., 7.13%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 250	$251,360
Apidos CLO XV, 6.60%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 1,147	1,147,924
Apidos CLO XXIV, 6.94%, 10/20/30 (Call 07/20/24), (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 500	499,994
Apidos Clo Xxv, 6.47%, 10/20/31 (Call 10/20/24), (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 3,378	3,378,538
Apidos CLO XXVI, 7.09%, 07/18/29 (Call 07/18/24), (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 590	590,422
Apidos CLO XXX, 6.73%, 10/18/31 (Call 07/18/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,435	1,437,180
Apidos CLO XXXII
6.91%, 01/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.582%)(a)(b)	USD 750	751,503
7.44%, 01/20/33 (Call 07/20/24), (3-mo. SOFR + 2.111%)(a)(b)	USD 250	251,552
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.73%, 10/24/34 (Call 07/24/24), (3-mo. SOFR +1.411%)(a)(b)	USD 1,000	1,001,412
Apidos CLO XXXV, 6.64%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 250	250,335
Apidos CLO XXXVII, 6.72%, 10/22/34 (Call 07/22/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 250	250,284
Apidos Loan Fund Ltd., 1.00%, 04/25/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 1,000	1,000,000
Arbor Realty Commercial Real Estate Notes Ltd.
7.17%, 05/15/37 (Call 05/15/24), (1-mo. CME Term SOFR + 1.850%)(a)(b)	USD 250	249,844
6.78%, 01/15/37 (Call 08/15/24), (30-day Avg SOFR + 1.450%)(a)(b)	USD 225	223,594
6.41%, 12/15/35 (Call 05/15/24), (1-mo. LIBOR US + 0.970%)(a)(b)	USD 134	132,949
AREIT LLC , 7.43%, 08/17/41 (Call 07/17/26), (1-mo. SOFR + 2.111%)(a)(b)	USD 256	256,087
AREIT Ltd., 6.99%, 05/17/41 (Call 03/17/27), (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD 3,770	3,760,579
Ares LXVI CLO Ltd., 7.82%, 07/25/36 (Call 10/25/25), (3-mo. SOFR + 2.500%)(a)(b)	USD 300	301,057
Ares XL CLO Ltd., 7.39%, 01/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 250	250,500
ARES XLVIII CLO Ltd., 7.17%, 07/20/30 (Call 07/20/24), (3-mo. SOFR + 1.841%)(a)(b)	USD 300	300,744
ARI Fleet Lease Trust
5.41%, 02/17/32 (Call 07/15/26)(a)	USD 620	617,911
5.33%, 02/17/32 (Call 07/15/26)(a)	USD 234	232,576
5.89%, 07/15/32 (Call 01/15/27)(a)	USD 394	396,397
5.30%, 11/15/32 (Call 09/15/27)(a)	USD 2,265	2,249,957
3.79%, 01/15/31 (Call 05/15/25)(a)	USD 685	660,080
5.69%, 02/17/32 (Call 07/15/26)(a)	USD 2,288	2,283,043

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.03%, 02/17/32 (Call 07/15/26)(a)	USD 2,492	$2,495,631
5.16%, 11/15/32 (Call 09/15/27)(a)	USD 829	814,524
5.38%, 11/15/32 (Call 09/15/27)(a)	USD 469	460,296
Arini European CLO II DAC, 8.03%, 04/15/38 (Call 10/15/25), (3-mo. EURIBOR + 4.200%)(b)(d)	EUR 1,000	1,067,201
Assurant CLO II Ltd. Series 2018-2A, Class A, 6.63%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.301%)(a)(b)	USD 605	604,806
Atrium XIII, 6.48%, 11/21/30 (Call 07/23/24), (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 941	941,053
Atrium XIV LLC, 7.29%, 08/23/30 (Call 07/16/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,888
Atrium XV, 6.76%, 01/23/31 (Call 07/23/24), (3-mo. SOFR + 1.431%)(a)(b)	USD 983	984,218
Aurium CLO VIII DAC, 6.93%, 06/23/34 (Call 06/23/24), (3-mo. EURIBOR + 3.000%)(b)(d)	EUR 500	526,258
Bain Capital Credit CLO Ltd.
6.55%, 04/23/31 (Call 07/23/24), (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,370	1,370,382
6.67%, 07/19/31 (Call 07/19/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 208	208,096
Series 2017-1A, Class A1R, 6.56%, 07/20/30 (Call 07/20/24), (3-mo. SOFR + 1.232%)(a)(b)	USD 2,391	2,391,955
Ballyrock CLO 1 Ltd., 6.59%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 918	918,189
Ballyrock CLO 14 Ltd., 7.29%, 01/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,005,074
Ballyrock CLO 15 Ltd., 6.65%, 04/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 250	250,251
Ballyrock CLO 16 Ltd., 6.72%, 07/20/34 (Call 07/20/24), (3-mo. SOFR +1.391%)(a)(b)	USD 250	250,304
Ballyrock CLO 18 Ltd., 6.74%, 01/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 250	250,275
Ballyrock CLO 19 Ltd., 6.65%, 04/20/35 (Call 07/20/24), (3-mo. SOFR + 1.330%)(a)(b)	USD 1,000	999,327
Ballyrock CLO 2 Ltd., 6.72%, 02/20/36 (Call 02/20/25), (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 210	209,965
Ballyrock CLO 22 Ltd.
1.00%, 04/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD 1,000	1,000,000
1.00%, 04/15/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,000,000
Barings CLO Ltd.
6.66%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.332%)(a)(b)	USD 1,150	1,150,909
8.12%, 10/20/35 (Call 10/20/24), (3-mo. SOFR + 2.800%)(a)(b)	USD 250	251,477
7.19%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,818
6.58%, 01/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 1,958	1,960,018
Security	Par (000)	Value
7.14%, 04/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,000	$1,001,893
6.94%, 07/18/29 (Call 07/18/24), (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 500	501,075
6.66%, 01/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 1,892	1,898,024
Bean Creek CLO Ltd., 7.04%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 256	256,384
Benefit Street Partners CLO V-B Ltd., 6.68%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.352%)(a)(b)	USD 1,474	1,474,415
Benefit Street Partners CLO VIII Ltd., 7.04%, 01/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 1,000	1,000,141
Benefit Street Partners CLO XII Ltd., 6.54%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.212%)(a)(b)	USD 524	524,523
Benefit Street Partners CLO XIV Ltd., 7.04%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 1,000	1,000,044
Benefit Street Partners CLO XIX Ltd., 6.94%, 01/15/33 (Call 07/15/24), (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 1,250	1,251,868
Benefit Street Partners CLO XV Ltd., 7.29%, 07/18/31 (Call 07/18/24), (3-mo. SOFR + 1.961%)(a)(b)	USD 250	250,379
Benefit Street Partners CLO XVI Ltd.
7.13%, 01/17/32 (Call 07/17/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 250	250,077
8.58%, 01/17/32 (Call 07/17/24), (3-mo. CME Term SOFR + 3.262%)(a)(b)	USD 250	251,699
Benefit Street Partners CLO XX Ltd., 6.76%, 07/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.170%)(a)(b)	USD 250	250,330
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.76%, 10/15/34 (Call 07/15/24), (3-mo. SOFR +1.431%)(a)(b)	USD 2,000	2,002,921
Benefit Street Partners CLO XXIII Ltd., 6.67%, 04/25/34 (Call 07/25/24), (3-mo. SOFR + 1.341%)(a)(b)	USD 250	250,352
Benefit Street Partners CLO XXIV Ltd., 6.76%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,001,891
Betony CLO 2 Ltd., 6.67%, 04/30/31 (Call 04/30/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 1,560	1,562,388
BlueMountain CLO Ltd.
6.77%, 10/22/30 (Call 07/22/24), (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 785	785,425
6.59%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 196	196,381
7.27%, 08/15/31 (Call 05/15/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,122
6.51%, 10/25/30 (Call 10/25/24), (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD 710	710,807
7.17%, 10/25/30 (Call 10/25/24), (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 900	899,426
6.51%, 11/15/30 (Call 11/15/24), (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,000	2,007,253
7.01%, 11/15/30 (Call 11/15/24), (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,007,239

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
BlueMountain CLO XXII Ltd.
7.09%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 250	$250,568
6.67%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 209	209,402
BlueMountain CLO XXIV Ltd., 7.19%, 04/20/34 (Call 07/20/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 250	249,729
BlueMountain CLO XXV Ltd., 7.29%, 07/15/36 (Call 07/15/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	500,053
BlueMountain Fuji U.S. CLO I Ltd., 6.57%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 1,258	1,258,776
BlueMountain Fuji U.S. CLO II Ltd., 6.59%, 10/20/30 (Call 07/20/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 182	182,036
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 1,049	1,043,023
Cabinteely Park CLO DAC, 7.25%, 08/15/34 (Call 05/15/24), (3-mo. EURIBOR + 3.350%)(b)(d)	EUR 700	735,613
Canyon Capital CLO Ltd., 7.34%, 04/15/34 (Call 07/15/24), (3-mo. SOFR + 2.011%)(a)(b)	USD 250	250,334
Capital One Multi-Asset Execution Trust, 6.14%, 05/15/28, (3-mo. CME Term SOFR + 0.812%)(b)	USD 192	191,753
Carbone Clo Ltd., 6.73%, 01/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,430	1,432,297
Carlyle Global Market Strategies CLO Ltd.
6.57%, 07/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 1,577	1,578,667
6.67%, 04/22/32 (Call 07/22/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 250	250,051
6.69%, 10/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 510	511,036
6.62%, 05/15/31 (Call 05/15/24), (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,015	1,016,968
6.64%, 07/27/31 (Call 07/27/24), (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,941	1,942,015
6.67%, 01/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 1,897	1,899,586
Series 2014-1A, Class A1R2, 6.55%, 04/17/31 (Call 07/17/24), (3-mo. SOFR + 1.232%)(a)(b)	USD 703	703,086
Carlyle U.S. CLO Ltd.
7.39%, 01/20/31 (Call 07/20/24), (3-mo. LIBOR US + 1.800%)(a)(b)	USD 250	250,248
6.75%, 07/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.160%)(a)(b)	USD 250	250,200
6.49%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.162%)(a)(b)	USD 153	152,982
6.67%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,000	2,002,355
8.43%, 10/15/35 (Call 10/15/24), (3-mo. SOFR + 3.100%)(a)(b)	USD 400	403,271
7.02%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.692%)(a)(b)	USD 1,000	1,001,303
6.59%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 824	824,471
Security	Par (000)	Value
6.73%, 01/25/35 (Call 07/25/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,000	$1,001,436
7.24%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 580	582,444
6.48%, 10/15/31 (Call 10/15/24), (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,718	1,719,827
Cedar Funding V CLO Ltd., 6.68%, 07/17/31 (Call 07/17/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 530	530,227
Cedar Funding VII Clo Ltd., 6.59%, 01/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,612	1,612,370
Cedar Funding VIII Clo Ltd., 7.23%, 10/17/34 (Call 07/17/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,000,234
Cedar Funding X CLO Ltd., 7.19%, 10/20/32 (Call 07/20/24), (3-mo. LIBOR US + 1.600%)(a)(b)	USD 250	250,081
Cedar Funding XII CLO Ltd., 7.19%, 10/25/34 (Call 07/25/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 500	499,669
Cedar Funding XIV CLO Ltd.
7.19%, 07/15/33 (Call 07/15/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,000	999,575
6.69%, 07/15/33 (Call 07/15/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 750	750,423
Cedar Funding XV CLO Ltd., 6.64%, 04/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	499,665
Chase Issuance Trust, 5.08%, 09/15/30	USD 400	398,531
Chesapeake Funding II LLC
5.65%, 05/15/35 (Call 03/15/26)(a)	USD 113	112,562
6.16%, 10/15/35 (Call 07/15/26)(a)	USD 437	439,056
CIFC Funding 2017-II Ltd., 7.09%, 04/20/30 (Call 07/20/24), (3-mo. SOFR + 1.761%)(a)(b)	USD 500	500,827
CIFC Funding 2020-IV Ltd., 6.91%, 01/15/34 (Call 07/15/24), (3-mo. SOFR + 1.581%)(a)(b)	USD 1,000	1,001,641
CIFC Funding 2022-VI Ltd., 8.43%, 07/16/35 (Call 10/16/24), (3-mo. SOFR + 3.100%)(a)(b)	USD 400	402,394
CIFC Funding Ltd.
7.34%, 07/16/30 (Call 07/16/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 850	851,852
6.64%, 07/15/33 (Call 07/15/24), (3-mo. LIBOR US + 1.050%)(a)(b)	USD 1,250	1,251,196
7.19%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 500	501,321
6.76%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 300	300,004
6.53%, 10/24/30 (Call 07/24/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 634	634,536
6.65%, 04/27/31 (Call 07/27/24), (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 1,386	1,387,440
6.76%, 11/16/30 (Call 07/17/24), (3-mo. SOFR + 1.442%)(a)(b)	USD 498	498,549
6.59%, 10/18/30 (Call 07/18/24), (3-mo. LIBOR US + 1.000%)(a)(b)	USD 824	825,421
7.19%, 07/18/31 (Call 07/18/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 390	391,093

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
7.14%, 04/25/33 (Call 07/25/24), (3-mo. LIBOR US + 1.550%)(a)(b)	USD 250	$250,465
6.65%, 04/19/35 (Call 07/19/24), (3-mo. SOFR + 1.320%)(a)(b)	USD 250	250,310
8.49%, 07/15/33 (Call 07/15/24), (3-mo. CME Term SOFR + 3.162%)(a)(b)	USD 1,480	1,482,235
6.99%, 01/18/31 (Call 07/18/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 500	500,296
6.69%, 07/18/31 (Call 07/18/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 1,617	1,618,736
6.73%, 07/15/36 (Call 07/15/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 900	901,190
Series 2014-2RA, Class A1, 6.63%, 04/24/30 (Call 07/24/24), (3-mo. SOFR + 1.312%)(a)(b)	USD 911	912,187
Series 2018-1A, Class A, 6.59%, 04/18/31 (Call 07/18/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 1,599	1,600,718
Series 2018-2A, Class A1, 6.63%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.302%)(a)(b)	USD 218	218,098
Series 2020 3A, Class A1R, 6.72%, 10/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.130%)(a)(b)	USD 2,000	2,002,892
Citibank Credit Card Issuance Trust, 6.21%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD 970	978,300
Clover CLO LLC
6.75%, 04/15/34 (Call 07/15/24), (3-mo. SOFR +1.421%)(a)(b)	USD 250	250,253
6.76%, 07/20/34 (Call 07/20/24), (3-mo. LIBOR US + 1.170%)(a)(b)	USD 250	250,066
Clover CLO Ltd. Series 2019 2A, Class AR, 6.69%, 10/25/33 (Call 07/25/24), (3 mo. LIBOR US + 1.100%)(a)(b)	USD 1,000	1,000,500
College Ave Student Loans LLC
3.06%, 07/26/55 (Call 12/25/34)(a)	USD 97	83,903
6.23%, 06/25/52 (Call 01/25/34), (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 990	970,860
2.72%, 07/26/55 (Call 12/25/34)(a)	USD 195	169,320
1.60%, 07/25/51 (Call 02/25/32)(a)	USD 431	378,180
College Avenue Student Loans LLC, 6.33%, 07/26/55 (Call 12/25/34), (1-mo. LIBOR US + 0.900%)(a)(b)	USD 1,229	1,199,916
Cumulus Static CLO DAC, 1.00%, 11/15/33 (Call 05/15/25), (3-mo. EURIBOR + 3.700%)(b)(d)	EUR 333	355,378
CVC Cordatus Loan Fund XXX DAC, 7.87%, 05/15/37 (Call 11/15/25), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 1,000	1,067,725
CVC Cordatus Opportunity Loan Fund DAC, 7.91%, 08/15/33 (Call 05/15/25), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 1,000	1,070,405
Discover Card Execution Note Trust, 6.04%, 12/15/26, (1-mo. CME Term SOFR + 0.714%)(b)	USD 370	370,238
Dryden 36 Senior Loan Fund, 7.04%, 04/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 2,000	2,000,505
Dryden 42 Senior Loan Fund, 7.14%, 07/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 500	501,149
Security	Par (000)	Value
Dryden 50 Senior Loan Fund, 6.59%, 07/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,712	$1,714,677
Dryden 53 CLO Ltd., 6.71%, 01/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,989	2,992,670
Dryden 55 CLO Ltd., 6.61%, 04/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 245	245,191
Dryden 60 CLO Ltd., 6.64%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,895	1,895,565
Dryden 68 CLO Ltd., 7.29%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	999,065
Dryden 70 CLO Ltd., 6.76%, 01/16/32 (Call 07/16/24), (3-mo. SOFR + 1.431%)(a)(b)	USD 906	907,340
Dryden 77 CLO Ltd., 6.70%, 05/20/34 (Call 05/20/24), (3-mo. LIBOR US + 1.120%)(a)(b)	USD 250	250,315
Dryden Senior Loan Fund, 6.57%, 04/15/28 (Call 07/15/24), (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 342	341,716
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 6.49%, 04/15/29 (Call 07/15/24), (3-mo. SOFR + 1.616%)(a)(b)	USD 916	916,639
Dryden XXVIII Senior Loan Fund, 6.77%, 08/15/30 (Call 05/15/24), (3-mo. SOFR + 1.462%)(a)(b)	USD 1,445	1,445,594
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD 81	77,004
ELFI Graduate Loan Program LLC
4.51%, 08/26/47 (Call 03/25/31)(a)	USD 129	120,890
6.37%, 02/04/48 (Call 05/25/34)(a)	USD 391	392,456
Elmwood CLO 14 Ltd., 6.64%, 04/20/35 (Call 07/20/24), (3-mo. SOFR + 1.320%)(a)(b)	USD 250	250,335
Elmwood CLO 22 Ltd., 7.52%, 04/17/36 (Call 04/17/25), (3-mo. SOFR +2.200%)(a)(b)	USD 250	251,092
Elmwood CLO II Ltd., 6.74%, 04/20/34 (Call 07/20/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD 750	751,000
Elmwood CLO IX Ltd., 6.72%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 250	250,046
Elmwood CLO V Ltd., 6.74%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,001,322
Elmwood CLO XI Ltd., 7.19%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 330	331,245
Enterprise Fleet Financing LLC
4.38%, 07/20/29 (Call 04/20/26)(a)	USD 1,504	1,485,405
6.40%, 03/20/30 (Call 07/20/27)(a)	USD 747	754,406
4.65%, 05/21/29 (Call 12/20/25)(a)	USD 2,829	2,804,052
6.41%, 06/20/30 (Call 07/20/27)(a)	USD 633	647,494
5.42%, 10/22/29 (Call 09/20/26)(a)	USD 226	223,954
5.50%, 04/22/30 (Call 03/20/27)(a)	USD 313	311,663
5.23%, 03/20/30 (Call 09/20/27)(a)	USD 1,793	1,779,771
5.16%, 09/20/30 (Call 09/20/27)(a)	USD 1,654	1,628,205

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.76%, 10/22/29 (Call 06/20/26)(a)	USD 1,876	$1,875,489
5.51%, 01/22/29 (Call 09/20/26)(a)	USD 2,407	2,401,243
Fair Oaks Loan Funding III DAC, 6.91%, 10/15/34 (Call 07/15/24), (3-mo. EURIBOR + 3.000%)(b)(d)	EUR 1,160	1,223,656
Fidelity Grand Harbour CLO DAC
7.51%, 10/15/34 (Call 07/15/24), (3-mo. EURIBOR + 3.600%)(b)(d)	EUR 1,000	1,053,355
8.02%, 04/15/38 (Call 10/15/25), (3-mo. EURIBOR + 4.100%)(b)(d)	EUR 200	214,699
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD 500	464,926
Flatiron Clo 17 Ltd., 7.02%, 05/15/30 (Call 05/15/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 505	504,848
Flatiron CLO 18 Ltd., 6.53%, 04/17/31 (Call 07/17/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 157	157,389
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.70%, 07/19/34 (Call 07/19/24), (3-mo. SOFR +1.371%)(a)(b)	USD 250	251,216
Flatiron CLO 28 Ltd., 1.00%, 07/15/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	500,000
Flatiron RR CLO 22 LLC, 7.19%, 10/15/34 (Call 07/15/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 250	251,043
Ford Credit Auto Owner Trust
5.27%, 05/17/27 (Call 06/15/26)	USD 146	145,580
5.28%, 02/15/36 (Call 08/15/28)(a)	USD 166	164,977
4.87%, 08/15/36 (Call 02/15/29)(a)	USD 1,251	1,224,169
Ford Credit Floorplan Master Owner Trust A, 2.64%, 09/15/26	USD 245	241,724
Foundation Finance Trust
2.19%, 01/15/42 (Call 07/15/29)(a)	USD 176	160,219
6.53%, 06/15/49 (Call 01/15/29)(a)	USD 588	592,306
Galaxy XIX CLO Ltd.
6.53%, 07/24/30 (Call 07/24/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 159	158,858
6.98%, 07/24/30 (Call 07/24/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 500	500,410
Galaxy XV CLO Ltd., 7.04%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.711%)(a)(b)	USD 500	501,071
Galaxy XX CLO Ltd., 6.59%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.261%)(a)(b)	USD 1,319	1,319,394
Galaxy XXI CLO Ltd., 6.61%, 04/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,455	1,455,909
Galaxy XXV CLO Ltd., 7.33%, 04/25/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	250,000
Galaxy XXVII CLO Ltd., 6.61%, 05/16/31 (Call 05/16/24), (3-mo. SOFR + 1.282%)(a)(b)	USD 600	599,955
Galaxy Xxviii Clo Ltd., 7.19%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,000	1,003,151
Galaxy XXVIII CLO Ltd., 6.69%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 917	917,837
Generate CLO 2 Ltd., 6.74%, 01/22/31 (Call 07/22/24), (3-mo. SOFR + 1.412%)(a)(b)	USD 176	176,022
Security	Par (000)	Value
Generate CLO 4 Ltd., 6.68%, 04/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.352%)(a)(b)	USD 974	$974,286
Generate CLO 7 Ltd., 6.92%, 04/22/37 (Call 04/22/26), (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 250	250,168
Generate CLO 8 Ltd., 6.79%, 10/20/34 (Call 07/20/24), (3-mo. SOFR + 1.461%)(a)(b)	USD 1,500	1,502,633
GMF Floorplan Owner Revolving Trust
6.48%, 06/15/28, (30-day SOFR + 1.150%)(a)(b)	USD 920	928,342
5.83%, 06/15/30(a)	USD 188	185,474
6.08%, 03/15/29, (30-day Avg SOFR + 0.750%)(a)(b)	USD 7,500	7,499,952
GoldenTree Loan Management U.S. CLO 12 Ltd., 7.27%, 04/20/34 (Call 07/20/24), (3-mo. SOFR + 1.950%)(a)(b)	USD 250	251,408
GoldenTree Loan Management U.S. CLO 6 Ltd., 6.64%, 04/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,261
GoldenTree Loan Management U.S. CLO 8 Ltd., 6.74%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,001,172
GoldentTree Loan Management U.S. CLO 1 Ltd., 7.72%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD 250	249,375
Golub Capital Partners 48 LP, 6.89%, 04/17/33 (Call 07/17/24), (3-mo. LIBOR US + 1.310%)(a)(b)	USD 750	750,727
Golub Capital Partners CLO 55B Ltd., 6.79%, 07/20/34 (Call 07/20/24), (3-mo. SOFR +1.461%)(a)(b)	USD 250	250,284
Golub Capital Partners CLO 58B Ltd., 6.77%, 01/25/35 (Call 07/25/24), (3-mo. SOFR + 1.441%)(a)(b)	USD 1,000	1,000,724
Golub Capital Partners CLO 64B Ltd., 10.82%, 10/25/35 (Call 10/25/24), (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD 1,000	1,013,956
GoodLeap Sustainable Home Solutions Trust, 4.95%, 07/20/49 (Call 07/20/40)(a)	USD 191	174,992
Gracie Point International Funding, 8.46%, 09/01/26 (Call 09/01/25), (90-day Avg SOFR + 3.100%)(a)(b)	USD 1,700	1,724,953
Gracie Point International Funding LLC
7.61%, 03/01/27 (Call 03/01/26), (90-day SOFR + 2.250%)(a)(b)	USD 1,176	1,190,948
7.31%, 09/01/26 (Call 09/01/25), (90-day SOFR + 1.950%)(a)(b)	USD 1,887	1,898,663
7.06%, 03/01/28 (Call 03/01/26), (90-day Avg SOFR + 1.700%)(a)(b)	USD 4,510	4,521,067
Greenwood Park CLO Ltd., 6.60%, 04/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 668	668,124
Halseypoint Clo 6 Ltd., 7.77%, 10/20/34 (Call 10/20/24), (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD 1,250	1,259,937
Henley CLO IV DAC, 6.88%, 04/25/34 (Call 07/25/24), (3-mo. EURIBOR + 3.000%)(b)(d)	EUR 1,000	1,065,779

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Henley CLO X DAC, 1.00%, 07/20/37 (Call 04/20/26), (3-mo. EURIBOR + 3.750%)(b)(d)	EUR 484	$516,525
Invesco CLO Ltd., 7.12%, 04/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 500	501,536
KKR Financial CLO Ltd., 1.00%, 04/15/29, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 2,000	2,000,000
Lendmark Funding Trust
1.90%, 11/20/31 (Call 05/20/26)(a)	USD 280	252,822
3.41%, 11/20/31 (Call 05/20/26)(a)	USD 710	607,898
5.62%, 07/20/32 (Call 06/20/25)(a)	USD 300	294,250
5.60%, 05/20/33 (Call 04/20/25)(a)	USD 240	235,029
8.69%, 05/20/33 (Call 04/20/25)(a)	USD 1,070	1,093,677
5.53%, 06/21/32 (Call 01/20/27)(a)	USD 2,000	1,984,124
6.40%, 06/21/32 (Call 01/20/27)(a)	USD 1,957	1,928,628
7.21%, 06/21/32 (Call 01/20/27)(a)	USD 5,241	5,229,042
Logan CLO I Ltd., 1.00%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD 1,000	1,000,000
Logan CLO II Ltd., 7.29%, 01/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	251,455
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.73%, 01/18/34 (Call 07/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	USD 2,000	2,002,956
Madison Park Funding XIII Ltd. Series 2014-13A, Class AR2, 6.54%, 04/19/30 (Call 07/19/24), (3-mo. SOFR + 1.212%)(a)(b)	USD 85	85,132
Madison Park Funding XLV Ltd., 7.29%, 07/15/34 (Call 07/15/24), (3-mo. SOFR +1.961%)(a)(b)	USD 250	251,210
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 6.59%, 07/21/30 (Call 07/21/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 1,109	1,109,250
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR, 6.56%, 07/27/31 (Call 07/27/24), (3 mo. LIBOR US + 0.970%)(a)(b)	USD 2,980	2,982,573
Madison Park Funding XXXI Ltd., 7.29%, 01/23/31 (Call 07/23/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,832
Madison Park Funding XXXII Ltd.
6.59%, 01/22/31 (Call 07/22/24), (3-mo. LIBOR US + 1.000%)(a)(b)	USD 245	245,260
6.99%, 01/22/31 (Call 07/22/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 1,500	1,499,586
Madison Park Funding XXXIII Ltd., 7.13%, 10/15/32 (Call 07/15/24), (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 475	475,445
Madison Park Funding XXXIV Ltd., 6.71%, 04/25/32 (Call 07/25/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 410	410,618
Madison Park Funding XXXVI Ltd., 6.68%, 04/15/35 (Call 07/15/24), (3-mo. SOFR +1.350%)(a)(b)	USD 250	249,871
Mariner Finance Issuance Trust
2.19%, 08/21/34 (Call 05/20/24)(a)	USD 71	70,024
6.45%, 10/20/37 (Call 10/20/24)(a)	USD 597	597,276
2.33%, 03/20/36 (Call 03/20/26)(a)	USD 350	310,090
Security	Par (000)	Value
7.11%, 10/22/35 (Call 10/20/25)(a)	USD 210	$211,935
6.70%, 10/22/35 (Call 10/20/25)(a)	USD 400	403,030
7.90%, 10/22/35 (Call 10/20/25)(a)	USD 1,395	1,415,748
8.85%, 10/22/35 (Call 10/20/25)(a)	USD 1,225	1,242,714
2.10%, 11/20/36 (Call 11/20/26)(a)	USD 1,987	1,784,364
3.42%, 11/20/36 (Call 11/20/26)(a)	USD 1,177	1,004,197
1.86%, 03/20/36 (Call 03/20/26)(a)	USD 480	439,991
Mercedes-Benz Auto Receivables Trust, 5.09%, 01/15/26 (Call 11/15/26)	USD 38	38,060
MF1 LLC, 7.06%, 03/19/39 (Call 02/19/26), (1-mo. SOFR + 1.737%)(a)(b)	USD 1,295	1,292,167
MidOcean Credit CLO XII Ltd., 6.67%, 04/18/36 (Call 04/18/25), (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 2,500	2,496,871
Milos CLO Ltd., 6.66%, 10/20/30 (Call 07/20/24), (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 574	574,736
MMAF Equipment Finance LLC, 5.10%, 07/13/49 (Call 04/13/30)(a)	USD 1,677	1,645,173
Mosaic Solar Loan Trust
1.64%, 04/22/47 (Call 12/20/37)(a)	USD 328	260,897
4.01%, 06/22/43 (Call 08/20/30)(a)	USD 44	40,392
6.40%, 05/20/53 (Call 05/20/35)(a)	USD 152	154,443
4.20%, 02/22/44 (Call 10/20/30)(a)	USD 145	132,459
Navient Private Education Loan Trust
7.04%, 10/15/31 (Call 09/15/26), (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 274	274,961
3.61%, 12/15/59 (Call 02/15/28)(a)	USD 56	54,850
6.89%, 07/16/40 (Call 06/15/28), (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD 345	346,220
Navient Private Education Refi Loan Trust
3.42%, 01/15/43 (Call 02/15/26)(a)	USD 77	74,513
5.51%, 10/15/71 (Call 10/15/32)(a)	USD 280	277,072
3.33%, 05/15/69 (Call 09/15/27)(a)	USD 100	79,962
7.04%, 11/15/68 (Call 07/15/31), (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 390	394,399
6.34%, 01/15/43 (Call 02/15/26), (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 77	76,391
6.49%, 12/15/59 (Call 09/15/31), (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 734	734,999
0.84%, 05/15/69 (Call 06/15/28)(a)	USD 379	328,221
Series 2020-IA, Class A1B, 6.44%, 04/15/69 (Call 01/15/32), (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 2,380	2,380,398
Series 2021-DA, Class A, 6.51%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD 873	839,422
Navient Student Loan Trust, 7.03%, 03/15/72, (30-day SOFR + 1.700%)(a)(b)	USD 85	85,518
Nelnet Student Loan Trust
6.46%, 04/20/62 (Call 09/20/29), (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD 1,764	1,747,321
2.85%, 04/20/62 (Call 08/20/31)(a)	USD 300	242,734
3.36%, 04/20/62 (Call 09/20/31)(a)	USD 664	522,940
6.12%, 04/20/62 (Call 01/20/32), (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD 336	332,091
1.36%, 04/20/62 (Call 09/20/29)(a)	USD 331	296,976
7.58%, 11/25/53 (Call 01/25/32), (30-day SOFR + 2.250%)(a)(b)	USD 489	487,941
2.85%, 04/20/62 (Call 08/20/31)(a)	USD 1,483	1,199,914
1.63%, 04/20/62 (Call 01/20/32)(a)	USD 265	240,379

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2021-A, Class A1, 6.23%, 04/20/62 (Call 02/20/29), (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 314	$312,069
Series 2021-BA, Class AFL, 6.21%, 04/20/62 (Call 07/20/29), (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD 1,714	1,700,369
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 6.62%, 01/28/30 (Call 07/28/24), (3-mo. SOFR + 1.292%)(a)(b)	USD 1,011	1,011,347
Neuberger Berman CLO XV
6.51%, 10/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 232	231,647
6.94%, 10/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 250	250,166
Neuberger Berman CLO XVII Ltd.
6.62%, 04/22/29 (Call 07/22/24), (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 639	638,862
7.09%, 04/22/29 (Call 07/22/24), (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 885	886,308
Neuberger Berman CLO XX Ltd., 6.75%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 500	500,565
Neuberger Berman Loan Advisers CLO 25 Ltd., 6.52%, 10/18/29 (Call 07/18/24), (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD 2,277	2,279,987
Neuberger Berman Loan Advisers CLO 26 Ltd., 6.51%, 10/18/30 (Call 07/18/24), (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 869	870,144
Neuberger Berman Loan Advisers CLO 31 Ltd., 6.63%, 04/20/31 (Call 07/20/24), (3-mo. LIBOR US + 1.040%)(a)(b)	USD 250	250,373
Neuberger Berman Loan Advisers CLO 32 Ltd., 6.99%, 01/20/32 (Call 07/19/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 225	225,158
Neuberger Berman Loan Advisers CLO 34 Ltd., 6.56%, 01/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD 2,000	2,000,884
Neuberger Berman Loan Advisers CLO 37 Ltd., 6.56%, 07/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,925	1,927,569
Neuberger Berman Loan Advisers CLO 40 Ltd., 6.65%, 04/16/33 (Call 07/16/24), (3-mo. LIBOR US + 1.060%)(a)(b)	USD 250	250,327
Neuberger Berman Loan Advisers CLO 45 Ltd., 6.72%, 10/14/35 (Call 07/14/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 255	255,316
Neuberger Berman Loan Advisers CLO 49 Ltd.
6.74%, 07/25/34 (Call 07/25/24), (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 500	500,999
7.32%, 07/25/34 (Call 07/25/24), (3-mo. SOFR + 2.000%)(a)(b)	USD 250	251,262
Neuberger Berman Loan Advisers Euro Clo 6 DAC, 1.00%, 07/15/37 (Call 07/15/26), (3-mo. EURIBOR + 3.750%)(b)(d)	EUR 588	627,514
New Mountain CLO 4 Ltd., 7.27%, 04/20/36 (Call 04/20/25), (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,006,235
NYACK Park CLO Ltd., 6.71%, 10/20/34 (Call 07/20/24), (3-mo. SOFR +1.381%)(a)(b)	USD 252	252,373
Security	Par (000)	Value
Oaktree CLO Ltd., 6.88%, 07/15/33 (Call 01/15/25), (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 1,000	$1,000,270
OCP CLO Ltd.
6.56%, 04/10/33 (Call 07/10/24), (3 mo. LIBOR US + 1.000%)(a)(b)	USD 1,994	1,996,184
7.08%, 11/20/30 (Call 05/20/24), (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 680	679,678
6.63%, 07/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 2,750	2,752,917
6.58%, 01/15/33 (Call 07/15/24), (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,000	1,000,411
6.67%, 04/26/31 (Call 07/26/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 1,161	1,161,082
7.29%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,003,907
6.71%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 231	231,548
7.87%, 04/17/36 (Call 04/17/25), (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD 500	504,333
Series 2017-13A, 6.55%, 07/15/30 (Call 07/15/24), (3-mo. SOFR + 1.222%)(a)(b)	USD 2,643	2,644,791
Octagon Investment Partners 18-R Ltd., 6.55%, 04/16/31 (Call 07/16/24), (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,551	1,553,213
Octagon Investment Partners 32 Ltd.
6.54%, 07/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 1,335	1,335,574
7.17%, 07/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.842%)(a)(b)	USD 1,000	1,002,095
Octagon Investment Partners 35 Ltd., 6.65%, 01/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 397	397,875
Octagon Investment Partners 36 Ltd., 6.56%, 04/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 587	587,626
Octagon Investment Partners 48 Ltd., 6.74%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 3,000	3,003,015
Octagon Investment Partners XVI Ltd., 6.60%, 07/17/30 (Call 07/17/24), (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,108	1,108,928
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 6.59%, 01/25/31 (Call 07/25/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 1,369	1,369,967
Octagon Investment Partners XXI Ltd., 6.57%, 02/14/31 (Call 05/14/24), (3-mo. LIBOR US + 1.000%)(a)(b)	USD 2,335	2,335,751
OHA Credit Funding 10 Ltd., 6.72%, 01/18/36 (Call 07/18/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 250	250,233
OHA Credit Funding 2 Ltd., 6.74%, 04/21/34 (Call 07/21/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 500	500,357
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.73%, 07/02/35 (Call 07/20/24), (3-mo. SOFR +1.401%)(a)(b)	USD 500	500,601
OHA Credit Funding 6 Ltd., 8.74%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 3.412%)(a)(b)	USD 1,000	1,002,780

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 9 Ltd., 7.29%, 07/19/35 (Call 07/19/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 2,000	$2,011,781
OHA Credit Partners XVI, 6.74%, 10/18/34 (Call 07/18/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD 625	625,925
OHA Loan Funding Ltd.
6.74%, 01/19/37 (Call 07/19/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD 250	250,394
6.85%, 01/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.522%)(a)(b)	USD 250	250,112
7.29%, 01/19/37 (Call 07/19/24), (3-mo. SOFR + 1.961%)(a)(b)	USD 500	503,058
OneMain Direct Auto Receivables Trust
6.93%, 03/14/29 (Call 05/14/26), (30-day SOFR + 1.600%)(a)(b)	USD 678	681,685
5.81%, 02/14/31 (Call 11/14/27)(a)	USD 310	307,066
Onemain Financial Issuance Trust, 5.79%, 05/14/41 (Call 10/14/32)(a)	USD 3,710	3,711,159
OneMain Financial Issuance Trust
3.14%, 10/14/36 (Call 10/14/26)(a)	USD 350	326,110
2.47%, 06/16/36 (Call 06/14/26)(a)	USD 500	416,388
4.89%, 10/14/34 (Call 10/14/24)(a)	USD 1,893	1,876,696
5.94%, 05/15/34 (Call 01/14/25)(a)	USD 620	620,620
1.75%, 09/14/35 (Call 09/14/25)(a)	USD 500	463,207
5.50%, 06/14/38 (Call 06/14/28)(a)	USD 2,310	2,300,494
1.95%, 06/16/36 (Call 06/14/26)(a)	USD 200	172,978
2.21%, 09/14/35 (Call 09/14/25)(a)	USD 392	347,622
7.52%, 09/15/36 (Call 09/14/26)(a)	USD 595	600,260
6.83%, 09/15/36 (Call 09/14/26), (30-day SOFR + 1.500%)(a)(b)	USD 4,250	4,317,575
3.66%, 10/14/36 (Call 10/14/26)(a)	USD 225	198,530
6.17%, 09/15/36 (Call 09/14/26)(a)	USD 323	324,908
7.49%, 06/14/38 (Call 06/14/28)(a)	USD 595	598,874
2.76%, 09/14/35 (Call 09/14/25)(a)	USD 575	507,394
4.04%, 03/14/33 (Call 05/14/24)(a)	USD 340	334,183
5.77%, 03/14/33 (Call 05/14/24)(a)	USD 701	692,059
OZLM VI Ltd., 7.33%, 04/17/31 (Call 07/17/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 380	380,570
OZLM XVIII Ltd.
6.61%, 04/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,366	1,366,923
7.14%, 04/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 500	501,137
Palmer Square CLO Ltd.
6.58%, 10/17/31 (Call 07/17/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 368	369,109
6.74%, 07/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD 250	250,354
7.12%, 07/20/35 (Call 10/20/24), (3-mo. SOFR +1.800%)(a)(b)	USD 250	252,493
6.72%, 11/14/34 (Call 05/14/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD 1,167	1,168,459
7.92%, 01/20/36 (Call 01/20/25), (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD 250	251,217
7.24%, 01/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 500	502,221
7.47%, 10/20/33 (Call 10/20/24), (3-mo. SOFR + 2.150%)(a)(b)	USD 250	251,418
7.14%, 07/20/30 (Call 07/20/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,300	1,300,868
Security	Par (000)	Value
Series 2021-3A, Class A1, 6.74%, 01/15/35 (Call 07/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD 1,000	$1,001,459
Palmer Square European CLO DAC, 7.91%, 01/15/38 (Call 07/15/25), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 372	398,284
Palmer Square Loan Funding Ltd.
6.39%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.062%)(a)(b)	USD 593	593,174
6.38%, 04/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD 143	143,013
6.83%, 05/20/29 (Call 05/20/24), (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 660	661,092
6.99%, 07/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 1,690	1,690,017
6.93%, 04/15/31 (Call 10/15/24), (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	999,958
6.43%, 04/15/31 (Call 10/15/24), (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 469	469,722
6.60%, 10/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 349	349,714
6.84%, 04/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 2,000	2,002,098
7.39%, 04/20/29 (Call 07/20/24), (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 890	890,697
6.80%, 01/25/32 (Call 01/25/25), (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 1,838	1,839,137
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.72%, 10/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.130%)(a)(b)	USD 287	287,342
PFS Financing Corp.
4.90%, 08/15/27(a)	USD 1,172	1,154,560
6.63%, 01/15/28, (30-day SOFR + 1.300%)(a)(b)	USD 1,900	1,903,096
1.09%, 08/15/26(a)	USD 508	500,041
Pikes Peak CLO 8
6.76%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	999,938
7.34%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 1,000	1,002,675
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD 2,089	1,845,891
Providus Clo VI DAC, 7.12%, 05/20/34 (Call 05/20/24), (3-mo. EURIBOR + 3.200%)(b)(d)	EUR 1,000	1,048,303
Rad CLO 10 Ltd., 6.99%, 04/23/34 (Call 07/23/24), (3-mo. SOFR + 1.661%)(a)(b)	USD 250	249,624
Rad CLO 18 Ltd., 7.28%, 04/15/36 (Call 04/15/25), (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 250	250,660
RAD CLO 24 Ltd., 1.00%, 07/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 1,000	1,000,000
Rad CLO 5 Ltd., 6.70%, 07/24/32 (Call 07/24/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,000	2,000,000
Rad CLO 7 Ltd., 6.67%, 04/17/36 (Call 04/17/25), (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,500	1,499,939
Recette Clo Ltd., 6.67%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,000	2,001,312

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Regatta VI Funding Ltd., 6.75%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 2,000	$2,002,843
Regatta XI Funding Ltd., 6.65%, 07/17/31 (Call 07/17/24), (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 195	195,371
Regatta XII Funding Ltd., 6.69%, 10/15/32 (Call 07/15/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 2,000	2,002,663
Regatta XVIII Funding Ltd., 6.69%, 01/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.100%)(a)(b)	USD 500	500,639
Regatta XX Funding Ltd., 6.75%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 1,000	1,001,041
Regatta XXIV Funding Ltd., 6.74%, 01/20/35 (Call 07/20/24), (3-mo. SOFR +1.411%)(a)(b)	USD 1,000	1,001,999
Regatta XXVIII Funding Ltd., 6.88%, 04/25/37 (Call 04/25/26), (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 750	749,063
Regional Management Issuance Trust
3.07%, 03/15/32 (Call 03/15/25)(a)	USD 317	303,357
7.10%, 11/17/32 (Call 11/15/24)(a)	USD 287	288,988
2.34%, 10/15/30 (Call 05/15/24)(a)	USD 900	885,817
1.68%, 03/17/31 (Call 05/15/24)(a)	USD 5,840	5,664,311
1.90%, 08/15/33 (Call 08/15/26)(a)	USD 350	312,738
2.42%, 03/17/31 (Call 05/15/24)(a)	USD 400	371,926
2.35%, 08/15/33 (Call 08/15/26)(a)(d)	USD 1,710	1,454,411
3.71%, 03/15/32 (Call 03/15/25)(a)	USD 1,080	1,007,400
Republic Finance Issuance Trust, 2.30%, 12/22/31 (Call 12/20/24)(a)	USD 10,775	10,301,023
Rockford Tower CLO Ltd., 6.78%, 10/20/30 (Call 07/20/24), (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD 621	620,926
RR 1 LLC
6.74%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,125	1,124,754
7.19%, 07/15/35 (Call 07/15/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 250	250,834
RR 16 Ltd., 6.70%, 07/15/36 (Call 07/15/24), (3-mo. LIBOR US + 1.110%)(a)(b)	USD 250	250,972
RR 18 Ltd., 7.19%, 10/15/34 (Call 07/15/24), (3-mo. SOFR + 1.861%)(a)(b)	USD 500	502,129
RR 19 Ltd., 6.73%, 10/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 500	500,586
RR 3 Ltd. Series 2018-3A, Class A1R2, 6.68%, 01/15/30 (Call 07/15/24), (3-mo. SOFR + 1.362%)(a)(b)	USD 1,020	1,021,124
RR 4 Ltd., 7.14%, 04/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 595	596,153
RR 8 Ltd., 7.16%, 04/15/33 (Call 07/15/24), (3-mo. SOFR + 1.831%)(a)(b)	USD 500	501,352
RR15 Ltd., 7.04%, 04/15/36 (Call 07/15/24), (3-mo. SOFR + 1.711%)(a)(b)	USD 300	299,530
RRX 4 Ltd. Series 2021 4A, Class A1, 6.79%, 07/15/34 (Call 07/15/24), (3-mo. SOFR +1.461%)(a)(b)	USD 250	250,258
RRX 5 Ltd., 7.39%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 1,000	1,004,267
Sandstone Peak Ltd., 7.39%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 2,000	2,006,883
Security	Par (000)	Value
Service Experts Issuer LLC, 2.67%, 02/02/32 (Call 02/20/29)(a)	USD 50	$46,970
Signal Peak CLO 8 Ltd., 6.86%, 04/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.532%)(a)(b)	USD 1,000	1,000,617
Sixth Street CLO XIX Ltd., 7.29%, 07/20/34 (Call 07/20/24), (3-mo. SOFR + 1.961%)(a)(b)	USD 500	502,196
Sixth Street CLO XX Ltd., 7.24%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,957
SLM Private Credit Student Loan Trust
5.83%, 12/16/41 (Call 06/15/29), (3-mo. CME Term SOFR + 0.502%)(b)	USD 491	484,276
6.02%, 09/15/33 (Call 06/15/24), (3-mo. CME Term SOFR + 0.692%)(b)	USD 311	306,654
Series 2004-A, Class A3, 5.99%, 06/15/33 (Call 06/15/24), (3-mo. SOFR + 0.662%)(b)	USD 480	476,857
Series 2005-A, Class A4, 5.90%, 12/15/38 (Call 06/15/24), (3-mo. SOFR + 0.572%)(b)	USD 1,799	1,770,330
Series 2006-A, Class A5, 5.88%, 06/15/39 (Call 12/15/27), (3-mo. SOFR + 0.552%)(b)	USD 96	93,056
SLM Private Education Loan Trust, 10.19%, 10/15/41 (Call 06/15/30), (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD 218	234,461
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD 168	161,255
2.76%, 07/15/53(a)	USD 1,016	853,803
2.31%, 01/15/53(a)	USD 1,193	1,109,914
6.24%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 976	969,726
2.30%, 01/15/53(a)	USD 854	792,059
6.78%, 02/16/55, (30-day SOFR + 1.450%)(a)(b)	USD 1,594	1,598,306
6.44%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 242	242,623
4.48%, 05/16/50(a)	USD 627	602,630
1.59%, 01/15/53(a)	USD 96	84,441
7.13%, 10/16/56, (30-day SOFR + 1.800%)(a)(b)	USD 1,834	1,868,483
2.84%, 06/15/37(a)	USD 281	265,983
1.34%, 03/17/53(a)	USD 47	41,973
2.23%, 09/15/37(a)	USD 157	146,560
6.19%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 190	189,999
5.67%, 11/15/52(a)	USD 2,088	2,072,589
6.88%, 11/15/52, (30-day SOFR + 1.550%)(a)(b)	USD 214	215,782
6.27%, 09/15/37, (1-mo. SOFR + 0.944%)(a)(b)	USD 130	129,686
6.16%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 260	258,343
3.50%, 09/15/43 (Call 09/15/28)(a)	USD 64	62,066
3.50%, 06/17/41(a)	USD 100	93,392
6.17%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD 335	325,791
6.54%, 09/15/34, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 89	88,551
3.50%, 02/15/36(a)	USD 48	46,833

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.31%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD 319	$317,442
6.28%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 739	736,411
2.50%, 09/15/54(a)	USD 380	302,354
6.83%, 01/15/53, (30-day SOFR + 1.500%)(a)(b)	USD 1,572	1,586,274
1.07%, 01/15/53(a)	USD 446	389,472
6.54%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 246	245,410
6.78%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD 10,705	10,783,354
5.88%, 03/15/56(a)	USD 1,802	1,767,736
6.28%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 3,284	3,274,730
6.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 266	265,446
6.15%, 10/15/58(a)	USD 2,138	2,120,340
5.24%, 03/15/56(a)	USD 2,375	2,319,796
1.39%, 01/15/53(a)	USD 294	256,217
Series 2017-A, Class A2B, 6.34%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 75	75,015
SoFi Personal Loan Trust
6.00%, 11/12/30	USD 131	130,573
1.00%, 02/12/31(c)	USD 1,459	1,466,733
SoFi Professional Loan Program LLC
3.59%, 01/25/48 (Call 05/25/26)(a)	USD 41	39,963
3.12%, 05/15/46 (Call 09/15/27)(a)	USD 365	292,836
Stratus CLO Ltd.
6.54%, 12/29/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 245	245,081
6.49%, 12/28/29 (Call 07/20/24), (3-mo. CME Term SOFR + 1.162%)(a)(b)	USD 131	131,201
Sycamore Tree CLO Ltd.
6.74%, 04/20/36 (Call 04/20/25), (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,000	999,981
6.97%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 1,000	1,000,000
7.47%, 04/20/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 1,000	1,000,000
Symphony CLO 38 Ltd., 8.22%, 04/24/36 (Call 04/24/25), (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD 250	253,153
Symphony CLO Ltd., 7.57%, 04/24/36 (Call 04/24/25), (3-mo. SOFR + 2.250%)(a)(b)	USD 250	251,349
Symphony CLO XIX Ltd., 6.55%, 04/16/31 (Call 07/16/24), (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 425	425,565
Symphony CLO XX Ltd., 7.24%, 01/16/32 (Call 07/16/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,001,504
Symphony CLO XXII Ltd., 7.29%, 04/18/33 (Call 07/18/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,074
TCI-Flatiron CLO Ltd.
6.42%, 01/17/32 (Call 07/17/24), (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 1,761	1,760,509
6.54%, 11/18/30 (Call 05/17/24), (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,226	1,226,477
Security	Par (000)	Value
TCI-Symphony CLO Ltd., 6.61%, 10/13/32 (Call 07/13/24), (3-mo. SOFR + 1.282%)(a)(b)	USD 1,769	$1,772,011
TICP CLO V Ltd., 8.73%, 07/17/31 (Call 07/17/24), (3-mo. CME Term SOFR + 3.412%)(a)(b)	USD 500	501,866
TICP CLO VI Ltd., 6.71%, 01/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.120%)(a)(b)	USD 250	250,259
TICP CLO VII Ltd., 7.23%, 04/15/33 (Call 04/15/25), (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,000	1,003,482
TICP CLO VIII Ltd., 7.29%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,000,775
TICP CLO XII Ltd., 6.76%, 07/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.170%)(a)(b)	USD 250	250,339
TICP CLO XIV Ltd., 7.24%, 10/20/32 (Call 07/20/24), (3-mo. LIBOR US + 1.650%)(a)(b)	USD 250	250,570
Tikehau CLO VI DAC, 7.51%, 01/15/35 (Call 07/15/24), (3-mo. EURIBOR + 3.600%)(b)(d)	EUR 1,000	1,057,840
Trestles CLO II Ltd.
6.68%, 07/25/31 (Call 07/25/24), (3-mo. CME Term SOFR + 1.352%)(a)(b)	USD 423	423,394
1.00%, 07/25/37(a)	USD 750	750,000
Trestles CLO III Ltd., 6.92%, 01/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.592%)(a)(b)	USD 790	790,810
Trestles CLO V Ltd., 6.76%, 10/20/34 (Call 07/20/24), (3-mo. SOFR + 1.432%)(a)(b)	USD 250	250,590
Tricon Residential Trust, 4.75%, 04/17/41 (Call 04/17/29)(a)	USD 1,818	1,712,633
Trimaran CAVU Ltd., 11.15%, 10/22/35 (Call 10/22/24), (3-mo. CME Term SOFR + 5.830%)(a)(b)	USD 1,000	1,017,774
Verizon Master Trust, 4.83%, 12/22/31 (Call 12/20/28)(a)	USD 345	337,839
Voya CLO Ltd.
6.74%, 10/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,436	1,437,581
7.23%, 10/17/32 (Call 07/17/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,871
6.65%, 04/15/31 (Call 07/15/24), (3-mo. SOFR + 1.322%)(a)(b)	USD 1,743	1,744,056
6.60%, 04/17/30 (Call 07/17/24), (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 873	873,587
7.47%, 10/20/36 (Call 10/20/25), (3-mo. SOFR + 2.150%)(a)(b)	USD 400	401,296
6.59%, 07/15/31 (Call 07/15/24), (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 180	180,177
6.78%, 10/18/31 (Call 07/18/24), (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD 1,669	1,670,172
1.00%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,250	2,250,000
6.52%, 07/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,000	2,002,550

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Voya Euro CLO IV DAC, 7.01%, 10/15/34 (Call 07/15/24), (3-mo. EURIBOR + 3.100%)(b)(d)	EUR 500	$522,666
Voya Ltd. Series 2012-4, , 6.59%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 141	141,510
Whitebox CLO II Ltd.
6.80%, 10/24/34 (Call 07/24/24), (3-mo. LIBOR US + 1.220%)(a)(b)	USD 250	250,372
7.33%, 10/24/34 (Call 07/24/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 250	250,702
Whitebox CLO IV Ltd., 7.92%, 04/20/36 (Call 04/20/25), (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD 1,000	1,003,997
Total Asset-Backed Securities — 16.4% (Cost: $478,114,936)		478,061,146
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 12.4%
A&D Mortgage Trust, 6.20%, 02/25/69 (Call 01/25/27)(a)(e)	$971	962,796
Angel Oak Mortgage Trust
1.19%, 04/25/66 (Call 05/25/24)(a)(b)	296	243,395
1.45%, 04/25/66 (Call 05/25/24)(a)(b)	1,437	1,183,826
3.35%, 01/25/67 (Call 05/25/24)(a)(b)	212	190,836
4.30%, 07/25/67 (Call 09/25/25)(a)(e)	2,610	2,475,503
4.80%, 11/26/68 (Call 02/25/26)(a)(e)	2,950	2,838,980
5.21%, 08/25/68 (Call 01/25/27)(a)(e)	1,412	1,368,136
5.99%, 01/25/69 (Call 01/25/27)(a)(e)	1,962	1,944,629
6.20%, 01/25/69 (Call 03/25/27)(a)(e)	2,441	2,423,320
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53 (Call 05/15/30)(a)	190	121,653
BAMLL Commercial Mortgage Securities Trust
6.77%, 09/15/34, (1-mo. LIBOR US + 1.150%)(a)(b)	150	149,910
7.34%, 03/15/37 (Call 03/15/25), (1-mo. CME Term SOFR + 2.014%)(a)(b)	1,500	1,500,000
Series 2018-DSNY, Class A, 6.47%, 09/15/34, (1-mo. CME Term SOFR + 0.897%)(a)(b)	2,500	2,498,437
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50 (Call 02/15/27)	420	390,215
Bank5 Trust, 6.23%, 05/15/57 (Call 05/15/29)	3,770	3,839,563
Bayview MSR Opportunity Master Fund Trust, 3.00%, 10/25/51 (Call 07/25/47)(a)(b)	5,445	4,374,233
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.24%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	2,000	1,900,001
Beast Mortgage Trust
6.19%, 04/15/36 (Call 04/15/25), (1-mo. CME Term SOFR + 0.864%)(a)(b)	2,415	2,388,832
7.54%, 04/15/36 (Call 04/15/25), (1-mo. CME Term SOFR + 2.214%)(a)(b)	68	64,715
Benchmark Mortgage Trust, 1.05%, 07/15/56 (Call 07/15/28)(b)	2,999	89,506
BFLD Trust, 6.53%, 10/15/34, (1-mo. CME Term SOFR + 1.204%)(a)(b)	3,527	3,524,796
BHMS Mortgage Trust
6.87%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	945	944,161
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.12%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	$235	$233,789
BINOM Securitization Trust, 2.03%, 06/25/56 (Call 12/25/24)(a)(b)	1,337	1,131,775
BLP Commercial Mortgage Trust, 6.66%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	3,440	3,435,700
BPR Trust, 6.49%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	5,573	5,532,448
BRAVO Residential Funding Trust
6.19%, 03/25/64 (Call 03/25/27)(a)(e)	2,226	2,215,160
6.29%, 02/25/64 (Call 02/25/27)(a)(e)	1,969	1,964,153
BWAY Mortgage Trust, 2.81%, 03/10/33 (Call 03/10/25)(a)	440	432,865
BX Commercial Mortgage Trust
6.09%, 05/15/38, (1-mo. LIBOR US + 0.652%)(a)(b)	4,506	4,474,964
6.11%, 06/15/38, (1-mo. LIBOR US + 0.670%)(a)(b)	1,721	1,705,213
6.33%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	1,435	1,428,274
6.37%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	389	387,831
6.71%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	6,573	6,556,433
6.76%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	2,430	2,430,721
6.76%, 02/15/39, (1-mo. SOFR + 1.442%)(a)(b)	6,391	6,391,000
7.08%, 12/09/40, (1-mo. SOFR + 1.761%)(a)(b)	7,740	7,788,375
7.14%, 10/15/37, (1-mo. CME Term SOFR + 1.814%)(a)(b)	788	781,594
7.44%, 06/15/27, (1-mo. CME Term SOFR + 2.115%)(a)(b)	1,490	1,495,587
7.60%, 06/15/40, (1-mo. CME Term SOFR + 2.281%)(a)(b)	1,450	1,454,078
8.01%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	2,175	2,169,410
8.46%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	580	581,812
8.46%, 02/15/39, (1-mo. SOFR + 3.139%)(a)(b)	900	900,000
9.06%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	1,500	1,502,670
9.21%, 06/15/27, (1-mo. SOFR + 3.888%)(a)(b)	600	603,000
BX Trust
6.14%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	4,686	4,650,548
6.17%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	4,730	4,685,656
6.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	2,600	2,585,375
6.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	3,120	3,098,550
6.42%, 05/15/35, (1-mo. CME Term SOFR + 1.097%)(a)(b)	1,435	1,429,619
6.64%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	115	113,646

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.76%, 04/15/29, (1-mo. CME Term SOFR + 1.442%)(a)(b)	$5,245	$5,238,444
6.79%, 02/15/36, (1-mo. SOFR + 1.464%)(a)(b)	100	98,563
6.81%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	1,111	1,110,641
6.84%, 05/15/35, (1-mo. CME Term SOFR + 1.517%)(a)(b)	1,540	1,529,894
6.90%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	60	59,100
6.96%, 02/15/41, (1-mo. SOFR + 1.642%)(a)(b)	1,750	1,751,086
7.08%, 10/15/36, (1-mo. CME Term SOFR + 1.760%)(a)(b)	400	393,000
7.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	2,180	2,178,637
7.49%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	1,582	1,586,563
7.99%, 08/15/41, (1-mo. CME Term SOFR + 2.664%)(a)(b)	251	252,228
8.01%, 04/15/29, (1-mo. CME Term SOFR + 2.690%)(a)(b)	1,780	1,777,775
8.01%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	3,500	3,535,000
8.66%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	1,000	1,006,250
9.38%, 08/15/43, (1-mo. CME Term SOFR + 4.061%)(a)(b)	985	988,513
CD Mortgage Trust, 4.51%, 08/15/51 (Call 08/15/28)(b)	430	396,555
CEDR Commercial Mortgage Trust, 6.31%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	300	285,395
CENT Trust, 7.94%, 09/15/38, (1-mo. SOFR + 2.620%)(a)(b)	2,710	2,730,325
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58 (Call 05/10/26)	435	411,012
CFK Trust, 2.39%, 03/15/39(a)	500	438,291
Chase Home Lending Mortgage Trust
6.00%, 01/25/55 (Call 10/25/36)(a)(b)	1,947	1,904,957
6.00%, 02/25/55 (Call 10/25/36)(a)(b)	4,834	4,754,378
6.00%, 02/25/55 (Call 10/25/36)(a)(b)	1,884	1,864,071
CHNGE Mortgage Trust, 3.01%, 01/25/67 (Call 01/25/25)(a)(b)	2,108	1,906,315
CIM Trust, 1.43%, 07/25/61 (Call 09/25/26)(a)(b)	2,329	1,971,049
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	833	680,007
2.86%, 11/10/42(a)	100	82,621
3.58%, 04/10/49 (Call 03/10/26)	1,000	946,120
4.41%, 06/10/51 (Call 06/10/28)(b)	425	396,880
6.01%, 10/12/40(a)(b)	2,310	2,298,156
COAST Commercial Mortgage Trust, 7.91%, 08/15/36, (1-mo. SOFR + 2.591%)(a)(b)	245	244,002
Cold Storage Trust
8.93%, 11/15/37, (1-mo. CME Term SOFR + 3.607%)(a)(b)	133	132,413
Series 2020-ICE5, Class A, 6.33%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	516	514,941
COLT Mortgage Loan Trust
1.21%, 07/27/54 (Call 05/25/24)(a)	1,034	885,973
3.70%, 03/25/65 (Call 05/25/24)(a)(b)	1,500	1,383,465
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.84%, 02/25/69 (Call 01/25/27)(a)(e)	$1,888	$1,870,011
6.13%, 04/25/69 (Call 03/25/27)(a)(e)	2,500	2,486,539
Commission Mortgage Trust
3.53%, 02/10/48 (Call 01/10/27)	50	48,841
3.80%, 09/10/50 (Call 09/10/27)	400	358,395
3.83%, 02/10/48 (Call 01/10/27)(b)	205	192,948
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(b)	325	307,563
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	100	97,144
Cross Mortgage Trust
6.09%, 12/25/68 (Call 01/25/27)(a)(e)	964	954,426
6.09%, 04/25/69 (Call 03/25/27)(a)(e)	1,985	1,967,897
7.14%, 11/25/68 (Call 10/25/26)(a)(e)	935	941,547
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52 (Call 12/15/29)	72	60,846
3.61%, 06/15/52 (Call 06/15/29)	915	791,373
4.17%, 11/15/48 (Call 11/15/25)(b)	720	689,341
CSMC Trust
0.83%, 03/25/56 (Call 05/25/24)(a)(b)	2,145	1,696,194
1.76%, 10/25/66 (Call 10/25/24)(a)(b)	93	77,734
2.13%, 02/25/43 (Call 05/25/24)(a)(b)	1,278	1,039,290
2.26%, 08/15/37(a)	354	331,830
2.39%, 07/15/31(a)	1,000	909,720
2.82%, 08/15/37(a)	550	515,797
4.05%, 12/15/49 (Call 12/15/26)(b)	900	827,271
6.59%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	1,500	1,493,437
8.46%, 09/09/24, (1-mo. CME Term SOFR + 3.143%)(a)(b)	615	618,753
DBGS Mortgage Trust, 6.92%, 05/15/35, (1-mo. CME Term SOFR + 1.596%)(a)(b)	475	468,920
DBJPM Mortgage Trust, 3.56%, 06/10/50 (Call 06/10/27)(b)	250	221,028
DBWF Mortgage Trust, 7.04%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	2,000	2,000,000
DC Trust, 5.73%, 04/13/28(a)(b)	1,240	1,218,344
Deephaven Residential Mortgage Trust
0.72%, 05/25/65 (Call 05/25/24)(a)(b)	215	198,132
1.19%, 08/25/66 (Call 05/25/24)(a)(b)	931	778,159
DK Trust, 6.82%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	4,910	4,903,862
EFMT, 6.65%, 03/25/69 (Call 04/25/27)(a)(e)	2,691	2,690,971
EverBank Mortgage Loan Trust, 2.50%, 03/25/43 (Call 05/25/24)(a)(b)	155	133,679
Extended Stay America Trust, Series 2021-ESH, Class A, 6.52%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	5,678	5,670,431
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 0.44%, 06/25/33 (Call 03/25/33)(b)	4,245	91,107
Freddie Mac Multifamily Structured Pass Through Certificates, 0.65%, 12/25/27 (Call 12/25/27)(b)	69,560	1,186,199
FWD Securitization Trust, 2.44%, 01/25/50 (Call 06/25/24)(a)(b)	590	537,149
GCAT Trust
1.50%, 05/25/66 (Call 06/25/24)(a)(b)	1,937	1,603,946
2.27%, 04/25/65 (Call 05/25/24)(a)(e)	300	276,422
2.89%, 12/27/66 (Call 05/25/32)(a)(b)	1,068	954,978
2.94%, 04/25/65 (Call 05/25/24)(a)(e)	194	181,515

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.33%, 02/25/67 (Call 03/25/25)(a)(b)	$1,928	$1,758,292
3.69%, 11/25/59 (Call 05/25/24)(a)(b)	754	707,496
4.25%, 10/25/57 (Call 02/25/26)(a)(b)	4,644	4,200,516
Great Wolf Trust, 6.86%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	3,800	3,797,620
GS Mortgage Securities Corp. II, 7.68%, 09/10/38(a)(b)	510	502,606
GS Mortgage Securities Corp. Trust
6.32%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	3,010	2,989,306
6.84%, 12/15/36, (1-mo. SOFR + 1.514%)(a)(b)	1,414	1,397,651
7.41%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	3,290	3,300,281
7.52%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	2,111	2,117,597
8.11%, 03/15/28, (1-mo. SOFR + 2.790%)(a)(b)	480	480,600
GS Mortgage Securities Corportation Trust
6.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	3,179	3,133,302
6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	100	97,531
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.55%, 07/10/48 (Call 07/10/25)(b)	205	192,477
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61 (Call 02/25/26)(a)(b)	1,013	945,881
GWT, 6.99%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	3,960	3,950,105
Hawaii Hotel Trust, 6.52%, 05/15/38, (1-mo. CME Term SOFR + 1.197%)(a)(b)	130	129,675
Hilton USA Trust, 3.72%, 11/05/38(a)	200	188,522
HONO Mortgage Trust, 6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	2,200	2,121,628
HTL Commercial Mortgage Trust, 5.88%, 05/10/39(a)(b)	1,790	1,773,983
Hudson Yards Mortgage Trust, 3.04%, 12/10/41(a)(b)	110	93,766
INTOWN Mortgage Trust, 7.81%, 08/15/39 (Call 08/15/24), (1-mo. CME Term SOFR + 2.489%)(a)(b)	4,045	4,065,225
J.P. Morgan Chase Commercial Mortgage Securities Trust, 8.69%, 12/15/36, (1-mo. SOFR + 3.372%)(a)(b)	333	333,211
J.P. Morgan Mortgage Trust
5.25%, 11/25/63 (Call 05/25/43)(a)(b)	465	440,013
5.99%, 07/25/64 (Call 03/25/27)(a)(b)	2,494	2,472,978
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	1,180	1,093,383
6.49%, 04/15/38, (1-mo. CME Term SOFR + 0.914%)(a)(b)	2,948	2,940,708
8.19%, 12/15/36, (1-mo. SOFR + 2.872%)(a)(b)	238	238,008
JP Morgan Mortgage Trust
0.00%, 08/25/50 (Call 08/25/36), (1-mo. CME Term SOFR + 3.886%)(a)(b)	479	6,159
2.50%, 12/25/51 (Call 04/25/47)(a)(b)	2,616	2,011,369
5.50%, 05/25/49 (Call 05/25/24), (1-mo. CME Term SOFR + 1.064%)(a)(b)	24	23,245
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/25/50 (Call 08/25/36), (1-mo. CME Term SOFR + 2.114%)(a)(b)	$479	$474,741
6.00%, 08/25/54 (Call 12/25/36)(a)(b)	1,738	1,708,561
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49 (Call 02/15/26)	430	407,489
KKR Industrial Portfolio Trust, 9.19%, 12/15/37, (1-mo. CME Term SOFR + 3.864%)(a)(b)	352	352,310
KSL Commercial Mortgage Trust
2.36%, 12/15/36(a)(b)	22,000	321,248
7.61%, 12/15/36, (1-mo. SOFR + 2.290%)(a)(b)	1,175	1,180,508
9.61%, 12/15/36, (1-mo. SOFR + 4.287%)(a)(b)	380	381,425
Life Mortgage Trust, 6.14%, 03/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	2,163	2,134,151
LUX, 8.01%, 08/15/40, (1-mo. SOFR + 2.689%)(a)(b)	882	890,820
LUXE Trust, 6.84%, 10/15/38, (1-mo. CME Term SOFR + 1.514%)(a)(b)	2,695	2,687,763
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	851	744,006
MCR Mortgage Trust
7.08%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	868	868,141
9.23%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	1,550	1,548,062
Med Trust
6.39%, 11/15/38, (1-mo. CME Term SOFR + 1.064%)(a)(b)	476	473,636
6.89%, 11/15/38, (1-mo. CME Term SOFR + 1.564%)(a)(b)	124	123,820
8.59%, 11/15/38, (1-mo. CME Term SOFR + 3.264%)(a)(b)	234	232,708
MF1 Trust
6.39%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	130	129,350
6.69%, 12/15/34, (SOFR + 1.370%)(a)(b)	100	98,563
MFA Trust
4.26%, 12/25/66 (Call 03/25/25)(a)(b)	1,100	907,596
5.57%, 09/25/67 (Call 09/25/25)(a)(e)	1,937	1,910,936
6.11%, 12/25/68 (Call 12/25/26)(a)(e)	2,679	2,656,378
6.58%, 03/25/69 (Call 04/25/27)(a)(c)(e)	2,000	2,000,043
MHC Commercial Mortgage Trust, 6.24%, 04/15/38, (1 mo. LIBOR US + 0.801%)(a)(b)	2,097	2,084,084
MHP
6.14%, 01/15/27, (1-mo. CME Term SOFR + 0.815%)(a)(b)	4,581	4,539,346
6.14%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	4,720	4,675,750
6.34%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	1,300	1,286,187
6.49%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	215	212,581
6.79%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	215	212,447
7.19%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	350	346,281
MIRA Trust, 6.75%, 06/10/38(a)	103	104,885
Morgan Stanley Bank of America Merrill Lynch Trust, 4.67%, 10/15/48 (Call 09/15/25)(b)	117	108,917

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
3.52%, 07/15/52 (Call 07/15/29)	$895	$795,952
3.70%, 06/15/52 (Call 06/15/29)	895	795,871
3.89%, 12/15/50 (Call 12/15/27)(b)	230	212,016
4.43%, 07/15/51 (Call 07/15/28)(b)	650	604,830
4.62%, 07/15/51 (Call 07/15/28)(b)	182	167,626
6.87%, 11/15/34, (1-mo. CME Term SOFR + 1.422%)(a)(b)	799	793,007
Series 2018-SUN, Class A, 6.52%, 07/15/35 (Call 07/15/24), (1 mo. LIBOR US + 0.900%)(a)(b)	3,495	3,488,447
Morgan Stanley Residential Mortgage Loan Trust, 6.15%, 12/25/68 (Call 02/25/27)(a)(e)	1,189	1,183,225
New Residential Mortgage Loan Trust
1.16%, 11/27/56 (Call 05/25/24)(a)(b)	82	67,347
3.75%, 05/28/52 (Call 02/25/29)(a)(b)	109	99,561
4.00%, 12/25/57 (Call 06/25/34)(a)(b)	424	394,303
4.00%, 04/25/62 (Call 04/25/25)(a)(b)	1,031	909,960
4.50%, 02/25/58 (Call 02/25/34)(a)(b)	109	103,679
4.75%, 12/25/57 (Call 06/25/35)(a)(b)	193	184,675
6.13%, 03/25/64 (Call 02/25/27)(a)(e)	1,935	1,920,448
OBX Trust
1.07%, 02/25/66 (Call 05/25/24)(a)(b)	1,709	1,431,549
4.50%, 11/25/48 (Call 12/25/31)(a)(b)	322	296,106
5.99%, 12/01/64 (Call 03/25/27)(a)(e)	1,905	1,888,055
6.13%, 12/25/63 (Call 02/25/27)(a)(e)	1,937	1,928,627
ONE Mortgage Trust, 6.14%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	1,000	969,375
One New York Plaza Trust
6.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	1,000	967,500
6.69%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	519	487,860
6.94%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	1,000	920,000
OPEN Trust, 8.41%, 10/15/28, (1-mo. SOFR + 3.089%)(a)(b)	1,244	1,258,074
ORL Trust, 7.67%, 10/19/36, (1-mo. SOFR + 2.350%)(a)(b)	460	461,438
PRET LLC
7.02%, 02/25/54 (Call 02/25/25)(a)(e)	1,930	1,913,787
7.14%, 01/25/54 (Call 01/25/25)(a)(e)	591	567,672
PRKCM Trust
2.07%, 11/25/56 (Call 08/25/42)(a)(b)	1,156	958,780
6.33%, 03/25/59 (Call 02/25/27)(a)(e)	1,457	1,447,685
PRPM Trust, 6.27%, 12/25/68 (Call 03/25/27)(a)(e)	1,871	1,861,475
RCKT Mortgage Trust, 6.59%, 05/25/44 (Call 04/25/27)(a)(b)	2,000	1,999,994
RCO Mortgage LLC, 7.02%, 01/25/29 (Call 02/25/25)(a)(e)	828	820,702
RUN Trust, 4.00%, 03/25/67 (Call 03/25/25)(a)	2,268	2,123,966
SCG Mortgage Trust, 7.04%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	2,850	2,845,540
SHER Trust, 6.97%, 04/15/29, (1-mo. CME Term SOFR + 1.641%)(a)(b)	3,370	3,361,575
SMRT Commercial Mortgage Trust, 6.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	150	148,406
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SREIT Trust
6.17%, 11/15/38, (1-mo. LIBOR US + 0.731%)(a)(b)	$1,181	$1,172,651
6.26%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	6,570	6,516,619
6.81%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	265	262,019
STWD Trust, 6.01%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	6,279	6,216,210
Taubman Centers Commercial Mortgage Trust, 7.51%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	1,725	1,734,703
Towd Point Mortgage Trust
3.50%, 03/25/58 (Call 03/25/31)(a)(b)	1,500	1,386,119
3.75%, 07/25/62 (Call 10/25/32)(a)(b)	969	881,902
TPGI Trust, 7.79%, 06/15/26, (1-mo. CME Term SOFR + 2.464%)(a)(b)	1,200	1,197,000
TRK Trust, 4.36%, 06/25/57 (Call 05/25/25)(a)(e)	1,704	1,501,373
TTAN
6.29%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	5,717	5,684,435
6.79%, 03/15/38, (1-mo. SOFR + 1.464%)(a)(b)	1,440	1,426,354
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	560	573,952
UBS Commercial Mortgage Trust, 3.84%, 10/15/50 (Call 10/15/27)(b)	565	512,593
Velocity Commercial Capital Loan Trust, 6.58%, 04/25/54 (Call 04/25/27)(a)(b)(c)	1,093	1,092,510
Verus Securitization Trust
2.23%, 05/25/60 (Call 05/25/24)(a)(b)	724	716,317
4.00%, 05/25/60 (Call 05/25/24)(a)(b)	2,650	2,550,747
4.13%, 02/25/67 (Call 03/25/25)(a)(e)	1,329	1,224,639
6.12%, 03/25/69 (Call 03/25/27)(a)(e)	2,381	2,366,801
Wells Fargo Commercial Mortgage Trust
2.58%, 09/15/31(a)(b)	2,271	2,085,899
3.75%, 03/15/59 (Call 04/15/26)	850	807,421
4.14%, 12/15/49 (Call 12/15/26)(b)	440	410,403
4.19%, 08/17/36(a)(b)	110	100,210
4.40%, 09/15/58 (Call 08/15/25)(b)	205	196,975
4.89%, 01/15/59 (Call 01/15/26)(b)	205	194,342
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 02/15/25)	300	292,185
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 05/15/25)(b)	575	555,899
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 11/15/25)(b)	450	429,788
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 04/15/25)	150	143,849
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	660	603,458
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 05/15/29)	870	791,355
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47 (Call 06/25/29)(a)(b)	138	118,753
WinWater Mortgage Loan Trust
3.50%, 11/20/44 (Call 05/20/24)(a)(b)	326	292,989
3.50%, 02/20/45 (Call 05/20/24)(a)(b)	405	353,348
3.92%, 06/20/44 (Call 05/20/24)(a)(b)	444	406,386

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/20/44 (Call 05/20/24)(a)(b)	$116	$106,020
		363,293,252
Total Collaterized Mortgage Obligations — 12.4% (Cost: $363,748,001)		363,293,252
Convertible Bonds
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29(d)	EUR 800	877,977
Commercial Services — 0.3%
Nexi SpA, Series ., 0.00% 02/24/28(d)(f)	EUR 5,500	4,958,847
Worldline SA/France
0.00%, 07/30/25(d)(f)	EUR 144	170,731
0.00%, 07/30/26(d)(f)	EUR 3,864	3,738,611
		8,868,189
Computers — 0.0%
Atos SE, 0.00% 11/06/24(d)	EUR 500	96,047
Engineering & Construction — 0.1%
Cellnex Telecom SA, 2.13%, 08/11/30(d)	EUR 3,000	3,193,472
Semiconductors — 0.1%
ams-OSRAM AG
Series ., 2.13%, 11/03/27(d)	EUR 1,500	1,186,194
Series AMS, 0.00%, 03/05/25(d)(f)	EUR 800	803,829
		1,990,023
Total Convertible Bonds — 0.5% (Cost: $15,965,394)		15,025,708
Corporate Bonds & Notes
Advertising — 0.4%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)	USD 430	398,577
7.88%, 04/01/30 (Call 10/01/26)(a)(g)	USD 1,600	1,568,735
9.00%, 09/15/28 (Call 09/15/25)(a)(g)	USD 1,939	1,993,417
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD 700	598,500
3.75%, 02/15/28 (Call 05/16/24)	USD 412	380,262
4.88%, 01/15/29 (Call 05/31/24)	USD 900	851,049
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)(g)	USD 1,659	1,476,590
4.63%, 03/15/30 (Call 03/15/25)(a)	USD 800	706,294
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 05/30/24)(d)	EUR 2,362	2,473,086
		10,446,510
Aerospace & Defense — 0.8%
Bombardier Inc.
7.25%, 07/01/31 (Call 07/01/27)(a)(g)	USD 900	902,215
7.50%, 02/01/29 (Call 02/01/26)(a)	USD 100	102,293
7.88%, 04/15/27 (Call 05/31/24)(a)	USD 675	670,793
8.75%, 11/15/30 (Call 11/15/26)(a)(g)	USD 1,800	1,914,998
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (Call 04/28/30)(a)	USD 475	486,578
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	USD 362	347,240
4.40%, 06/15/28 (Call 03/15/28)	USD 1,398	1,339,456
5.40%, 01/15/27	USD 599	597,937
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	USD 220	$204,822
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	USD 1,500	1,440,001
RTX Corp.
2.15%, 05/18/30 (Call 02/18/30)	EUR 1,890	1,820,617
3.50%, 03/15/27 (Call 12/15/26)	USD 1,772	1,687,225
4.13%, 11/16/28 (Call 08/16/28)	USD 1,772	1,683,880
5.75%, 11/08/26 (Call 10/08/26)	USD 1,738	1,750,457
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)	USD 3,199	2,930,252
4.88%, 05/01/29 (Call 05/31/24)	USD 672	618,092
6.38%, 03/01/29 (Call 03/01/26)(a)	USD 300	297,709
6.63%, 03/01/32 (Call 03/01/27)(a)	USD 2,500	2,495,750
6.75%, 08/15/28 (Call 02/15/25)(a)	USD 1,017	1,021,321
6.88%, 12/15/30 (Call 08/18/26)(a)	USD 900	906,120
7.13%, 12/01/31 (Call 12/01/26)(a)(g)	USD 612	623,674
		23,841,430
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/13/24)(a)	USD 825	799,335
Tereos Finance Groupe I SA, 7.25%, 04/15/28 (Call 04/15/25)(d)	EUR 959	1,074,618
Viterra Finance BV, 0.38%, 09/24/25 (Call 08/24/25)(d)	EUR 185	187,178
		2,061,131
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	USD 129	122,373
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(g)	USD 400	402,265
8.50%, 05/15/29 (Call 11/15/25)(a)	USD 600	625,003
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD 1,613	1,593,792
5.75%, 04/20/29(a)	USD 2,500	2,414,332
Azul Secured Finance LLP, 11.93%, 08/28/28 (Call 02/28/26)(a)	USD 200	199,000
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(g)	USD 300	287,004
7.38%, 01/15/26 (Call 12/15/25)	USD 897	917,458
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD 1,797	1,728,506
4.63%, 04/15/29 (Call 10/15/28)(a)	USD 2,500	2,304,073
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	USD 125	122,227
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(g)	USD 1,745	1,350,339
7.88%, 05/01/27 (Call 05/31/24)(a)(g)	USD 900	800,368
9.50%, 06/01/28 (Call 06/01/25)(a)	USD 1,031	923,245
		13,789,985
Apparel — 0.1%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)	USD 400	386,882
9.00%, 02/15/31 (Call 02/15/26)(a)(g)	USD 2,100	2,089,908
Kering SA, 5.13%, 11/23/26 (Call 10/23/26)(d)	GBP 400	496,684
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	USD 157	151,442
		3,124,916

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 1.1%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 05/13/24)(a)	USD 700	$669,027
5.88%, 06/01/29 (Call 06/01/24)(a)	USD 100	97,455
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (Call 03/15/26)(a)	USD 250	244,848
10.38%, 03/31/29 (Call 03/15/26)(d)	GBP 2,666	3,322,679
Ford Motor Co., 6.10%, 08/19/32 (Call 05/19/32)	USD 39	38,256
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	USD 1,200	1,114,160
2.90%, 02/10/29 (Call 12/10/28)	USD 200	172,652
4.13%, 08/04/25	USD 251	244,803
4.54%, 08/01/26 (Call 06/01/26)	USD 1,099	1,063,021
5.13%, 06/16/25 (Call 05/16/25)	USD 480	474,929
6.95%, 06/10/26 (Call 05/10/26)	USD 332	337,044
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	USD 261	252,487
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	USD 1,400	1,303,036
5.50%, 07/15/29 (Call 07/15/24)(a)	USD 200	188,188
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25), (5-year EUR Swap + 2.850%)(b)(d)	EUR 5,000	5,210,073
Toyota Motor Finance Netherlands BV, 4.27%, 04/30/26, (3-mo. EURIBOR + 0.400%)(b)(d)	EUR 1,780	1,900,683
Volkswagen Financial Services NV, 6.50%, 09/18/27(d)	GBP 200	256,479
Volkswagen International Finance NV
3.75%, (Call 12/28/27), (5-year EUR Swap + 2.924%)(b)(d)(h)	EUR 700	700,328
3.88%, (Call 06/17/29), (9-year EUR Swap + 3.958%)(b)(d)(h)	EUR 3,500	3,445,724
4.55%, 03/27/26, (3-mo. EURIBOR + 0.650%)(b)(d)	EUR 2,700	2,890,593
Series PNC5, 7.50%, (Call 09/06/28), (5-year EUR Swap + 4.292%)(b)(d)(h)	EUR 100	114,781
Volkswagen Leasing GmbH
0.63%, 07/19/29(d)	EUR 246	223,191
4.75%, 09/25/31(d)	EUR 8,039	8,968,511
		33,232,948
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)	USD 400	384,632
8.25%, 04/15/31 (Call 04/15/26)(a)(g)	USD 1,023	1,062,329
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(g)	USD 1,513	1,365,100
6.88%, 07/01/28 (Call 05/13/24)	USD 200	198,487
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/13/24)	USD 1,750	1,702,536
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)	USD 919	919,200
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)	USD 700	699,166
6.75%, 05/15/28 (Call 05/15/25)(a)	USD 1,017	1,019,071
Dana Financing Luxembourg Sarl
3.00%, 07/15/29 (Call 07/15/24)(d)	EUR 163	155,890
8.50%, 07/15/31 (Call 07/15/26)(d)	EUR 2,111	2,450,752
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD 500	433,193
5.63%, 06/15/28 (Call 05/13/24)(g)	USD 286	275,577
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Forvia SE
2.38%, 06/15/29 (Call 06/15/24)(d)	EUR 546	$528,064
2.75%, 02/15/27 (Call 05/30/24)(d)	EUR 500	509,055
3.75%, 06/15/28 (Call 05/30/24)(d)	EUR 474	489,318
5.50%, 06/15/31 (Call 06/15/27)(d)	EUR 4,420	4,794,505
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(d)	EUR 2,200	2,102,210
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(g)	USD 423	405,583
5.00%, 05/31/26 (Call 05/31/24)(g)	USD 300	290,603
5.00%, 07/15/29 (Call 04/15/29)(g)	USD 1,600	1,451,153
5.25%, 07/15/31 (Call 04/15/31)(g)	USD 600	530,736
5.63%, 04/30/33 (Call 01/30/33)	USD 598	526,318
IHO Verwaltungs GmbH
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(i)	USD 400	393,021
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(a)(i)	USD 300	294,911
8.75%, 05/15/28 (Call 05/15/25), (8.75% Cash and 9.50% PIK)(d)(i)	EUR 3,400	3,896,082
Mahle GmbH
2.38%, 05/14/28 (Call 02/14/28)(d)	EUR 2,000	1,875,383
6.50%, 05/02/31 (Call 05/02/27)(d)	EUR 1,059	1,131,578
Schaeffler AG
4.50%, 08/14/26 (Call 07/14/26)(d)	EUR 100	107,486
4.75%, 08/14/29 (Call 05/14/29)(d)	EUR 200	215,841
ZF Europe Finance BV
2.50%, 10/23/27 (Call 07/23/27)(d)	EUR 200	198,734
3.00%, 10/23/29 (Call 07/23/29)(d)	EUR 200	195,565
4.75%, 01/31/29 (Call 10/31/28)(d)	EUR 4,800	5,109,756
6.13%, 03/13/29 (Call 12/13/28)(d)	EUR 2,500	2,798,066
ZF Finance GmbH
2.25%, 05/03/28 (Call 02/03/28)(d)	EUR 500	484,729
3.75%, 09/21/28 (Call 06/21/28)(d)	EUR 100	102,281
5.75%, 08/03/26 (Call 07/03/26)(d)	EUR 100	109,568
ZF North America Capital Inc., 6.88%, 04/14/28 (Call 03/14/28)(a)	USD 1,800	1,812,037
		41,018,516
Banks — 9.0%
ABN AMRO Bank NV, 6.88%, (Call 09/22/31), (5-year EUR Swap + 4.239%)(b)(d)(h)	EUR 2,200	2,377,189
Abu Dhabi Commercial Bank PJSC, 8.00%, (Call 11/27/28), (5-year CMT + 3.524%)(b)(d)(h)	USD 250	266,930
AIB Group PLC, 6.25%, (Call 06/23/25), (5-year EUR Swap + 6.629%)(b)(d)(h)	EUR 3,674	3,904,788
Alpha Bank SA, 5.00%, 05/12/30 (Call 05/12/29), (1-year EUR Swap + 2.432%)(b)(d)	EUR 1,978	2,108,284
Banca Monte dei Paschi di Siena SpA, 4.75%, 03/15/29 (Call 03/15/28), (3-mo. EURIBOR + 2.047%)(b)(d)	EUR 2,250	2,416,209
Banco Bilbao Vizcaya Argentaria SA
8.38%, (Call 06/21/28), (5-year EURIBOR ICE Swap + 5.544%)(b)(d)(h)	EUR 1,800	2,060,231
Series ., 6.00%, (Call 01/15/26), (5-year EUR Swap + 6.456%)(b)(d)(h)	EUR 1,400	1,481,008
Banco BPM SpA
2.88%, 06/29/31 (Call 06/29/26), (5-year EUR Swap + 3.170%)(b)(d)	EUR 1,000	1,017,842

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 01/14/31 (Call 01/14/26), (5-year EUR Swap + 3.800%)(b)(d)	EUR 600	$619,016
3.38%, 01/19/32 (Call 01/19/27), (5-year EUR Swap + 3.400%)(b)(d)	EUR 500	509,588
4.25%, 10/01/29 (Call 10/01/24), (5-year EUR Swap + 4.672%)(b)(d)	EUR 100	106,180
5.00%, 06/18/34 (Call 03/18/29), (5-year EUR Swap + 2.450%)(b)(d)	EUR 1,500	1,575,329
Banco de Credito e Inversiones SA, 8.75%, (Call 02/08/29), (5-year CMT + 4.944%)(a)(b)(h)	USD 300	306,636
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27), (1-year EUR Swap + 2.150%)(b)(d)	EUR 100	98,115
7.50%, 09/14/29 (Call 09/14/28), (1-year EURIBOR ICE Swap + 4.269%)(b)(d)	EUR 2,800	3,279,196
Banco de Sabadell SA
4.00%, 01/15/30 (Call 01/15/29), (1-year EUR Swap + 1.600%)(b)(d)	EUR 400	428,335
5.13%, 11/10/28 (Call 11/10/27), (1-year EUR Swap + 2.250%)(b)(d)	EUR 2,700	2,994,964
5.75%, (Call 03/15/26), (5-year EUR Swap + 6.198%)(b)(d)(h)	EUR 1,600	1,662,733
6.00%, 08/16/33 (Call 05/16/28), (5-year EUR Swap + 3.150%)(b)(d)	EUR 1,200	1,328,101
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)	USD 300	293,250
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (Call 01/24/27), (5-year CMT + 4.643%)(a)(b)(h)	USD 300	280,500
Banco Santander SA
3.50%, 01/09/30 (Call 01/09/29), (1-year EUR Swap + 1.150%)(b)(d)	EUR 400	420,641
3.88%, 01/16/28(d)	EUR 2,600	2,791,931
4.38%, (Call 01/14/26), (5-year EUR Swap + 4.534%)(b)(d)(h)	EUR 600	596,298
Banco Votorantim SA, 4.50%, 09/24/24(d)	USD 313	309,995
Bancolombia SA, 4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(b)	USD 302	291,241
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28 (Call 08/21/28)(a)	USD 605	596,863
5.50%, 09/21/33 (Call 06/21/33)(a)(g)	USD 604	588,254
Bank of America Corp.
0.58%, 08/08/29 (Call 08/08/28), (3-mo. EURIBOR + 0.730%)(b)(d)	EUR 700	655,572
0.69%, 03/22/31 (Call 03/22/30), (3-mo. EURIBOR + 0.790%)(b)(d)	EUR 3,750	3,336,995
1.38%, 05/09/30 (Call 05/09/29), (3-mo. EURIBOR + 0.910%)(b)(d)	EUR 1,332	1,268,238
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	USD 3,030	2,779,836
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	USD 1,273	1,107,520
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	USD 1,800	1,599,538
3.25%, 10/21/27 (Call 10/21/26)	USD 3,000	2,807,709
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(b)	USD 484	475,088
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	USD 296	289,265
Security	Par (000)	Value
Banks (continued)
3.65%, 03/31/29 (Call 03/31/28), (3-mo. EURIBOR + 3.670%)(b)(d)	EUR 3,800	$4,040,357
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	USD 1,164	1,081,923
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(b)	USD 1,901	1,909,842
Bank of Cyprus PCL
2.50%, 06/24/27 (Call 06/24/26), (1-year EUR Swap + 2.785%)(b)(d)	EUR 932	944,342
7.38%, 07/25/28 (Call 07/25/27), (3-mo. EURIBOR + 4.095%)(b)(d)	EUR 350	399,200
Bank of Ireland Group PLC
6.00%, (Call 09/01/25), (5-year EUR Swap + 6.434%)(b)(d)(h)	EUR 1,152	1,214,047
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	USD 218	218,430
7.50%, (Call 05/19/25), (5-year EUR Swap + 7.924%)(b)(d)(h)	EUR 500	541,604
Bankinter SA, 6.25%, (Call 01/17/26), (5-year EUR Swap + 6.714%)(b)(d)(h)	EUR 2,000	2,117,117
Banque Federative du Credit Mutuel SA
3.63%, 09/14/32(d)	EUR 1,200	1,274,578
4.00%, 11/21/29(d)	EUR 100	108,353
4.13%, 09/18/30(d)	EUR 900	985,637
4.13%, 06/14/33(d)	EUR 1,000	1,098,864
4.38%, 01/11/34(d)	EUR 200	208,642
4.58%, 03/05/27, (3-mo. EURIBOR + 0.640%)(b)(d)	EUR 4,000	4,282,761
5.13%, 01/13/33(d)	EUR 800	893,561
Barclays PLC
1.38%, 01/24/26 (Call 01/24/25), (1-year EUR Swap + 0.780%)(b)(d)	EUR 206	215,705
2.89%, 01/31/27 (Call 01/31/26), (1-year EURIBOR ICE Swap + 1.680%)(b)(d)	EUR 900	942,808
4.92%, 08/08/30 (Call 08/08/29), (1-year EUR Swap + 1.750%)(b)(d)	EUR 2,900	3,205,548
5.20%, 05/12/26	USD 200	196,248
6.13%, (Call 12/15/25), (5-year CMT + 5.867%)(b)(h)	USD 200	192,249
7.09%, 11/06/29 (Call 11/06/28), (1-year GBP Swap + 2.553%)(b)(d)	GBP 2,094	2,737,270
7.13%, (Call 06/15/25), (5-year GUK + 6.579%)(b)(h)	GBP 208	256,008
9.25%, (Call 09/15/28), (5-year GBP Swap + 5.639%)(b)(h)	GBP 2,600	3,321,117
9.63%, (Call 12/15/29), (5-year USD ICE Swap + 5.775%)(b)(h)	USD 989	1,033,633
Series ., 4.90%, 05/12/26 (Call 05/12/25), (3-mo. EURIBOR + 1.000%)(b)(d)	EUR 3,950	4,238,054
BNP Paribas SA
3.63%, 09/01/29(d)	EUR 300	316,590
6.88%, (Call 12/06/29), (5-year EUR Swap + 4.645%)(b)(d)(h)	EUR 2,800	3,102,554
BPCE SA, 4.50%, 03/15/25(a)	USD 663	652,803
CaixaBank SA
5.25%, (Call 03/23/26), (5-year EUR Swap + 4.504%)(b)(d)(h)	EUR 600	610,737
6.75%, (Call 06/13/24), (5-year EUR Swap + 6.498%)(b)(d)(h)	EUR 200	213,696
7.50%, (Call 01/16/30), (5-year EURIBOR ICE Swap + 5.295%)(b)(d)(h)	EUR 400	442,437

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series ., 5.88%, (Call 10/09/27), (5-year EUR Swap + 3.970%)(b)(d)(h)	EUR 2,000	$2,078,373
Citigroup Inc.
1.25%, 07/06/26 (Call 07/06/25), (3-mo. EURIBOR + 1.660%)(b)(d)	EUR 200	206,843
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	USD 498	485,261
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	USD 1,363	1,271,661
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	USD 321	320,588
Commerzbank AG
6.13%, (Call 10/09/25), (5-year EUR Swap + 6.363%)(b)(d)(h)	EUR 4,000	4,194,098
6.50%, (Call 10/09/29), (5-year EUR Swap + 6.743%)(b)(d)(h)	EUR 1,600	1,646,351
8.63%, 02/28/33 (Call 11/28/27), (5-year GUK + 5.251%)(b)(d)	GBP 1,500	1,968,289
Cooperatieve Rabobank UA
4.23%, 04/25/29 (Call 04/25/28), (3-mo. EURIBOR + 1.150%)(b)(d)	EUR 3,800	4,113,192
4.38%, (Call 06/29/27), (5-year EUR Swap + 4.679%)(b)(d)(h)	EUR 1,400	1,417,509
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	USD 504	496,309
Credit Agricole SA
3.75%, 01/22/34(d)	EUR 300	320,071
3.88%, 04/20/31(d)	EUR 100	107,854
3.88%, 11/28/34(d)	EUR 3,300	3,567,369
4.38%, 11/27/33(d)	EUR 200	220,392
6.50%, (Call 09/23/29), (5-year EURIBOR ICE Swap + 4.207%)(b)(d)(h)	EUR 400	430,167
7.25%, (Call 09/23/28), (5-year EURIBOR ICE Swap + 4.441%)(b)(d)(h)	EUR 400	445,940
Danske Bank A/S, 4.13%, 01/10/31 (Call 01/10/30), (1-year EUR Swap + 1.250%)(b)(d)	EUR 1,970	2,138,100
Eurobank SA, 4.88%, 04/30/31 (Call 04/30/30), (5-year EURIBOR ICE Swap + 2.165%)(b)(d)	EUR 950	1,004,969
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(a)	USD 350	336,881
7.63%, 05/01/26 (Call 05/16/24)(a)	USD 600	597,308
12.00%, 10/01/28 (Call 10/01/25)(a)	USD 1,100	1,177,274
12.25%, 10/01/30 (Call 10/01/26)(a)	USD 1,600	1,736,338
Goldman Sachs Group Inc. (The)
0.88%, 05/09/29 (Call 02/09/29)(d)	EUR 1,500	1,394,595
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	USD 2,674	2,478,825
1.25%, 02/07/29 (Call 11/07/28)(d)	EUR 2,600	2,483,525
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	USD 3,617	3,342,193
1.50%, 12/07/27 (Call 09/07/27)(d)	GBP 295	323,753
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	USD 2,530	2,292,556
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	USD 3,252	2,969,322
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	USD 563	519,316
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	USD 30	28,386
Security	Par (000)	Value
Banks (continued)
3.63%, 10/29/29 (Call 10/29/28), (1-year GUK + 1.950%)(b)(d)	GBP 1,400	$1,621,806
4.00%, 09/21/29 (Call 06/21/29)(d)	EUR 1,370	1,490,815
7.25%, 04/10/28	GBP 617	818,438
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	USD 608	583,336
1.75%, 07/24/27 (Call 07/24/26), (1-day SONIA + 1.307%)(b)	GBP 1,000	1,146,334
2.26%, 11/13/26 (Call 11/13/25), (1-year GBP Swap + 1.316%)(b)(d)	GBP 1,271	1,507,095
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(b)	USD 200	196,470
3.02%, 06/15/27 (Call 06/15/26), (3-mo. EURIBOR + 1.445%)(b)(d)	EUR 542	566,947
4.75%, (Call 07/04/29), (5-year EUR Swap + 3.844%)(b)(d)(h)	EUR 2,932	2,902,177
6.80%, 09/14/31 (Call 09/14/30), (1-day SONIA + 2.124%)(b)	GBP 820	1,075,152
Series GEN, 0.31%, 11/13/26 (Call 11/13/25), (3-mo. EURIBOR + 0.818%)(b)(d)	EUR 258	260,688
HSBC USA Inc., 5.29%, 03/04/27	USD 2,370	2,361,934
ING Bank NV, 4.57%, 10/02/26, (3-mo. EURIBOR + 0.660%)(b)(d)	EUR 4,000	4,302,603
ING Groep NV
3.88%, (Call 05/16/27), (5-year CMT + 2.862%)(b)(h)	USD 233	190,801
4.50%, 05/23/29 (Call 05/23/28), (3-mo. EURIBOR + 1.600%)(b)(d)	EUR 3,800	4,141,295
5.75%, (Call 11/16/26), (5-year CMT + 4.342%)(b)(h)	USD 1,336	1,260,949
8.00%, (Call 05/16/30), (5-year USD ICE Swap + 4.360%)(b)(d)(h)	USD 1,525	1,520,272
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)	USD 770	673,365
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	USD 1,300	1,065,539
5.15%, 06/10/30(d)	GBP 2,300	2,628,011
5.50%, (Call 03/01/28), (5-year EUR Swap + 5.848%)(b)(d)(h)	EUR 4,000	4,058,905
5.71%, 01/15/26(a)(g)	USD 1,325	1,305,604
5.88%, (Call 01/20/25), (5-year EUR Swap + 6.066%)(b)(d)(h)	EUR 900	955,678
8.51%, 09/20/32(d)	GBP 1,000	1,344,646
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)	USD 329	324,252
0.82%, 06/01/25 (Call 06/01/24), (3-mo. SOFR + 0.540%)(b)	USD 565	562,484
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	USD 990	897,854
1.96%, 03/23/30 (Call 03/23/29), (3-mo. EURIBOR + 1.130%)(b)(d)	EUR 480	470,809
3.76%, 03/21/34 (Call 03/21/33), (3-mo. EURIBOR + 0.980%)(b)(d)	EUR 3,290	3,482,229
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	USD 600	580,031
4.46%, 11/13/31 (Call 11/13/30), (3-mo. EURIBOR + 1.280%)(b)(d)	EUR 4,454	4,922,548

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(b)	USD 230	$226,737
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(b)	USD 912	922,723
KBC Group NV
4.25%, 11/28/29 (Call 11/28/28), (3-mo. EURIBOR + 1.300%)(b)(d)	EUR 3,400	3,677,710
8.00%, (Call 09/05/28), (5-year EURIBOR ICE Swap + 4.928%)(b)(d)(h)	EUR 1,800	2,036,219
Lloyds Banking Group PLC
4.95%, (Call 06/27/25), (5-year EURIBOR ICE Swap + 5.290%)(b)(d)(h)	EUR 1,469	1,545,519
8.50%, (Call 09/27/27), (5-year GUK + 5.883%)(b)(h)	GBP 900	1,133,030
Mitsubishi UFJ Financial Group Inc., 0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b)	USD 200	195,478
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(b)	USD 314	312,531
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	USD 1,385	1,353,274
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	USD 250	230,422
1.88%, 04/27/27	EUR 466	471,408
2.95%, 05/07/32 (Call 05/07/31), (3-mo. EURIBOR + 1.245%)(b)	EUR 2,950	2,967,375
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(b)	USD 5,153	4,848,829
3.96%, 03/21/35 (Call 03/21/34), (3-mo. EURIBOR + 1.242%)(b)	EUR 1,680	1,777,550
4.59%, 03/19/27 (Call 03/19/26), (3-mo. EURIBOR + 0.650%)(b)	EUR 3,990	4,268,775
4.66%, 03/02/29 (Call 03/02/28), (3-mo. EURIBOR + 1.304%)(b)	EUR 4,850	5,310,238
4.81%, 10/25/28 (Call 10/25/27), (3-mo. EURIBOR + 1.762%)(b)	EUR 2,197	2,415,354
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	USD 202	197,124
National Bank of Greece SA, 5.88%, 06/28/35 (Call 03/28/30), (5-year EURIBOR ICE Swap + 3.154%)(b)(d)	EUR 2,550	2,728,165
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	USD 157	152,406
Santander U.K. Group Holdings PLC, 6.75%, (Call 06/24/24), (5-year GBP Swap + 6.068%)(b)(d)(h)	GBP 200	249,910
Societe Generale SA
4.40%, 01/19/26, (3-mo. EURIBOR + 0.500%)(b)(d)	EUR 4,000	4,283,487
9.38%, (Call 11/22/27), (5-year CMT + 5.385%)(a)(b)(h)	USD 424	431,553
Standard Chartered PLC, 0.90%, 07/02/27 (Call 07/02/26), (1-year EURIBOR ICE Swap + 1.000%)(b)(d)	EUR 5,541	5,543,419
U.S. Bancorp., 5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(b)	USD 250	246,522
UBS AG/London, 4.26%, 04/12/26, (3-mo. EURIBOR + 0.350%)(b)(d)	EUR 4,010	4,278,362
Security	Par (000)	Value
Banks (continued)
UBS Group AG
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)	USD 477	$457,611
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(a)(b)	USD 599	591,580
4.28%, 01/09/28 (Call 01/09/27)(a)	USD 750	711,326
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)	USD 532	523,679
4.88%, (Call 02/12/27), (5-year CMT + 3.404%)(a)(b)(h)	USD 300	269,366
5.13%, (Call 07/29/26), (5-year CMT + 4.855%)(b)(d)(h)	USD 1,200	1,133,700
7.00%, (Call 02/19/25), (5-year USD Swap +4.866%)(b)(d)(h)	USD 200	199,065
7.75%, 03/01/29 (Call 03/01/28), (1-year EURIBOR ICE Swap + 4.950%)(b)(d)	EUR 2,000	2,404,430
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24), (5-year EUR Swap + 2.400%)(b)(d)	EUR 200	210,548
2.73%, 01/15/32 (Call 01/15/27), (5-year EUR Swap + 2.800%)(b)(d)	EUR 500	503,720
5.38%, (Call 06/03/25), (5-year EUR Swap + 4.925%)(b)(d)(h)	EUR 1,300	1,363,082
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)	USD 1,117	1,027,775
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)	USD 1,200	1,160,281
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)	USD 1,675	1,689,140
Wells Fargo & Co.
0.63%, 03/25/30(d)	EUR 4,746	4,193,198
1.50%, 05/24/27(d)	EUR 1,200	1,192,896
1.63%, 06/02/25(d)	EUR 279	290,280
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	USD 3,070	2,791,095
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	USD 2,371	2,252,422
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	USD 232	227,545
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	USD 1,956	2,003,842
		264,359,499
Beverages — 0.3%
Anheuser-Busch InBev SA/NV, 3.95%, 03/22/44 (Call 09/22/43)(d)	EUR 940	990,452
JDE Peet's NV, 4.50%, 01/23/34 (Call 10/23/33)(d)	EUR 6,680	7,199,932
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	USD 927	867,333
3.43%, 06/15/27 (Call 03/15/27)	USD 550	519,563
		9,577,280
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	USD 1,813	1,557,956
2.20%, 02/21/27 (Call 12/21/26)	USD 2,600	2,385,186
3.20%, 11/02/27 (Call 08/02/27)	USD 1,472	1,372,635
4.00%, 09/13/29(d)	GBP 100	118,214
5.15%, 03/02/28 (Call 02/02/28)	USD 156	154,615
Cidron Aida Finco Sarl, 6.25%, 04/01/28 (Call 05/30/24)(d)	GBP 3,000	3,537,811

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	USD 2,953	$2,862,462
		11,988,879
Building Materials — 0.5%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(g)	USD 674	587,079
5.00%, 03/01/30 (Call 03/01/25)(a)	USD 131	122,660
6.38%, 06/15/32 (Call 06/15/27)(a)(g)	USD 700	692,737
6.38%, 03/01/34 (Call 03/01/29)(a)	USD 900	883,298
Carrier Global Corp.
4.13%, 05/29/28 (Call 04/29/28)	EUR 1,100	1,182,518
4.50%, 11/29/32 (Call 08/29/32)	EUR 900	992,680
CRH Funding BV, 1.63%, 05/05/30 (Call 02/05/30)(d)	EUR 100	95,336
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30 (Call 06/15/26)(d)	EUR 2,390	2,665,244
HT Troplast GmbH, 9.38%, 07/15/28 (Call 07/15/25)(d)	EUR 2,250	2,497,249
PCF GmbH, 4.75%, 04/15/26 (Call 05/10/24)(d)	EUR 403	290,754
Sisecam UK PLC
8.25%, 05/02/29 (Call 05/02/26)(a)	USD 579	588,966
8.63%, 05/02/32 (Call 05/02/27)(a)	USD 489	495,724
St Marys Cement Inc./Canada, 5.75%, 04/02/34 (Call 01/02/34)(a)	USD 241	235,578
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	USD 997	816,660
4.38%, 07/15/30 (Call 07/15/25)(a)	USD 1,100	974,218
4.75%, 01/15/28 (Call 05/31/24)(a)	USD 1,000	943,232
5.00%, 02/15/27 (Call 05/31/24)(a)	USD 525	505,711
		14,569,644
Chemicals — 1.3%
Avient Corp., 5.75%, 05/15/25 (Call 05/31/24)(a)	USD 1,000	994,961
Braskem Idesa SAPI, 6.99%, 02/20/32 (Call 02/20/27)(a)(g)	USD 852	639,000
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(b)	USD 223	218,331
Chemours Co. (The)
4.00%, 05/15/26 (Call 05/30/24)	EUR 400	407,671
4.63%, 11/15/29 (Call 11/15/24)(a)	USD 600	514,122
5.38%, 05/15/27 (Call 02/15/27)	USD 400	378,454
5.75%, 11/15/28 (Call 05/13/24)(a)	USD 1,697	1,558,480
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (Call 05/10/24)(d)	EUR 3,400	3,456,492
INEOS FINANCE PLC, 6.38%, 04/15/29 (Call 04/15/26)(d)	EUR 3,003	3,220,827
INEOS Quattro Finance 2 PLC 8.50%, 03/15/29 (Call 11/15/25)(d)	EUR 4,687	5,223,687
International Flavors & Fragrances Inc., 1.23%, 10/01/25 (Call 09/01/25)(a)	USD 290	271,458
Kronos International Inc., 9.50%, 03/15/29 (Call 03/15/26)(d)	EUR 1,920	2,182,040
Linde PLC, 3.63%, 06/12/34 (Call 03/12/34)(d)	EUR 100	107,390
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(a)	USD 757	666,397
4.25%, 11/03/26(d)	USD 300	287,063
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(g)	USD 1,083	1,041,599
5.25%, 12/15/29 (Call 09/15/29)(g)	USD 1,252	1,186,820
Security	Par (000)	Value
Chemicals (continued)
Monitchem HoldCo 3 SA, 8.75%, 05/01/28 (Call 05/01/25)(d)	EUR 1,500	$1,629,135
Nobian Finance BV, 3.63%, 07/15/26 (Call 05/30/24)(d)	EUR 1,739	1,793,653
OCP SA
5.13%, 06/23/51 (Call 12/23/50)(d)	USD 263	190,346
6.75%, 05/02/34 (Call 02/02/34)(a)	USD 579	570,460
7.50%, 05/02/54 (Call 11/02/53)(a)	USD 488	473,848
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)	USD 348	324,792
5.13%, 09/15/27 (Call 05/31/24)(g)	USD 500	482,703
5.63%, 08/01/29 (Call 08/01/24)	USD 800	771,234
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29 (Call 10/01/24)(d)	EUR 721	670,177
9.63%, 11/15/28 (Call 06/01/25)(d)	EUR 3,500	3,970,310
9.75%, 11/15/28 (Call 06/01/25)(a)	USD 2,300	2,440,573
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	USD 200	188,500
6.50%, 09/27/28 (Call 06/27/28)	USD 221	209,605
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26 (Call 05/30/24)(d)	EUR 350	366,199
9.50%, 07/15/28 (Call 07/15/25)(d)	EUR 1,852	2,139,315
		38,575,642
Commercial Services — 1.8%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(g)	USD 808	730,386
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)(g)	USD 4,100	4,109,055
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 05/31/24)(a)	USD 493	491,697
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28 (Call 06/01/24)(d)	GBP 4,672	5,198,181
ASTM SpA, 1.50%, 01/25/30 (Call 10/25/29)(d)	EUR 2,235	2,074,689
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(g)	USD 500	442,032
5.38%, 03/01/29 (Call 05/31/24)(a)	USD 1,000	889,484
5.75%, 07/15/27 (Call 05/13/24)(a)(g)	USD 325	308,790
8.00%, 02/15/31 (Call 11/15/26)(a)(g)	USD 925	885,619
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(d)	EUR 100	100,305
6.13%, 11/30/28 (Call 11/30/24)(d)	GBP 1,800	2,058,009
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	USD 1,400	1,315,382
Boels Topholding BV
5.75%, 05/15/30 (Call 05/15/26)(d)	EUR 1,101	1,175,035
6.25%, 02/15/29 (Call 09/15/25)(d)	EUR 1,768	1,943,415
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(b)(d)(h)	USD 373	369,643
Elis SA, 3.75%, 03/21/30 (Call 12/21/29)(d)	EUR 500	527,572
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
7.13%, 07/31/26 (Call 05/30/24)(d)	USD 403	400,607
7.13%, 07/31/26 (Call 05/31/24)(a)	USD 200	198,812
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	USD 1,612	1,422,292
4.45%, 06/01/28 (Call 03/01/28)	USD 2,047	1,952,484
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(a)	USD 1,218	943,443
5.00%, 12/01/29 (Call 12/01/24)(a)(g)	USD 2,888	1,983,165

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
La Financiere Atalian SASU, 8.50%, 06/30/28 (Call 05/15/24)	EUR 956	$664,779
Loxam SAS
6.38%, 05/15/28 (Call 05/15/25)(d)	EUR 900	989,468
6.38%, 05/31/29 (Call 12/15/25)(d)	EUR 1,607	1,769,974
Moody's Corp., 0.95%, 02/25/30 (Call 11/25/29)	EUR 4,097	3,762,076
Motability Operations Group PLC, 3.88%, 01/24/34 (Call 10/24/33)(d)	EUR 3,040	3,238,795
Nexi SpA, 2.13%, 04/30/29 (Call 01/30/29)(d)	EUR 400	381,204
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD 640	582,883
5.75%, 04/15/26(a)	USD 1,458	1,439,661
6.25%, 01/15/28 (Call 05/31/24)(a)(g)	USD 1,217	1,188,907
Q-Park Holding I BV
5.13%, 03/01/29 (Call 03/01/26)(d)	EUR 1,229	1,318,121
5.94%, 03/01/26 (Call 05/30/24), (3-mo. EURIBOR + 2.000%)(b)(d)	EUR 200	213,440
Rekeep SpA, 7.25%, 02/01/26 (Call 05/10/24)(d)	EUR 400	386,540
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD 1,006	853,379
4.00%, 05/15/31 (Call 05/15/26)	USD 700	603,025
4.63%, 12/15/27 (Call 05/31/24)	USD 616	586,349
5.13%, 06/01/29 (Call 06/01/24)	USD 200	190,960
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD 451	385,139
3.88%, 02/15/31 (Call 08/15/25)	USD 511	448,020
4.88%, 01/15/28 (Call 05/13/24)	USD 2,140	2,051,252
5.25%, 01/15/30 (Call 01/15/25)	USD 200	191,814
5.50%, 05/15/27 (Call 05/31/24)	USD 1,200	1,182,399
6.13%, 03/15/34 (Call 03/15/29)(a)	USD 600	585,830
Verisure Holding AB
7.13%, 02/01/28 (Call 02/01/25)(d)	EUR 375	416,704
9.25%, 10/15/27 (Call 10/15/24)(d)	EUR 500	566,283
		53,517,099
Computers — 0.3%
Banff Merger Sub Inc., 8.38%, 09/01/26 (Call 05/10/24)(d)	EUR 530	556,923
NCR Voyix Corp., 5.00%, 10/01/28 (Call 05/31/24)(a)	USD 2,583	2,378,840
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	USD 38	34,566
4.88%, 06/01/27 (Call 03/01/27)	USD 100	96,596
8.25%, 12/15/29 (Call 07/15/26)(a)(g)	USD 775	823,737
9.63%, 12/01/32 (Call 12/01/27)	USD 1,706	1,913,712
Teleperformance SE, 5.75%, 11/22/31 (Call 08/22/31)(d)	EUR 100	107,751
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	USD 1,775	1,499,169
4.75%, 02/15/26 (Call 11/15/25)	USD 129	125,531
		7,536,825
Cosmetics & Personal Care — 0.1%
Coty Inc., 5.00%, 04/15/26 (Call 05/31/24)(a)	USD 1,378	1,351,445
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	USD 300	279,653
6.63%, 07/15/30 (Call 07/16/26)(a)	USD 800	800,482
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)(g)	USD 1,400	$1,265,406
5.50%, 06/01/28 (Call 05/31/24)(a)	USD 236	227,731
		3,924,717
Distribution & Wholesale — 0.2%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	USD 1,057	935,326
IMCD NV
2.13%, 03/31/27 (Call 12/31/26)(d)	EUR 1,472	1,484,911
4.88%, 09/18/28 (Call 06/18/28)(d)	EUR 2,376	2,588,918
		5,009,155
Diversified Financial Services — 0.7%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD 290	287,634
Encore Capital Group Inc., 4.25%, 06/01/28 (Call 06/01/24)(d)	GBP 1,000	1,043,529
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	USD 200	201,059
Intrum AB, 3.00%, 09/15/27 (Call 05/10/24)(d)	EUR 1,434	932,375
Julius Baer Group Ltd.
4.88%, (Call 10/08/26), (5-year CMT + 4.616%)(b)(d)(h)	USD 1,000	902,720
6.63%, (Call 08/15/29), (5-year EUR Swap + 3.847%)(b)(d)(h)	EUR 1,000	1,020,511
LPL Holdings Inc., 4.63%, 11/15/27 (Call 05/03/24)(a)	USD 1,793	1,708,545
Nasdaq Inc., 5.35%, 06/28/28 (Call 05/28/28)	USD 1,379	1,371,844
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD 1,927	1,731,111
6.00%, 01/15/27 (Call 05/31/24)(a)	USD 1,421	1,392,419
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	USD 105	93,100
5.38%, 10/15/25 (Call 05/31/24)(a)	USD 305	300,888
5.75%, 09/15/31 (Call 09/15/26)(a)	USD 417	377,984
7.88%, 12/15/29 (Call 12/15/26)(a)	USD 1,700	1,735,113
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(a)	USD 1,568	1,439,639
3.63%, 03/01/29 (Call 05/31/24)(a)	USD 1,200	1,057,154
3.88%, 03/01/31 (Call 03/01/26)(a)	USD 1,044	885,156
4.00%, 10/15/33 (Call 10/15/27)(a)	USD 200	163,278
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	USD 500	505,937
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	USD 900	885,292
5.50%, 04/15/29 (Call 05/13/24)(a)	USD 1,025	952,215
5.75%, 06/15/27 (Call 06/15/24)(a)	USD 617	592,089
		19,579,592
Electric — 3.2%
AES Andes SA, 6.30%, 03/15/29 (Call 02/15/29)(a)	USD 200	196,943
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	USD 235	196,811
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD 200	172,988
4.50%, 02/15/28 (Call 05/31/24)(a)	USD 1,406	1,313,018
4.63%, 02/01/29 (Call 05/31/24)(a)	USD 900	826,724
5.00%, 02/01/31 (Call 02/01/26)(a)	USD 197	178,515
5.13%, 03/15/28 (Call 05/31/24)(a)	USD 29	27,508
5.25%, 06/01/26 (Call 05/31/24)(a)	USD 1,100	1,084,274

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28 (Call 09/01/28)	USD 1,050	$1,046,528
Consumers Energy Co.
4.60%, 05/30/29 (Call 03/30/29)	USD 116	112,359
4.65%, 03/01/28 (Call 01/01/28)	USD 180	175,830
4.90%, 02/15/29 (Call 12/15/28)	USD 281	276,255
Diamond II Ltd., 7.95%, 07/28/26 (Call 07/28/25)(a)	USD 542	543,355
Duke Energy Corp.
3.10%, 06/15/28 (Call 03/15/28)	EUR 3,950	4,074,605
3.75%, 04/01/31 (Call 01/01/31)	EUR 8,580	8,981,086
3.85%, 06/15/34 (Call 03/15/34)	EUR 1,340	1,376,593
E.ON SE
1.63%, 03/29/31 (Call 12/29/30)(d)	EUR 310	292,232
4.13%, 03/25/44 (Call 09/25/43)(d)	EUR 510	538,926
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25), (5-year EUR Swap + 1.840%)(b)(d)	EUR 700	720,767
1.88%, 08/02/81 (Call 05/02/26), (5-year EUR Swap + 2.380%)(b)(d)	EUR 1,000	1,002,902
1.88%, 03/14/82 (Call 06/14/29), (5-year EUR Swap + 2.080%)(b)(d)	EUR 3,100	2,845,157
5.94%, 04/23/83 (Call 01/23/28), (5-year EUR Swap + 3.184%)(b)(d)	EUR 300	333,659
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32 (Call 01/04/32)(d)	EUR 200	219,535
Electricite de France SA
2.88%, (Call 12/15/26), (5-year EURIBOR ICE Swap + 3.373%)(b)(d)(h)	EUR 200	199,236
3.38%, (Call 06/15/30), (5-year EUR Swap + 3.970%)(b)(d)(h)	EUR 4,200	3,902,195
3.75%, 06/05/27 (Call 05/05/27)(d)	EUR 1,100	1,172,625
4.25%, 01/25/32 (Call 10/25/31)(d)	EUR 1,000	1,083,695
5.38%, (Call 01/29/25), (12-year EUR Swap + 3.794%)(b)(d)(h)	EUR 100	106,495
5.88%, (Call 01/22/29), (15-year GBP Swap + 3.322%)(b)(d)(h)	GBP 300	351,894
6.00%, (Call 01/29/26), (13-year GBP Swap + 4.234%)(b)(d)(h)	GBP 5,500	6,700,713
Elia Transmission Belgium SA, 3.25%, 04/04/28(d)	EUR 200	210,825
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 01/23/84 (Call 10/23/29), (5-year EURIBOR ICE Swap + 2.664%)(b)(d)	EUR 900	982,091
EnBW International Finance BV
3.85%, 05/23/30 (Call 04/23/30)(d)	EUR 1,970	2,122,303
4.30%, 05/23/34 (Call 02/23/34)(d)	EUR 500	548,966
Enel Finance International NV, 3.38%, 07/23/28 (Call 06/23/28)(d)	EUR 600	633,748
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(d)	USD 630	537,469
Engie SA
0.38%, 10/26/29 (Call 07/26/29)(d)	EUR 700	629,201
3.50%, 09/27/29 (Call 06/27/29)(d)	EUR 700	743,552
3.88%, 01/06/31 (Call 10/06/30)(d)	EUR 1,200	1,288,563
4.25%, 03/06/44 (Call 12/06/43)(d)	EUR 700	740,219
Eurogrid GmbH
3.72%, 04/27/30 (Call 01/27/30)(d)	EUR 2,800	2,979,825
3.92%, 02/01/34 (Call 11/01/33)(d)	EUR 5,700	6,078,469
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	USD 753	743,011
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD 65	$54,785
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD 700	565,949
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD 972	915,789
FLUVIUS System Operator CVBA, 3.88%, 03/18/31 (Call 12/18/30)(d)	EUR 400	429,569
National Grid PLC, 0.55%, 09/18/29 (Call 06/18/29)(d)	EUR 2,000	1,799,207
Naturgy Finance BV, 2.37%, (Call 11/23/26), (5-year EUR Swap + 2.437%)(b)(d)(h)	EUR 2,200	2,206,971
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)	USD 1,707	1,496,963
3.63%, 02/15/31 (Call 02/15/26)(a)	USD 1,618	1,369,745
3.88%, 02/15/32 (Call 02/15/27)(a)	USD 200	168,501
5.25%, 06/15/29 (Call 06/15/24)(a)	USD 100	94,580
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/28 (Call 04/15/28)	USD 1,000	963,038
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(d)	EUR 2,100	1,939,130
Orsted AS
2.50%, (Call 08/18/32), (5-year GUK + 2.136%)(b)(d)	GBP 2,600	2,329,087
5.13%, (Call 09/14/29), (5-year EURIBOR ICE Swap + 2.590%)(b)(d)	EUR 375	402,150
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	USD 2,895	2,604,992
3.30%, 12/01/27 (Call 09/01/27)	USD 2,433	2,234,884
3.40%, 08/15/24 (Call 05/31/24)	USD 105	104,125
5.55%, 05/15/29 (Call 04/15/29)	USD 2,048	2,025,463
PG&E Corp., 5.00%, 07/01/28 (Call 05/13/24)	USD 1,154	1,099,563
RTE Reseau de Transport d'Electricite SADIR, 3.50%, 12/07/31 (Call 09/07/31)(d)	EUR 1,700	1,809,096
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	USD 505	510,671
Series B, 3.65%, 03/01/28 (Call 12/01/27)	USD 1,000	939,621
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27), (5-year EUR Swap + 2.108%)(b)	EUR 2,647	2,481,284
Terna - Rete Elettrica Nazionale, 3.50%, 01/17/31 (Call 10/17/30)(d)	EUR 1,750	1,835,254
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(a)	USD 117	106,520
5.00%, 07/31/27 (Call 05/13/24)(a)	USD 592	563,423
5.50%, 09/01/26 (Call 05/13/24)(a)	USD 300	292,778
5.63%, 02/15/27 (Call 05/13/24)(a)	USD 1,166	1,134,459
7.75%, 10/15/31 (Call 10/15/26)(a)	USD 2,946	3,021,394
		93,790,656
Electrical Components & Equipment — 0.1%
Belden Inc.
3.38%, 07/15/27 (Call 05/30/24)(d)	EUR 100	102,843
3.38%, 07/15/31 (Call 07/15/26)(d)	EUR 1,007	981,948
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)	USD 1,554	1,372,767
4.75%, 06/15/28 (Call 05/31/24)(a)(g)	USD 600	545,170
Nexans SA, 4.25%, 03/11/30 (Call 12/11/29)(d)	EUR 1,100	1,180,143
		4,182,871
Electronics — 0.2%
Honeywell International Inc., 3.75%, 05/17/32 (Call 02/17/32)	EUR 3,362	3,602,926

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)(g)	USD 916	$820,078
5.00%, 10/01/25(a)	USD 800	789,719
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD 600	507,046
4.38%, 02/15/30 (Call 11/15/29)(a)	USD 1,100	984,815
		6,704,584
Engineering & Construction — 0.6%
ABB Finance BV
0.00%, 01/19/30 (Call 10/19/29)(d)	EUR 1,000	886,199
3.38%, 01/15/34 (Call 10/15/33)(d)	EUR 916	963,412
Abertis Infraestructuras Finance BV, 3.25%, (Call 11/24/25), (5-year EUR Swap + 3.694%)(b)(d)(h)	EUR 500	517,552
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	USD 482	340,111
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (Call 05/13/24)(a)	USD 568	570,272
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(d)	EUR 3,000	3,013,258
Cellnex Finance Co. SA, 2.00%, 02/15/33 (Call 11/15/32)(d)	EUR 2,300	2,062,883
Gatwick Airport Finance PLC, 4.38%, 04/07/26 (Call 05/10/24)(d)	GBP 1,200	1,442,844
Heathrow Finance PLC
3.88%, 03/01/27(d)(e)	GBP 500	582,965
4.13%, 09/01/29(d)(e)	GBP 1,391	1,571,264
5.75%, 03/03/25(d)	GBP 100	124,078
6.63%, 03/01/31 (Call 12/01/30)(d)	GBP 1,427	1,736,034
IHS Holding Ltd., 6.25%, 11/29/28 (Call 11/29/24)(a)	USD 501	431,486
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(d)	EUR 100	97,725
1.75%, 04/19/31 (Call 01/19/31)(d)	EUR 1,878	1,766,424
Kier Group PLC, 9.00%, 02/15/29 (Call 02/15/26)(d)	GBP 1,250	1,593,176
		17,699,683
Entertainment — 1.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(d)	EUR 3,500	3,884,610
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(d)	EUR 2,329	2,603,870
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(g)	USD 500	446,168
6.50%, 02/15/32 (Call 02/15/27)(a)	USD 1,700	1,674,914
7.00%, 02/15/30 (Call 02/15/26)(a)	USD 817	822,738
8.13%, 07/01/27 (Call 05/13/24)(a)(g)	USD 1,736	1,759,432
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 05/16/24)	USD 97	96,809
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)	USD 500	472,407
5.50%, 04/01/27 (Call 05/31/24)(a)	USD 100	97,371
5.75%, 04/01/30 (Call 04/01/25)(a)	USD 31	29,498
6.75%, 05/01/31 (Call 05/01/26)(a)	USD 2,117	2,101,650
Cirsa Finance International Sarl
8.37%, 07/31/28 (Call 07/19/24), (3-mo. EURIBOR + 4.500%)(b)(d)	EUR 216	234,494
10.38%, 11/30/27 (Call 11/09/24)(d)	EUR 270	309,395
Security	Par (000)	Value
Entertainment (continued)
Cirsa Finance International SARL, 6.50%, 03/15/29 (Call 02/13/26)(d)	EUR 1,119	$1,216,020
CPUK Finance Ltd.
3.59%, 02/28/42(d)	GBP 282	341,946
4.50%, 08/28/27 (Call 05/30/24)(d)	GBP 800	906,974
4.88%, 02/28/47 (Call 05/30/24)(d)	GBP 100	122,269
6.50%, 08/28/26 (Call 05/30/24)(d)	GBP 991	1,220,765
Flutter Treasury Designated Activity Co., 5.00%, 04/29/29 (Call 04/29/26)(d)	EUR 1,263	1,365,329
Inter Media & Communication SpA, 6.75%, 02/09/27 (Call 05/10/24)(d)	EUR 1,000	1,047,331
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(a)	USD 1,800	1,733,381
5.25%, 01/15/29 (Call 05/31/24)(a)	USD 225	212,525
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(a)	USD 1,115	1,118,871
7.25%, 11/15/29 (Call 11/15/24)(a)	USD 200	201,711
7.50%, 09/01/31 (Call 09/01/26)(a)	USD 601	612,932
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	USD 331	300,013
4.75%, 10/15/27 (Call 05/31/24)(a)(g)	USD 697	656,903
6.50%, 05/15/27 (Call 05/31/24)(a)	USD 1,601	1,604,146
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(d)	EUR 1,100	1,248,065
Lottomatica SpA/Roma
7.94%, 12/15/30 (Call 12/15/24), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 542	584,207
8.07%, 06/01/28 (Call 06/01/24), (3-mo. EURIBOR + 4.125%)(b)(d)	EUR 100	107,264
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/24)(a)	USD 1,400	1,363,250
5.38%, 12/04/29 (Call 12/04/24)(a)(g)	USD 900	802,431
5.63%, 07/17/27 (Call 05/31/24)(a)	USD 700	660,625
5.75%, 07/21/28 (Call 05/31/24)(a)	USD 907	843,510
7.63%, 04/17/32 (Call 04/17/27)(a)	USD 300	294,000
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/31/24)(a)	USD 921	840,132
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(d)	EUR 2,658	2,946,538
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 05/30/24)(d)	GBP 600	692,676
Pinewood Finco PLC, 6.00%, 03/27/30 (Call 03/27/26)(d)	GBP 3,158	3,834,390
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	USD 854	787,446
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(a)	USD 97	93,599
7.25%, 05/15/31 (Call 05/15/26)(a)(g)	USD 1,400	1,397,009
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(g)	USD 173	143,609
3.75%, 12/01/29 (Call 12/01/24)(a)	USD 500	439,765
3.88%, 07/15/30 (Call 07/15/25)(a)	USD 819	714,010
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD 100	92,788
7.13%, 02/15/31 (Call 11/15/30)(a)	USD 1,703	1,727,289
		46,807,075
Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 05/31/24)(a)	USD 700	674,142

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	USD 1,675	$1,468,314
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD 100	89,891
3.75%, 08/01/25 (Call 05/31/24)(a)	USD 432	420,098
4.00%, 08/01/28 (Call 05/13/24)(a)	USD 317	287,324
4.25%, 06/01/25 (Call 05/31/24)(a)	USD 800	788,389
4.38%, 08/15/29 (Call 08/15/24)(a)	USD 200	180,520
4.75%, 06/15/29 (Call 06/15/24)(a)(g)	USD 500	461,245
5.13%, 12/15/26 (Call 05/31/24)(a)	USD 400	389,517
6.75%, 01/15/31 (Call 01/15/27)(a)	USD 1,400	1,411,317
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(d)	EUR 300	307,122
6.50%, 11/17/27 (Call 11/17/25)(d)	EUR 170	191,402
7.25%, 11/17/29 (Call 11/17/25)(d)	EUR 1,800	2,043,422
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	USD 300	282,117
3.95%, 05/15/28 (Call 02/15/28)	USD 400	380,306
4.88%, 04/01/29 (Call 03/01/29)	USD 56	54,906
		9,430,032
Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)	USD 197	187,096
3.50%, 03/15/29 (Call 05/31/24)(a)	USD 1,100	970,604
4.63%, 01/15/27 (Call 05/31/24)(a)	USD 103	98,415
4.88%, 02/15/30 (Call 02/15/25)(a)	USD 100	93,271
5.88%, 02/15/28 (Call 05/31/24)(a)	USD 375	367,488
6.50%, 02/15/28 (Call 02/15/25)(a)	USD 1,600	1,598,549
7.50%, 03/15/26 (Call 05/31/24)(a)	USD 1,300	1,319,541
Bellis Acquisition Co. PLC, 4.50%, 02/16/26 (Call 02/24/25)(d)	GBP 4,100	5,097,540
Boparan Finance PLC, 7.63%, 11/30/25 (Call 05/30/24)(d)	GBP 788	901,853
Burger King France SAS, 8.58%, 11/01/26 (Call 05/10/24), (3-mo. EURIBOR + 4.750%)(b)(d)	EUR 100	107,300
Food Service Project SA, 5.50%, 01/21/27 (Call 05/30/24)(d)	EUR 900	953,834
General Mills Inc., 4.70%, 01/30/27 (Call 12/20/26)	USD 1,417	1,390,827
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	USD 810	721,955
4.38%, 01/31/32 (Call 01/31/27)(a)	USD 225	194,986
4.88%, 05/15/28 (Call 11/15/27)(a)	USD 800	763,658
Lion/Polaris Lux 4 SA, 7.94%, 07/01/26 (Call 05/30/24), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 500	534,161
Market Bidco Finco PLC
4.75%, 11/04/27 (Call 11/04/24)(d)	EUR 1,483	1,467,916
5.50%, 11/04/27 (Call 11/04/24)(d)	GBP 1,800	2,026,565
Nestle Finance International Ltd., 1.25%, 11/02/29 (Call 08/02/29)(d)	EUR 460	441,387
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	USD 1,720	1,541,771
5.50%, 10/15/27 (Call 05/31/24)(a)	USD 300	290,391
Picard Groupe SAS, 3.88%, 07/01/26 (Call 05/30/24)(d)	EUR 700	726,858
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	USD 960	790,494
4.25%, 04/15/31 (Call 04/15/26)	USD 1,315	1,163,442
Security	Par (000)	Value
Food (continued)
6.25%, 07/01/33 (Call 04/01/33)	USD 408	$405,699
6.88%, 05/15/34 (Call 02/15/34)	USD 1,500	1,554,868
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	USD 1,155	1,015,551
4.63%, 04/15/30 (Call 04/15/25)(a)	USD 1,752	1,582,266
5.50%, 12/15/29 (Call 12/15/24)(a)	USD 97	91,990
5.63%, 01/15/28 (Call 05/16/24)(a)	USD 1,100	1,067,500
Premier Foods Finance PLC, 3.50%, 10/15/26 (Call 05/30/24)(d)	GBP 857	1,020,080
REWE International Finance BV, 4.88%, 09/13/30 (Call 06/13/30)(d)	EUR 4,300	4,782,090
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD 100	90,933
4.75%, 02/15/29 (Call 05/31/24)(a)	USD 1,100	1,024,816
7.25%, 01/15/32 (Call 09/15/26)(a)(g)	USD 1,000	1,021,118
		37,406,813
Food Service — 0.1%
Aramark Services Inc., 5.00%, 02/01/28 (Call 05/31/24)(a)	USD 1,468	1,393,842
Elior Group SA, 3.75%, 07/15/26 (Call 05/30/24)(d)	EUR 1,500	1,495,404
		2,889,246
Forest Products & Paper — 0.3%
Ahlstrom Holding 3 OY
3.63%, 02/04/28 (Call 05/30/24)(d)	EUR 300	298,805
4.88%, 02/04/28 (Call 05/31/24)(a)	USD 4,279	3,916,569
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(g)	USD 2,610	2,279,578
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31 (Call 01/15/27)(d)	EUR 700	745,173
		7,240,125
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD 100	99,411
5.75%, 05/20/27 (Call 02/20/27)	USD 131	127,149
9.38%, 06/01/28 (Call 06/01/25)(a)	USD 1,800	1,870,237
National Grid North America Inc., 4.67%, 09/12/33 (Call 06/12/33)(d)	EUR 1,750	1,935,537
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	USD 521	490,222
UGI International LLC, 2.50%, 12/01/29 (Call 12/01/24)(d)	EUR 986	949,635
		5,472,191
Hand & Machine Tools — 0.1%
IMA Industria Macchine Automatiche SpA
3.75%, 01/15/28 (Call 05/10/24)(d)	EUR 200	200,088
7.65%, 04/15/29 (Call 04/15/25), (3-mo. EURIBOR + 3.750%)(b)(d)	EUR 2,204	2,376,572
7.91%, 01/15/28 (Call 05/10/24), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 1,000	1,068,268
		3,644,928
Health Care - Products — 0.5%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(g)	USD 291	257,651
4.63%, 07/15/28 (Call 05/31/24)(a)(g)	USD 1,577	1,465,982
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(g)	USD 3,128	3,230,442
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29 (Call 06/13/29)	EUR 400	423,621

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)	USD 800	$706,524
4.63%, 02/01/28 (Call 05/31/24)(a)	USD 529	503,118
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	USD 4,425	3,964,053
5.25%, 10/01/29 (Call 10/01/24)(a)(g)	USD 1,900	1,768,860
Sartorius Finance BV
4.38%, 09/14/29 (Call 06/14/29)(d)	EUR 900	978,441
4.88%, 09/14/35 (Call 06/14/35)(d)	EUR 400	446,883
Solventum Corp., 5.45%, 02/25/27 (Call 01/25/27)(a)	USD 1,666	1,651,961
		15,397,536
Health Care - Services — 1.4%
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 05/30/24)(d)	EUR 1,418	1,433,313
3.13%, 02/15/29 (Call 05/31/24)(a)	USD 1,800	1,717,979
3.50%, 04/01/30 (Call 04/01/25)(a)	USD 1,150	1,093,975
5.00%, 07/15/27 (Call 05/31/24)(a)	USD 100	98,063
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)	USD 250	224,572
4.00%, 03/15/31 (Call 03/15/26)(a)	USD 800	697,795
4.25%, 05/01/28 (Call 05/16/24)(a)	USD 1,100	1,023,127
Clariane SE, 4.13%, (Call 05/30/24), (5-year GUK + 9.079%)(b)(d)(h)	GBP 1,000	868,437
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	USD 187	164,866
3.65%, 12/01/27 (Call 09/01/27)	USD 1,406	1,326,593
4.10%, 03/01/28 (Call 12/01/27)	USD 791	757,435
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	USD 1,478	1,387,332
4.63%, 04/01/31 (Call 04/01/26)	USD 1,000	897,963
4.75%, 02/01/30 (Call 02/01/25)	USD 483	442,931
Ephios Subco 3 Sarl, 7.88%, 01/31/31 (Call 12/15/26)(d)	EUR 3,000	3,278,120
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(g)	USD 2,200	2,219,192
HCA Inc.
5.25%, 04/15/25	USD 5,906	5,874,447
5.25%, 06/15/26 (Call 12/15/25)	USD 172	170,233
5.63%, 09/01/28 (Call 03/01/28)	USD 2,362	2,351,493
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	USD 1,400	1,369,258
5.00%, 05/15/27 (Call 05/31/24)(a)	USD 700	675,784
6.50%, 05/15/30 (Call 05/15/26)(a)	USD 800	803,630
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD 612	530,783
3.88%, 05/15/32 (Call 02/15/32)(a)	USD 100	83,678
4.38%, 06/15/28 (Call 05/31/24)(a)(g)	USD 1,358	1,259,486
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	USD 525	480,890
4.38%, 01/15/30 (Call 12/01/24)	USD 800	726,446
4.63%, 06/15/28 (Call 05/16/24)	USD 100	94,102
6.13%, 10/01/28 (Call 05/31/24)(g)	USD 2,727	2,692,785
6.13%, 06/15/30 (Call 06/15/25)	USD 721	708,670
6.75%, 05/15/31 (Call 05/15/26)(a)	USD 3,900	3,907,734
UnitedHealth Group Inc.
2.95%, 10/15/27	USD 1,349	1,252,302
4.25%, 01/15/29 (Call 12/15/28)	USD 1,185	1,138,205
		41,751,619
Security	Par (000)	Value
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	USD 39	$35,812
3.88%, 01/15/26 (Call 12/15/25)	USD 162	155,983
7.00%, 01/15/27	USD 1,552	1,579,672
MDGH GMTN RSC Ltd., 4.38%, 11/22/33 (Call 08/22/33)(a)	USD 400	368,125
ProGroup AG
5.13%, 04/15/29 (Call 04/15/26)(d)	EUR 757	808,509
5.38%, 04/15/31 (Call 04/15/27)(d)	EUR 1,592	1,688,365
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)	USD 3,550	3,552,866
7.63%, 02/15/31 (Call 02/15/27)(a)(g)	USD 1,424	1,439,292
		9,628,624
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD 600	519,269
6.25%, 09/15/27 (Call 05/31/24)(a)	USD 1,156	1,111,685
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD 300	279,352
5.75%, 01/15/28 (Call 10/15/27)(a)	USD 600	583,385
5.88%, 06/15/27 (Call 03/15/27)(a)	USD 600	590,735
		3,084,426
Home Furnishings — 0.1%
LG Electronics Inc.
5.63%, 04/24/27(a)	USD 707	703,189
5.63%, 04/24/29(a)	USD 216	215,222
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	USD 800	658,648
4.00%, 04/15/29 (Call 05/31/24)(a)	USD 1,007	895,236
		2,472,295
Housewares — 0.2%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	USD 217	213,508
5.70%, 04/01/26 (Call 01/01/26)	USD 1,600	1,574,486
6.38%, 09/15/27 (Call 06/15/27)(g)	USD 1,200	1,170,158
6.63%, 09/15/29 (Call 06/15/29)(g)	USD 900	869,292
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	USD 200	168,479
4.38%, 02/01/32 (Call 08/01/26)	USD 800	673,288
4.50%, 10/15/29 (Call 10/15/24)(g)	USD 1,100	981,006
		5,650,217
Insurance — 0.7%
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	USD 1,791	1,719,386
Aon North America Inc., 5.15%, 03/01/29 (Call 02/01/29)	USD 1,500	1,479,926
Ardonagh Finco Ltd., 6.88%, 02/15/31 (Call 02/15/27)(d)	EUR 3,171	3,265,650
AXA SA, 6.38%, (Call 07/16/33), (5-year EURIBOR ICE Swap + 3.841%)(b)(d)(h)	EUR 2,250	2,458,868
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)	USD 3,200	3,257,000
Galaxy Bidco Ltd., 6.50%, 07/31/26 (Call 05/30/24)(d)	GBP 3,274	4,023,721
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30(d)	EUR 1,000	910,888
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24), (5-year EUR Swap + 3.700%)(b)(d)	EUR 1,744	1,854,896
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	USD 1,126	1,088,034
		20,058,369

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.8%
Booking Holdings Inc.
0.50%, 03/08/28 (Call 12/08/27)	EUR 100	$95,196
4.00%, 03/01/44 (Call 09/01/43)	EUR 690	719,251
4.13%, 05/12/33 (Call 02/12/33)	EUR 300	327,905
4.50%, 11/15/31 (Call 08/15/31)	EUR 100	111,981
Cerved Group SpA, 9.19%, 02/15/29 (Call 05/30/24), (3-mo. EURIBOR + 5.250%)(b)(d)	EUR 200	205,041
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (Call 05/15/25)(d)	EUR 4,500	4,936,870
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	USD 1,674	1,680,230
7.13%, 09/30/30 (Call 09/30/25)(a)(g)	USD 518	523,344
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(g)	USD 1,464	1,298,203
5.25%, 12/01/27 (Call 05/31/24)(a)	USD 100	96,546
iliad SA
5.38%, 06/14/27 (Call 03/14/27)(d)	EUR 200	217,175
5.38%, 02/15/29 (Call 11/15/28)(d)	EUR 2,800	3,015,025
5.63%, 02/15/30 (Call 11/15/29)(d)	EUR 4,000	4,354,178
Series ., 5.38%, 05/02/31 (Call 02/02/31)(d)	EUR 800	849,492
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(g)	USD 700	577,852
4.13%, 08/01/30 (Call 05/01/25)(a)	USD 111	96,127
4.63%, 06/01/28 (Call 05/31/24)(a)	USD 900	831,232
5.00%, 12/15/27 (Call 05/31/24)(a)	USD 425	402,407
Netflix Inc., 4.88%, 04/15/28	USD 89	87,375
United Group BV
3.13%, 02/15/26 (Call 05/30/24)(d)	EUR 622	639,769
6.75%, 02/15/31 (Call 02/05/27)(d)	EUR 1,069	1,167,659
8.13%, 02/15/31 (Call 02/05/25), (3-mo. EURIBOR + 4.250%)(b)(d)	EUR 998	1,065,066
		23,297,924
Iron & Steel — 0.3%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 05/31/24)(g)	USD 420	415,495
6.75%, 04/15/30 (Call 04/15/26)(a)	USD 1,093	1,067,309
7.00%, 03/15/32 (Call 03/15/27)(a)	USD 1,300	1,269,622
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	USD 900	910,242
8.13%, 05/01/27 (Call 05/31/24)(a)	USD 615	620,772
8.50%, 05/01/30 (Call 05/01/25)(a)	USD 700	716,921
9.25%, 10/01/28 (Call 10/01/25)(a)	USD 1,500	1,572,504
POSCO
5.63%, 01/17/26(a)	USD 260	258,944
5.75%, 01/17/28(a)	USD 460	459,333
Samarco Mineracao SA, 9.00%, 06/30/31 (Call 05/15/24), (9.00% PIK)(d)(i)	USD 348	317,052
		7,608,194
Leisure Time — 0.6%
Carnival Corp., 7.00%, 08/15/29 (Call 08/15/26)(a)	USD 3,000	3,079,719
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	USD 1,434	1,554,839
NCL Corp. Ltd.
5.88%, 02/15/27 (Call 05/13/24)(a)	USD 1,329	1,298,259
8.13%, 01/15/29 (Call 01/15/26)(a)	USD 1,517	1,579,863
8.38%, 02/01/28 (Call 02/01/25)(a)	USD 600	625,703
Security	Par (000)	Value
Leisure Time (continued)
Pinnacle Bidco PLC, 10.00%, 10/11/28 (Call 10/11/25)(d)	GBP 1,800	$2,334,435
TUI AG, 5.88%, 03/15/29 (Call 02/28/26)(d)	EUR 1,477	1,591,684
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/10/24)(d)	EUR 2,300	2,479,107
Viking Cruises Ltd.
7.00%, 02/15/29 (Call 05/31/24)(a)	USD 1,300	1,295,069
9.13%, 07/15/31 (Call 07/15/26)(a)	USD 700	750,826
		16,589,504
Lodging — 0.8%
Accor SA
2.63%, (Call 01/30/25), (5-year EUR Swap + 3.252%)(b)(d)(h)	EUR 200	209,193
7.25%, (Call 01/11/29), (5-year EUR Swap + 4.105%)(b)(d)(h)	EUR 600	701,548
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(g)	USD 717	679,280
4.75%, 06/15/31 (Call 06/15/26)(a)	USD 900	796,956
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(g)	USD 300	252,096
4.88%, 01/15/30 (Call 01/15/25)(g)	USD 100	94,003
5.38%, 05/01/25 (Call 05/13/24)(a)	USD 1,597	1,583,789
5.75%, 05/01/28 (Call 05/31/24)(a)(g)	USD 1,718	1,698,177
6.13%, 04/01/32 (Call 04/01/27)(a)(g)	USD 500	492,869
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD 700	609,473
5.00%, 06/01/29 (Call 06/01/24)(a)	USD 1,900	1,728,150
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	USD 471	468,800
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	USD 518	498,317
3.50%, 08/18/26 (Call 06/18/26)	USD 1,068	1,006,276
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(a)	USD 1,100	1,036,750
5.25%, 06/18/25 (Call 05/13/24)(a)	USD 1,000	983,125
5.88%, 05/15/26 (Call 05/13/24)(a)	USD 200	196,437
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD 100	96,286
4.75%, 10/15/28 (Call 07/15/28)(g)	USD 1,003	935,558
5.50%, 04/15/27 (Call 01/15/27)	USD 817	796,703
5.75%, 06/15/25 (Call 03/15/25)	USD 827	822,320
Sands China Ltd.
4.05%, 01/08/26 (Call 12/08/25)	USD 200	192,488
5.40%, 08/08/28 (Call 05/08/28)	USD 200	193,626
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(a)	USD 1,300	1,114,750
6.50%, 01/15/28 (Call 05/31/24)(a)(g)	USD 1,100	1,028,500
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	USD 300	270,414
6.00%, 04/01/27 (Call 01/01/27)	USD 252	248,920
6.63%, 07/31/26 (Call 04/30/26)(a)	USD 1,300	1,301,482
TVL Finance PLC, 10.25%, 04/28/28 (Call 04/28/25)(d)	GBP 500	646,955
Wynn Macau Ltd.
5.50%, 01/15/26 (Call 05/31/24)(a)	USD 1,000	971,875
5.50%, 10/01/27 (Call 05/31/24)(a)	USD 200	188,250
5.63%, 08/26/28 (Call 05/13/24)(a)	USD 2,450	2,262,575
		24,105,941

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.2%
Chart Industries Inc., 7.50%, 01/01/30 (Call 01/01/26)(a)	USD 1,242	$1,270,324
Nova Alexandre III SAS, 9.11%, 07/15/29 (Call 07/15/25), (3-mo. EURIBOR + 5.250%)(b)(d)	EUR 668	703,979
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 05/30/24)(d)	EUR 3,049	3,089,919
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 05/10/24)(d)	EUR 400	408,101
		5,472,323
Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV, 3.13%, 05/22/32 (Call 02/22/32)(d)	EUR 2,500	2,620,452
Media — 3.1%
Altice Financing SA
2.25%, 01/15/25 (Call 05/30/24)(d)	EUR 200	206,236
5.00%, 01/15/28 (Call 05/31/24)(a)(g)	USD 1,000	789,207
5.75%, 08/15/29 (Call 08/15/24)(a)	USD 2,275	1,689,812
9.63%, 07/15/27 (Call 07/15/25)(a)	USD 1,100	1,034,246
AMC Networks Inc., 4.25%, 02/15/29 (Call 05/13/24)	USD 4,462	3,020,443
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD 1,001	783,426
4.25%, 01/15/34 (Call 01/15/28)(a)	USD 3,800	2,753,143
4.50%, 08/15/30 (Call 02/15/25)(a)(g)	USD 1,792	1,456,271
4.50%, 05/01/32 (Call 05/01/26)	USD 2,600	1,996,323
4.75%, 03/01/30 (Call 09/01/24)(a)	USD 3,103	2,578,423
5.13%, 05/01/27 (Call 05/31/24)(a)	USD 2,326	2,179,863
5.50%, 05/01/26 (Call 05/31/24)(a)	USD 24	23,514
6.38%, 09/01/29 (Call 09/01/25)(a)	USD 4,300	3,941,730
7.38%, 03/01/31 (Call 03/01/26)(a)(g)	USD 1,400	1,328,510
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	USD 118	98,493
4.20%, 03/15/28 (Call 12/15/27)	USD 4,759	4,426,716
4.91%, 07/23/25 (Call 04/23/25)	USD 340	335,345
6.15%, 11/10/26 (Call 10/10/26)	USD 1,595	1,598,924
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	USD 625	579,135
4.15%, 10/15/28 (Call 07/15/28)	USD 2,074	1,986,020
5.35%, 11/15/27 (Call 10/15/27)	USD 801	805,006
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	USD 3,300	3,208,734
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	USD 2,826	2,634,049
Gray Television Inc.
5.38%, 11/15/31 (Call 11/15/26)(a)(g)	USD 1,504	904,061
7.00%, 05/15/27 (Call 05/13/24)(a)(g)	USD 3,750	3,412,412
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	USD 1,096	987,107
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(g)	USD 1,771	1,572,225
5.63%, 07/15/27 (Call 05/13/24)(a)	USD 1,517	1,426,544
RCS & RDS SA, 3.25%, 02/05/28 (Call 05/30/24)(d)	EUR 3,100	3,047,030
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)	USD 468	435,582
3.88%, 09/01/31 (Call 09/01/26)(a)(g)	USD 4,258	3,424,418
Security	Par (000)	Value
Media (continued)
4.00%, 07/15/28 (Call 07/15/24)(a)	USD 2,729	$2,432,688
5.00%, 08/01/27 (Call 05/31/24)(a)	USD 1,200	1,133,268
5.50%, 07/01/29 (Call 07/01/24)(a)	USD 100	92,824
Summer BidCo BV, 10.00%, 02/15/29 (Call 02/05/25), (10.00% Cash and 10.75% PIK)(d)(i)	EUR 1,604	1,724,433
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	USD 2,390	2,081,140
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(g)	USD 1,254	1,130,095
4.75%, 03/15/26 (Call 05/31/24)(a)	USD 200	193,138
5.00%, 09/15/29 (Call 09/15/24)	USD 1,700	1,498,624
Tele Columbus AG, 10.00%, 03/19/29 (Call 05/10/24), (10.00% PIK)(d)(i)	EUR 3,735	2,471,300
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(a)	USD 500	434,961
6.63%, 06/01/27 (Call 05/13/24)(a)(g)	USD 500	482,507
7.38%, 06/30/30 (Call 06/30/25)(a)(g)	USD 467	447,190
8.00%, 08/15/28 (Call 08/15/25)(a)	USD 2,744	2,740,765
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 05/10/24)(d)	EUR 100	99,502
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(g)	USD 2,400	1,965,468
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(d)	GBP 3,300	3,396,746
5.25%, 05/15/29 (Call 05/15/24)(d)	GBP 970	1,096,918
5.50%, 05/15/29 (Call 05/15/24)(a)	USD 1,700	1,545,197
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 05/30/24)(d)	GBP 2,000	2,227,448
VZ Secured Financing BV
3.50%, 01/15/32 (Call 01/15/27)(d)	EUR 300	278,436
5.00%, 01/15/32 (Call 01/15/27)(a)	USD 3,500	2,948,183
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 05/10/24)(d)	EUR 4,100	3,768,594
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(d)	EUR 2,286	2,149,398
4.88%, 01/15/30 (Call 10/15/24)(a)	USD 1,000	875,045
		91,876,816
Mining — 0.6%
Alcoa Nederland Holding BV, 7.13%, 03/15/31 (Call 03/15/27)(a)	USD 2,300	2,326,468
Anglo American Capital PLC, 4.13%, 03/15/32 (Call 12/15/31)(d)	EUR 7,250	7,716,159
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	USD 400	345,125
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD 604	531,788
4.50%, 09/15/27 (Call 06/15/27)(a)	USD 597	563,026
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	USD 1,319	1,268,039
6.13%, 04/15/32 (Call 01/15/32)(a)	USD 618	598,406
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(d)	USD 400	386,324
Glencore Finance Europe Ltd., 0.63%, 09/11/24 (Call 06/11/24)(d)	EUR 416	438,435
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(a)	USD 992	927,484
3.88%, 08/15/31 (Call 08/15/26)(a)	USD 700	592,770
4.75%, 01/30/30 (Call 01/30/25)(a)	USD 1,503	1,375,276

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Vedanta Resources Finance II PLC
13.88%, 12/09/28 (Call 09/11/24)(a)	USD 43	$39,640
13.88%, 12/09/28 (Call 09/11/24)(d)	USD 190	172,280
		17,281,220
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(g)	USD 58	56,353
8.88%, 11/30/29 (Call 11/30/26)(a)	USD 2,700	2,572,239
		2,628,592
Oil & Gas — 2.4%
3R Lux SARL, 9.75%, 02/05/31 (Call 02/05/27)(a)	USD 400	421,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	USD 600	571,793
7.00%, 11/01/26 (Call 05/31/24)(a)	USD 25	24,963
8.25%, 12/31/28 (Call 05/31/24)(a)(g)	USD 900	918,329
BG Energy Capital PLC, 2.25%, 11/21/29 (Call 08/21/29)(d)	EUR 2,149	2,137,416
BP Capital Markets America Inc., 3.02%, 01/16/27 (Call 10/16/26)	USD 308	290,886
BP Capital Markets BV
3.77%, 05/12/30(d)	EUR 900	967,146
4.32%, 05/12/35(d)	EUR 1,211	1,334,116
BP Capital Markets PLC
2.82%, 04/07/32(d)	EUR 1,189	1,189,169
3.28%, 09/19/27 (Call 06/19/27)	USD 4,311	4,046,149
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	USD 241	237,950
5.88%, 02/01/29 (Call 05/31/24)(a)	USD 21	20,592
6.75%, 04/15/29 (Call 05/31/24)(a)	USD 1,200	1,199,070
Civitas Resources Inc., 8.38%, 07/01/28 (Call 07/01/25)(a)	USD 2,551	2,661,162
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)	USD 400	387,555
7.25%, 03/01/32 (Call 03/01/27)(a)(g)	USD 267	267,737
7.38%, 01/15/31 (Call 01/15/26)(a)	USD 800	809,824
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD 485	441,724
6.75%, 03/01/29 (Call 05/16/24)(a)	USD 1,600	1,523,379
Cosan Luxembourg SA, 7.25%, 06/27/31 (Call 06/27/27)(a)	USD 400	399,980
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	USD 1,708	1,804,434
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/24)(a)	USD 1,100	1,093,918
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	USD 600	544,935
Ecopetrol SA
8.38%, 01/19/36 (Call 10/19/35)	USD 493	478,496
8.88%, 01/13/33 (Call 10/13/32)	USD 470	480,117
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(d)	USD 300	285,469
6.15%, 05/10/33 (Call 02/10/33)(a)	USD 300	297,094
Eni SpA
3.88%, 01/15/34(d)	EUR 1,230	1,300,958
4.25%, 05/19/33(d)	EUR 1,649	1,800,279
Gran Tierra Energy Inc., 9.50%, 10/15/29 (Call 10/15/26)(a)(g)	USD 400	375,400
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	USD 118	114,189
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)	USD 900	$864,568
6.00%, 02/01/31 (Call 02/01/26)(a)	USD 100	95,464
6.25%, 11/01/28 (Call 05/31/24)(a)	USD 97	95,573
6.25%, 04/15/32 (Call 05/15/27)(a)	USD 400	386,214
8.38%, 11/01/33 (Call 11/01/28)(a)	USD 850	911,802
Kosmos Energy Ltd., 7.50%, 03/01/28 (Call 05/10/24)(d)	USD 400	382,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	USD 538	464,806
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(a)	USD 250	256,719
Murphy Oil Corp., 5.88%, 12/01/27 (Call 05/16/24)	USD 253	250,435
Occidental Petroleum Corp.
5.88%, 09/01/25 (Call 06/01/25)	USD 197	197,005
8.50%, 07/15/27 (Call 01/15/27)	USD 260	277,865
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	USD 1,147	1,039,508
4.63%, 05/01/30 (Call 05/01/25)(a)	USD 456	412,107
5.88%, 07/15/27 (Call 05/31/24)(a)	USD 800	779,983
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)	USD 100	97,529
7.88%, 09/15/30 (Call 09/15/26)(a)	USD 1,300	1,337,030
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	USD 550	534,522
8.00%, 04/15/27 (Call 05/31/24)(a)	USD 1,417	1,454,832
Pertamina Persero PT, 3.65%, 07/30/29(d)	USD 647	588,163
Petroleos Mexicanos
4.25%, 01/15/25	USD 128	125,240
5.95%, 01/28/31 (Call 10/28/30)	USD 551	435,428
6.70%, 02/16/32 (Call 11/16/31)	USD 384	314,534
8.75%, 06/02/29 (Call 04/02/29)	USD 599	578,980
Raizen Fuels Finance SA
6.45%, 03/05/34 (Call 12/05/33)(a)	USD 400	398,200
6.95%, 03/05/54 (Call 09/05/53)(a)	USD 244	237,412
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD 228	226,068
8.25%, 01/15/29 (Call 05/16/24)	USD 1,200	1,250,284
Repsol International Finance BV
3.75%, (Call 03/11/26), (5-year EUR Swap + 4.000%)(b)(d)(h)	EUR 100	104,506
4.25%, (Call 09/11/28), (5-year EUR Swap + 4.409%)(b)(d)(h)	EUR 1,230	1,277,871
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(d)	USD 420	363,956
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD 200	198,374
6.63%, 01/15/27 (Call 05/31/24)	USD 400	397,946
6.75%, 09/15/26 (Call 05/31/24)	USD 400	399,893
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	USD 950	855,537
5.38%, 02/01/29 (Call 05/16/24)	USD 600	575,511
5.38%, 03/15/30 (Call 03/15/25)	USD 717	680,855
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)	USD 593	541,390
4.50%, 04/30/30 (Call 04/30/25)	USD 100	89,985
6.00%, 04/15/27 (Call 05/31/24)	USD 354	349,719
7.00%, 09/15/28 (Call 09/15/25)(a)	USD 1,100	1,115,604
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)	USD 2,534	2,641,627

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Var Energi ASA, 7.86%, 11/15/83 (Call 11/15/28), (5-year EURIBOR ICE Swap + 4.765%)(b)(d)	EUR 2,985	$3,408,585
Wintershall Dea Finance BV
0.84%, 09/25/25 (Call 06/25/25)(d)	EUR 8,700	8,842,974
1.33%, 09/25/28 (Call 06/25/28)(d)	EUR 4,900	4,598,401
		68,860,234
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	USD 700	685,764
6.88%, 04/01/27 (Call 05/31/24)(a)	USD 500	498,785
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	USD 800	794,883
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	USD 401	400,334
		2,379,766
Packaging & Containers — 1.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/31/24)(d)	EUR 1,146	1,065,145
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26 (Call 05/31/24)(d)	EUR 2,049	1,727,413
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	USD 550	459,301
3.13%, 09/15/31 (Call 06/15/31)	USD 156	129,556
6.00%, 06/15/29 (Call 05/15/26)	USD 975	970,157
6.88%, 03/15/28 (Call 11/15/24)	USD 736	747,587
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD 300	287,380
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	USD 1,400	1,369,944
Fiber Bidco SpA
7.91%, 01/15/30 (Call 01/22/25), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 1,500	1,607,836
11.00%, 10/25/27 (Call 10/25/24)(d)	EUR 400	459,963
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD 1,025	928,821
3.75%, 02/01/30 (Call 08/01/29)(a)	USD 142	123,551
Kleopatra Finco Sarl, 4.25%, 03/01/26 (Call 05/30/24)(d)	EUR 2,340	2,060,231
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	USD 2,370	2,107,767
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27 (Call 02/15/25)(a)	USD 3,508	3,573,775
OI European Group BV, 6.25%, 05/15/28 (Call 05/15/25)(d)	EUR 900	999,015
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31 (Call 05/15/26)(a)	USD 1,700	1,702,601
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(g)	USD 1,151	1,067,893
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	USD 417	383,769
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD 1,129	1,044,351
5.50%, 09/15/25 (Call 06/15/25)(a)	USD 646	642,170
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)	USD 400	$395,127
7.25%, 02/15/31 (Call 11/15/26)(a)	USD 100	101,803
Titan Holdings II BV, 5.13%, 07/15/29 (Call 07/15/24)(d)	EUR 2,100	1,983,329
Trivium Packaging Finance BV, 7.65%, 08/15/26 (Call 05/10/24), (3-mo. EURIBOR + 3.750%)(b)(d)	EUR 300	320,535
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	USD 1,606	1,507,037
3.90%, 06/01/28 (Call 03/01/28)	USD 69	64,872
4.00%, 03/15/28 (Call 12/15/27)	USD 1,845	1,743,215
		29,574,144
Pharmaceuticals — 1.3%
AbbVie Inc., 2.95%, 11/21/26 (Call 09/21/26)	USD 2,362	2,230,260
Bayer AG
0.75%, 01/06/27 (Call 10/06/26)(d)	EUR 1,000	977,330
5.38%, 03/25/82 (Call 06/25/30), (5-year EUR Swap + 4.458%)(b)(d)	EUR 1,600	1,585,573
6.63%, 09/25/83 (Call 09/25/28), (5-year EUR Swap + 3.432%)(b)(d)	EUR 200	212,629
7.00%, 09/25/83 (Call 09/25/31), (5-year EUR Swap + 3.896%)(b)(d)	EUR 400	430,082
Series N5.5, 4.50%, 03/25/82 (Call 06/25/27), (5-year EUR Swap + 3.751%)(b)(d)	EUR 1,600	1,594,483
Bayer Capital Corp. BV, 1.50%, 06/26/26 (Call 03/26/26)(d)	EUR 3,900	3,940,385
Bayer U.S. Finance II LLC, 4.25%, 12/15/25 (Call 10/15/25)(a)	USD 889	863,738
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	USD 354	339,110
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27 (Call 05/30/24)(d)	EUR 100	102,851
4.38%, 01/15/28 (Call 05/30/24)(d)	EUR 1,200	1,231,016
7.50%, 05/15/30 (Call 05/15/26)(d)	EUR 1,961	2,194,527
Gruenenthal GmbH, 6.75%, 05/15/30 (Call 05/15/26)(d)	EUR 2,335	2,618,313
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/30/24)(d)	EUR 200	205,703
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD 2,600	2,365,551
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 05/10/24)(d)	EUR 100	109,919
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(a)	USD 1,400	1,275,059
5.13%, 04/30/31 (Call 04/30/26)(a)(g)	USD 3,231	2,793,851
2.88%, 04/30/28 (Call 05/10/24)(d)	EUR 2,546	2,520,294
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	USD 4,477	4,342,078
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27 (Call 12/31/26)(d)	EUR 1,274	1,253,836
4.38%, 05/09/30 (Call 02/09/30)	EUR 700	713,954
7.38%, 09/15/29 (Call 06/15/29)	EUR 1,500	1,766,884
7.88%, 09/15/31 (Call 06/15/31)	EUR 2,000	2,451,893
		38,119,319

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD 300	$285,469
5.75%, 03/01/27 (Call 05/16/24)(a)	USD 97	95,235
6.63%, 02/01/32 (Call 02/01/27)(a)	USD 1,100	1,096,685
7.88%, 05/15/26 (Call 05/16/24)(a)	USD 1,100	1,119,992
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD 100	94,138
4.13%, 03/01/25 (Call 02/01/25)(a)	USD 938	917,738
4.13%, 12/01/27 (Call 09/01/27)	USD 621	578,217
4.50%, 03/01/28 (Call 12/01/27)(a)	USD 200	186,291
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)	USD 250	229,734
7.50%, 12/15/33 (Call 12/15/28)(a)	USD 950	955,832
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD 1,190	1,078,579
4.38%, 06/15/31 (Call 06/15/26)(a)	USD 39	34,623
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(a)	USD 1,000	830,938
Energy Transfer LP
5.25%, 04/15/29 (Call 01/15/29)	USD 295	290,384
5.50%, 06/01/27 (Call 03/01/27)	USD 3,121	3,105,497
5.63%, 05/01/27 (Call 05/16/24)(a)	USD 2,523	2,498,172
5.75%, 04/01/25 (Call 05/31/24)	USD 400	399,214
7.38%, 02/01/31 (Call 02/01/26)(a)	USD 39	40,217
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	USD 250	241,034
6.50%, 09/01/30 (Call 03/01/30)(a)	USD 1,000	1,012,553
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD 277	270,343
4.85%, 07/15/26 (Call 04/15/26)	USD 232	225,639
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(a)	USD 625	578,268
4.75%, 01/15/31 (Call 07/15/30)(a)	USD 97	88,632
6.00%, 07/01/25 (Call 04/01/25)(a)	USD 600	598,998
6.38%, 04/01/29 (Call 04/01/26)(a)	USD 900	891,608
6.50%, 07/01/27 (Call 01/01/27)(a)	USD 1,133	1,134,574
7.50%, 06/01/27 (Call 06/01/24)(a)	USD 600	611,295
7.50%, 06/01/30 (Call 12/01/29)(a)	USD 400	419,428
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	USD 125	112,812
5.13%, 06/15/28 (Call 05/31/24)(a)	USD 200	191,430
5.63%, 02/15/26 (Call 05/31/24)(a)	USD 1,500	1,483,147
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	USD 1,096	1,059,694
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	USD 300	304,776
8.38%, 02/15/32 (Call 02/15/27)(a)	USD 2,200	2,235,534
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD 200	195,631
5.75%, 10/01/25 (Call 07/01/25)	USD 700	696,051
6.00%, 06/01/26 (Call 03/01/26)	USD 850	843,458
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	USD 509	493,206
4.95%, 07/15/29 (Call 04/15/29)(a)	USD 1,000	919,334
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)	USD 700	664,595
6.00%, 03/01/27 (Call 05/31/24)(a)	USD 100	97,407
6.00%, 12/31/30 (Call 12/31/25)(a)	USD 222	208,828
6.00%, 09/01/31 (Call 09/01/26)(a)	USD 575	533,843
Security	Par (000)	Value
Pipelines (continued)
7.38%, 02/15/29 (Call 02/15/26)(a)	USD 1,500	$1,501,645
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	USD 335	317,492
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	USD 400	328,416
6.25%, 01/15/30 (Call 10/15/29)(a)	USD 700	692,102
3.88%, 08/15/29 (Call 02/15/29)(a)	USD 1,993	1,760,880
4.13%, 08/15/31 (Call 02/15/31)(a)	USD 731	637,997
Venture Global LNG Inc., 8.13%, 06/01/28 (Call 06/01/25)(a)	USD 6,197	6,336,234
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	USD 378	359,151
		41,882,990
Real Estate — 0.6%
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(d)	EUR 2,200	2,066,100
Agps Bondco PLC, 5.00%, 01/14/29 (Call 10/14/28)(d)(j)(k)	EUR 2,500	964,216
Aroundtown Finance SARL, 7.13%, (Call 04/16/30), (5-year EURIBOR ICE Swap + 4.508%)(b)(h)	EUR 1,782	1,274,173
Aroundtown SA
0.00%, 07/16/26 (Call 04/16/26)(d)	EUR 500	475,571
0.38%, 04/15/27 (Call 01/15/27)(d)	EUR 2,500	2,247,791
1.00%, 01/07/25 (Call 10/07/24)(d)	EUR 100	103,510
Balder Finland OYJ, 1.00%, 01/20/29 (Call 10/20/28)(d)	EUR 401	342,500
Citycon Treasury BV
1.25%, 09/08/26 (Call 06/08/26)(d)	EUR 1,041	1,013,649
1.63%, 03/12/28 (Call 12/12/27)(d)	EUR 500	454,721
2.38%, 01/15/27 (Call 10/15/26)(d)	EUR 580	564,575
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(d)	EUR 300	238,968
Fastighets AB Balder, 1.13%, 01/29/27 (Call 10/29/26)(d)	EUR 1,050	995,898
Heimstaden Bostad AB
1.13%, 01/21/26 (Call 10/21/25)(d)	EUR 400	387,343
3.25%, (Call 11/19/24), (5-year EUR Swap + 3.667%)(b)(d)(h)	EUR 1,067	819,866
Heimstaden Bostad Treasury BV
0.63%, 07/24/25 (Call 06/24/25)(d)	EUR 600	593,144
1.38%, 03/03/27 (Call 12/03/26)	EUR 1,736	1,591,161
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 05/31/24)(a)	USD 2,068	1,946,053
MAF Global Securities Ltd., 6.38%, (Call 03/20/26), (5-year CMT + 3.539%)(b)(d)(h)	USD 400	395,125
SBB Treasury OYJ, 0.75%, 12/14/28 (Call 09/14/28)(d)	EUR 100	65,633
		16,539,997
Real Estate Investment Trusts — 1.4%
American Tower Corp.
0.40%, 02/15/27 (Call 12/15/26)	EUR 3,000	2,910,832
0.88%, 05/21/29 (Call 02/21/29)	EUR 390	356,264
1.45%, 09/15/26 (Call 08/15/26)	USD 300	272,638
1.95%, 05/22/26 (Call 02/22/26)	EUR 456	467,051
3.38%, 10/15/26 (Call 07/15/26)	USD 1,000	949,866
3.55%, 07/15/27 (Call 04/15/27)	USD 1,772	1,664,911
3.65%, 03/15/27 (Call 02/15/27)	USD 87	82,568

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	USD 2,701	$2,531,341
3.80%, 02/15/28 (Call 11/15/27)	USD 341	318,087
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	USD 1,656	1,472,977
2.00%, 05/15/28 (Call 03/15/28)	USD 379	328,772
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	USD 247	221,336
3.25%, 07/15/26 (Call 05/15/26)	USD 150	142,653
3.50%, 07/15/29 (Call 04/15/29)	USD 920	834,690
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD 1,607	1,417,405
4.88%, 09/15/27 (Call 05/13/24)(a)	USD 100	95,432
4.88%, 09/15/29 (Call 09/15/24)(a)	USD 300	276,830
5.00%, 07/15/28 (Call 05/13/24)(a)	USD 600	565,431
5.25%, 03/15/28 (Call 05/13/24)(a)	USD 882	843,905
5.25%, 07/15/30 (Call 07/15/25)(a)	USD 233	216,256
5.63%, 07/15/32 (Call 07/15/26)(a)	USD 100	92,558
7.00%, 02/15/29 (Call 08/15/25)(a)	USD 1,797	1,807,229
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	USD 557	493,657
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/10/24)(d)	GBP 300	363,611
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(a)	USD 1,548	1,416,473
5.88%, 10/01/28 (Call 05/31/24)(a)	USD 500	483,905
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(a)	USD 700	686,043
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(g)	USD 1,000	919,826
7.25%, 07/15/28 (Call 07/15/25)(a)	USD 800	812,402
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	USD 807	702,783
3.88%, 02/15/27 (Call 05/13/24)	USD 1,663	1,562,882
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD 1,225	1,045,188
4.38%, 02/15/30 (Call 08/15/29)	USD 1,600	1,217,678
4.75%, 10/01/26 (Call 08/01/26)	USD 131	121,636
4.95%, 02/15/27 (Call 08/15/26)	USD 700	644,221
4.95%, 10/01/29 (Call 07/01/29)	USD 2,200	1,798,994
5.50%, 12/15/27 (Call 09/15/27)	USD 43	40,574
Starwood Property Trust Inc.
4.38%, 01/15/27 (Call 07/15/26)(a)	USD 1,428	1,322,476
7.25%, 04/01/29 (Call 10/01/28)(a)	USD 1,000	986,497
VICI Properties LP
4.38%, 05/15/25	USD 242	237,811
4.75%, 02/15/28 (Call 01/15/28)	USD 522	501,359
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 05/31/24)(a)	USD 458	429,571
3.88%, 02/15/29 (Call 11/15/28)(a)	USD 3,618	3,282,588
4.50%, 09/01/26 (Call 06/01/26)(a)	USD 162	156,073
4.50%, 01/15/28 (Call 10/15/27)(a)	USD 2,693	2,556,451
4.63%, 06/15/25 (Call 03/15/25)(a)	USD 200	196,771
5.75%, 02/01/27 (Call 11/01/26)(a)	USD 437	433,331
Welltower OP LLC, 4.00%, 06/01/25 (Call 03/01/25)	USD 900	882,698
		41,164,531
Security	Par (000)	Value
Retail — 1.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(g)	USD 500	$446,345
3.88%, 01/15/28 (Call 05/31/24)(a)	USD 400	369,005
4.00%, 10/15/30 (Call 10/15/25)(a)	USD 2,050	1,767,867
4.38%, 01/15/28 (Call 05/31/24)(a)(g)	USD 322	299,448
5.75%, 04/15/25 (Call 05/31/24)(a)	USD 1,361	1,354,674
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)	USD 700	656,645
4.63%, 11/15/29 (Call 11/15/24)(a)(g)	USD 100	90,421
4.75%, 03/01/30 (Call 03/01/25)	USD 456	413,317
5.00%, 02/15/32 (Call 11/15/26)(a)	USD 1,300	1,155,707
Bath & Body Works Inc.
5.25%, 02/01/28	USD 600	577,029
6.63%, 10/01/30 (Call 10/01/25)(a)	USD 697	696,480
7.50%, 06/15/29 (Call 06/15/24)(g)	USD 441	451,382
CD&R Firefly Bidco PLC, 8.63%, 04/30/29 (Call 04/30/26)(d)	GBP 1,734	2,155,453
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 05/30/24)(d)	GBP 500	512,316
Dufry One BV, 4.75%, 04/18/31 (Call 04/18/27)(d)	EUR 1,549	1,663,012
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(a)	USD 697	682,952
5.88%, 04/01/29 (Call 05/31/24)(a)	USD 500	473,771
Goldstory SAS
6.75%, 02/01/30 (Call 02/01/26)(d)	EUR 1,871	2,031,675
7.84%, 02/01/30 (Call 02/01/25), (3-mo. EURIBOR + 4.000%)(b)(d)	EUR 356	381,702
Kohl's Corp., 4.63%, 05/01/31 (Call 02/01/31)	USD 1,880	1,549,918
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	USD 1,523	1,345,172
4.38%, 01/15/31 (Call 10/15/25)(a)	USD 1,100	963,056
4.63%, 12/15/27 (Call 05/31/24)(a)	USD 106	99,927
Lowe's Companies Inc., 1.70%, 09/15/28 (Call 07/15/28)	USD 3,662	3,145,917
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 05/31/24)(a)(g)	USD 662	638,281
5.88%, 03/15/30 (Call 03/15/25)(a)	USD 1,100	1,048,510
6.13%, 03/15/32 (Call 03/15/27)(a)	USD 700	662,142
McDonald's Corp., 3.88%, 02/20/31 (Call 12/20/30)(d)	EUR 1,300	1,402,927
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	USD 726	623,244
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD 1,978	1,706,056
4.38%, 04/01/30 (Call 01/01/30)	USD 400	357,003
Staples Inc., 7.50%, 04/15/26 (Call 05/31/24)(a)	USD 3,800	3,663,645
Stonegate Pub Co. Financing 2019 PLC
8.00%, 07/13/25 (Call 05/30/24)(d)	GBP 300	359,046
9.65%, 07/31/25 (Call 05/30/24), (3-mo. EURIBOR + 5.750%)(b)(d)	EUR 677	693,595
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(g)	USD 100	85,766
3.45%, 06/01/26 (Call 03/01/26)	USD 1,600	1,512,666
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD 1,025	885,730
4.63%, 01/31/32 (Call 10/01/26)	USD 1,397	1,257,634
4.75%, 01/15/30 (Call 10/15/29)(a)	USD 100	93,582
5.38%, 04/01/32 (Call 04/01/27)	USD 600	565,969
		38,838,987

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans — 0.1%
Nationwide Building Society, 5.75%, (Call 06/20/27), (5-year GUK + 5.625%)(b)(d)(h)	GBP 1,506	$1,750,133
Semiconductors — 0.4%
ams-OSRAM AG, 10.50%, 03/30/29 (Call 03/30/26)(d)	EUR 1,970	2,102,385
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	USD 2,534	2,431,730
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)	USD 2,348	2,243,993
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(g)	USD 53	46,905
4.75%, 04/15/29 (Call 01/15/29)(a)	USD 1,519	1,432,702
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	USD 2,029	1,896,364
3.88%, 06/18/26 (Call 04/18/26)	USD 1,181	1,140,740
		11,294,819
Software — 0.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 05/13/24)(a)	USD 610	566,537
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 05/30/24)(d)	EUR 2,000	2,124,967
Cedacri Mergeco SpA, 9.40%, 05/15/28 (Call 05/30/24), (3-mo. EURIBOR + 5.500%)(b)(d)	EUR 1,461	1,555,126
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	USD 2,200	2,224,079
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	USD 5,658	5,366,349
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	USD 400	368,427
5.25%, 05/15/26 (Call 02/15/26)(a)	USD 1,154	1,133,279
Fiserv Inc., 1.63%, 07/01/30 (Call 04/01/30)	EUR 303	282,511
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29 (Call 05/01/26)(d)	EUR 1,966	2,088,675
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(a)(g)	USD 1,100	1,004,086
3.88%, 12/01/29 (Call 12/01/24)(a)	USD 800	700,164
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(g)	USD 188	165,118
4.13%, 12/01/31 (Call 12/01/26)(a)	USD 900	771,367
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	USD 2,986	2,655,812
3.25%, 11/15/27 (Call 08/15/27)	USD 3,055	2,838,752
		23,845,249
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD 400	379,100
Telecommunications — 3.3%
Altice France SA/France
3.38%, 01/15/28 (Call 05/10/24)(d)	EUR 1,000	701,535
4.00%, 07/15/29 (Call 05/30/24)(d)	EUR 900	623,525
4.13%, 01/15/29 (Call 05/30/24)(d)	EUR 2,000	1,384,885
4.25%, 10/15/29 (Call 10/15/24)(d)	EUR 450	310,956
5.13%, 07/15/29 (Call 05/31/24)(a)	USD 2,000	1,302,731
5.88%, 02/01/27 (Call 05/10/24)(d)	EUR 1,200	925,263
11.50%, 02/01/27 (Call 07/09/25)(d)	EUR 100	86,337
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
2.35%, 09/05/29 (Call 06/04/29)	EUR 100	$99,992
2.90%, 12/04/26 (Call 09/04/26)	GBP 150	176,349
3.55%, 12/17/32 (Call 09/17/32)	EUR 100	104,210
5.50%, 03/15/27(d)	GBP 150	187,403
British Telecommunications PLC
4.25%, 01/06/33 (Call 10/06/32)(d)	EUR 1,811	1,980,125
8.38%, 12/20/83 (Call 09/20/28), (5-year GUK + 3.820%)(b)(d)	GBP 2,700	3,565,052
Chorus Ltd., 3.63%, 09/07/29	EUR 100	105,236
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34 (Call 07/17/34)(d)	GBP 2,000	1,775,771
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	USD 1,700	1,646,429
Eutelsat SA, 1.50%, 10/13/28 (Call 07/13/28)(d)	EUR 1,700	1,329,984
EUTELSAT SA SR UNSECURED REGS 04/29 9.75, 9.75%, 04/13/29 (Call 04/13/26)(d)	EUR 458	496,139
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)	USD 2,548	2,344,130
5.88%, 10/15/27 (Call 05/31/24)(a)	USD 1,100	1,055,074
8.75%, 05/15/30 (Call 05/15/25)(a)	USD 3,003	3,057,444
Global Switch Finance BV, 1.38%, 10/07/30 (Call 07/07/30)(d)	EUR 2,500	2,421,008
ILIAD HOLDING SAS SR SECURED REGS 04/31 6.875, 6.88%, 04/15/31(d)	EUR 1,081	1,153,644
Iliad Holding SASU
5.13%, 10/15/26 (Call 05/10/24)(d)	EUR 200	213,440
5.63%, 10/15/28 (Call 10/15/24)(d)	EUR 100	105,377
6.50%, 10/15/26 (Call 05/13/24)(a)	USD 1,500	1,492,656
7.00%, 10/15/28 (Call 10/15/24)(a)	USD 2,200	2,150,892
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	USD 4,270	4,087,002
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(d)	EUR 5,273	5,386,475
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31 (Call 01/15/26)(a)	USD 600	619,410
Lorca Telecom Bondco SA
4.00%, 09/18/27 (Call 05/14/24)(d)	EUR 200	207,891
5.75%, 04/30/29 (Call 04/15/26)(d)	EUR 3,076	3,318,261
Millicom International Cellular SA, 7.38%, 04/02/32 (Call 04/02/27)(a)	USD 261	255,021
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	USD 1,990	1,930,018
4.60%, 05/23/29 (Call 02/23/29)	USD 708	680,282
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)	USD 1,181	1,107,869
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(d)	EUR 700	704,086
3.38%, 07/06/29 (Call 04/06/29)(d)	EUR 2,165	2,096,769
3.88%, 07/06/32 (Call 04/06/32)(d)	EUR 3,000	2,809,405
4.00%, 09/19/29 (Call 06/21/29)(d)	EUR 2,500	2,477,346
5.00%, 04/15/28 (Call 01/16/28)(d)	EUR 100	105,583
Sprint Capital Corp., 6.88%, 11/15/28	USD 1,949	2,040,964
Telecom Italia Capital SA
6.00%, 09/30/34	USD 1,000	842,026
6.38%, 11/15/33	USD 600	530,098
7.20%, 07/18/36	USD 838	759,099
7.72%, 06/04/38	USD 570	529,959
Telecom Italia SpA, 6.88%, 02/15/28 (Call 11/15/27)(d)	EUR 413	460,588

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Telecom Italia SpA/Milano
2.75%, 04/15/25 (Call 01/15/25)(d)	EUR 2,100	$2,198,002
5.25%, 03/17/55	EUR 300	274,758
Telefonica Emisiones SA, 3.70%, 01/24/32 (Call 10/24/31)(d)	EUR 1,000	1,052,800
Telefonica Europe BV
3.88%, (Call 06/22/26), (8-year EUR Swap + 2.967%)(b)(d)(h)	EUR 500	521,445
6.14%, (Call 02/03/30), (7-year EUR Swap + 3.347%)(b)(d)(h)	EUR 1,400	1,546,374
7.13%, (Call 08/23/28), (6-year EUR Swap + 4.322%)(b)(d)(h)	EUR 1,100	1,270,769
Series ., 5.75%, (Call 01/15/32), (8-year EURIBOR ICE Swap + 3.121%)(b)(d)(h)	EUR 5,000	5,362,683
Series ., 6.75%, (Call 06/07/31), (8-year EUR Swap + 3.615%)(b)(d)(h)	EUR 1,000	1,143,505
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	USD 537	525,781
3.75%, 04/15/27 (Call 02/15/27)	USD 2,080	1,981,992
5.38%, 04/15/27 (Call 05/13/24)	USD 1,331	1,333,623
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	USD 900	735,259
4.75%, 07/15/31 (Call 07/15/26)(a)	USD 2,200	1,836,051
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(d)	EUR 100	91,884
4.00%, 01/31/29 (Call 05/10/24)(d)	GBP 200	215,614
4.50%, 07/15/31 (Call 07/15/26)(d)	GBP 850	877,677
7.75%, 04/15/32 (Call 04/15/27)(a)	USD 300	295,247
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26), (5-year EUR Swap + 3.002%)(b)(d)	EUR 300	306,377
3.00%, 08/27/80 (Call 05/27/30), (5-year EUR Swap + 3.477%)(b)(d)	EUR 5,290	5,080,377
4.88%, 10/03/78 (Call 07/03/25), (5-year GBP Swap + 3.267%)(b)(d)	GBP 1,424	1,740,473
6.50%, 08/30/84 (Call 05/30/29), (5-year EUR Swap + 3.489%)(b)(d)	EUR 200	227,847
8.00%, 08/30/86 (Call 05/30/31), (5-year GUK + 3.837%)(b)(d)	GBP 3,000	3,987,417
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30 (Call 01/15/25)(d)	EUR 1,663	1,607,022
		95,956,716
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 05/13/24)(a)	USD 2,056	1,957,655
Transportation — 0.6%
AP Moller - Maersk A/S
0.75%, 11/25/31 (Call 08/25/31)(d)	EUR 2,600	2,232,427
1.75%, 03/16/26 (Call 12/16/25)(d)	EUR 2,825	2,899,765
3.75%, 03/05/32 (Call 12/05/31)(d)	EUR 810	856,099
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(a)	USD 3,719	3,751,809
East Japan Railway Co., 4.39%, 09/05/43(d)	EUR 100	110,935
Mobico Group PLC
4.25%, (Call 11/26/25), (5-year GUK + 4.135%)(b)(d)(h)	GBP 1,800	2,048,495
4.88%, 09/26/31(d)	EUR 200	205,353
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	USD 1,660	1,578,921
Poste Italiane SpA, 2.63%, (Call 03/24/29), (5-year EURIBOR ICE Swap + 2.677%)(b)(d)(h)	EUR 2,270	2,074,547
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc., 4.30%, 06/15/27 (Call 05/15/27)	USD 83	$79,927
SGL Group ApS, 8.65%, 04/22/30 (Call 04/22/25), (3-mo. EURIBOR + 4.750%)(b)	EUR 1,754	1,857,831
		17,696,109
Trucking & Leasing — 0.0%
DAE Funding LLC, 2.63%, 03/20/25 (Call 02/20/25)(d)	USD 256	247,920
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 07/01/27 (Call 06/01/27)(a)	USD 138	132,649
		380,569
Water — 0.0%
Thames Water Utilities Finance PLC
4.00%, 06/19/25(d)	GBP 300	338,047
4.00%, 04/18/27 (Call 01/18/27)(d)	EUR 653	607,937
		945,984
Total Corporate Bonds & Notes — 51.7% (Cost: $1,537,074,386)		1,512,512,326
Foreign Government Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)	USD 288	258,523
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD 200	188,938
Brazil — 2.0%
Brazil Letras do Tesouro Nacional, 0.00% 10/01/24(f)	BRL 33	6,097,770
Brazil Notas do Tesouro Nacional
6.00%, 08/15/24	BRL 4,412	3,641,350
Series F, 10.00%, 01/01/25	BRL 115	21,990,078
Series F, 10.00%, 01/01/27	BRL 133	25,056,432
Brazilian Government International Bond, 7.13%, 05/13/54	USD 700	667,800
		57,453,430
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42 (Call 09/07/41)	USD 700	581,437
Colombia — 0.7%
Colombia Government International Bond
3.13%, 04/15/31 (Call 01/15/31)	USD 390	300,495
3.88%, 03/22/26 (Call 12/22/25)	EUR 180	189,268
3.88%, 04/25/27 (Call 01/25/27)	USD 315	291,690
4.50%, 01/28/26 (Call 10/28/25)	USD 800	772,000
8.00%, 04/20/33 (Call 01/20/33)	USD 415	421,433
8.00%, 11/14/35 (Call 08/14/35)	USD 200	201,100
8.75%, 11/14/53 (Call 05/14/53)	USD 200	205,200
Colombian TES
Series B, 5.75%, 11/03/27	COP 58,304,500	13,039,445
Series B, 6.00%, 04/28/28	COP 15,788,100	3,503,375
Series B, 7.00%, 03/26/31	COP 4,864,900	1,043,833
		19,967,839

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34 (Call 01/03/34)(d)	USD 284	$286,698
7.30%, 11/13/54 (Call 05/13/53)(a)	USD 400	416,000
		702,698
Czech Republic — 0.2%
Czech Republic Government Bond
2.75%, 07/23/29	CZK 89,740	3,541,290
5.00%, 09/30/30	CZK 69,170	3,048,602
		6,589,892
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	USD 815	726,572
4.88%, 09/23/32(a)	USD 457	400,161
5.95%, 01/25/27(d)	USD 599	587,619
Dominican Republic International Bonds, 7.05%, 02/03/31 (Call 12/03/30)(a)	USD 207	209,135
		1,923,487
Egypt — 0.0%
Egypt Government International Bond
7.50%, 02/16/61(a)	USD 442	301,251
7.63%, 05/29/32(d)	USD 353	293,100
8.50%, 01/31/47(a)	USD 400	305,320
		899,671
Guatemala — 0.1%
Guatemala Government Bond
4.65%, 10/07/41 (Call 04/07/41)(a)	USD 615	465,286
6.60%, 06/13/36 (Call 03/13/36)(a)	USD 400	391,375
7.05%, 10/04/32 (Call 07/04/32)(a)	USD 500	510,781
		1,367,442
Honduras — 0.0%
Honduras Government International Bond, 5.63%, 06/24/30 (Call 03/24/30)(a)	USD 253	216,710
Hungary — 0.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF 702,420	1,880,262
Hungary Government International Bond
5.25%, 06/16/29(a)	USD 566	547,605
5.38%, 09/12/33(d)	EUR 517	571,054
5.50%, 03/26/36(a)	USD 200	186,780
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (Call 04/16/29)(d)	EUR 761	849,092
		4,034,793
Indonesia — 0.3%
Indonesia Government International Bond
4.10%, 04/24/28	USD 644	613,007
6.75%, 01/15/44(d)	USD 425	475,602
Indonesia Treasury Bond
7.00%, 05/15/27	IDR 31,140,000	1,909,130
7.13%, 06/15/38	IDR 41,105,000	2,508,461
8.25%, 05/15/36	IDR 28,444,000	1,888,001
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)	USD 200	194,500
		7,588,701
Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.88%, 10/17/31(d)	EUR 642	617,965
6.38%, 03/03/28(d)	USD 400	388,210
8.25%, 01/30/37(a)	USD 255	243,525
		1,249,700
Security	Par (000)	Value
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(d)	USD 281	$269,690
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(a)	USD 400	401,125
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27 (Call 12/13/26)(d)	EUR 300	334,467
Mexico — 1.8%
Mexican Bonos
7.50%, 05/26/33	MXN 4,050	3,796,764
8.50%, 03/01/29	MXN 451	2,467,815
Series M, 5.75%, 03/05/26	MXN 2,675	14,311,638
Series M 20, 10.00%, 12/05/24	MXN 1,502	8,703,306
Series M 30, 8.50%, 11/18/38	MXN 2,421	12,500,608
Mexico Cetes
0.00%, 10/03/24(f)	MXN 4,463	2,485,997
0.00%, 04/03/25(f)	MXN 115,371	6,087,176
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	USD 364	295,409
3.75%, 01/11/28	USD 547	511,103
6.34%, 05/04/53 (Call 11/04/52)	USD 200	186,500
6.35%, 02/09/35 (Call 11/09/34)	USD 753	749,706
6.40%, 05/07/54 (Call 11/07/53)	USD 400	375,400
		52,471,422
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27 (Call 09/16/27)(d)	EUR 274	267,101
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	USD 218	191,186
5.95%, 03/08/28(a)	USD 200	198,400
		389,586
Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/28/47(d)	USD 327	243,411
Oman — 0.0%
Oman Government International Bond
6.50%, 03/08/47(d)	USD 600	581,880
6.75%, 01/17/48(d)	USD 489	483,694
		1,065,574
Panama — 0.0%
Panama Government International Bond, 6.40%, 02/14/35 (Call 11/14/34)	USD 722	661,352
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	USD 400	314,375
5.60%, 03/13/48	USD 290	249,762
		564,137
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	USD 781	573,058
2.78%, 01/23/31 (Call 10/23/30)	USD 690	574,425
5.94%, 02/12/29(d)	PEN 2	477,043
6.35%, 08/12/28(d)	PEN 1	416,249
		2,040,775

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 0.3%
Republic of Poland Government Bond
2.75%, 10/25/29	PLN 28,025	$6,014,280
3.25%, 07/25/25	PLN 9,742	2,345,054
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	USD 148	140,981
5.50%, 04/04/53 (Call 10/04/52)	USD 599	566,720
		9,067,035
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(d)	EUR 647	556,267
2.50%, 02/08/30(d)	EUR 758	706,810
2.88%, 03/11/29(d)	EUR 715	700,402
Romanian Government International Bond, 5.25%, 11/25/27(a)	USD 252	244,314
		2,207,793
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(d)	USD 600	572,640
5.00%, 01/18/53(a)	USD 561	475,728
		1,048,368
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)	USD 400	338,125
South Africa — 0.4%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR 18,737	706,166
8.75%, 02/28/48	ZAR 28,080	1,048,627
9.00%, 01/31/40	ZAR 39,956	1,585,608
10.50%, 12/21/26	ZAR 134,984	7,342,037
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD 200	178,000
5.00%, 10/12/46	USD 491	319,764
5.88%, 04/20/32	USD 468	415,935
		11,596,137
Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34 (Call 07/28/34)	USD 575	584,624
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 7.85%, 10/12/28(a)	USD 200	204,640
Total Foreign Government Obligations — 6.4% (Cost: $193,212,543)		186,778,623
Municipal Debt Obligations
Florida — 0.1%
Florida Development Finance Corp. RB AMT, 12.00%, 07/15/32 (Put 07/15/28)(a)	$2,580	2,662,621
Total Municipal Debt Obligations — 0.1% (Cost: $2,528,400)		2,662,621
Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 5.8%
Uniform Mortgage-Backed Securities
3.50%, 03/25/52(l)	$189,283	$163,132,702
4.50%, 05/13/54(l)	8,037	7,405,406
		170,538,108
Total U.S. Government Agency Obligations — 5.8% (Cost: $173,833,256)		170,538,108
Floating Rate Loan Interests
Beverages — 0.1%
Pegasus BidCo BV, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.65%, 07/12/29(b)	EUR 2,000	2,137,517
Chemicals — 0.2%
Ineos Finance PLC, 2024 EUR Term Loan B, 02/07/31(b)(m)	EUR 2,000	2,135,169
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 04/02/29(b)(m)	EUR 2,000	2,129,407
Rain Carbon GmbH, 2023 EUR Term Loan B, 10/31/28(b)(c)(m)	EUR 1,808	1,917,910
		6,182,486
Commercial Services — 0.4%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, 05/12/28(b)(m)	EUR 1,995	2,106,588
Galileo Global Education Operations, 2021 EUR Term Loan B, 07/14/28(b)(m)	EUR 2,000	2,128,446
Holding Socotec SAS, 2021 EUR Term Loan, 06/02/28(b)(m)	EUR 2,000	2,126,397
IFCO Management GmbH, 2024 EUR Term Loan B, 11/29/29(b)(m)	EUR 2,000	2,138,862
Inspired FinCo Holdings Ltd., 2024 EUR Term Loan B, 02/28/31(b)(m)	EUR 2,000	2,136,472
TMF Group Holding BV, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.61%, 05/03/28(b)	EUR 2,000	2,136,792
		12,773,557
Cosmetics & Personal Care — 0.1%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 7.16%, 02/23/29(b)	EUR 2,000	2,117,027
Distribution & Wholesale — 0.3%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.90%, 12/30/28(b)	EUR 2,000	2,141,167
Barentz International BV, EUR Term Loan, 03/01/31(b)(m)	EUR 2,000	2,139,438
Parts Europe SA, EUR Term Loan B, 02/03/31(b)(m)	EUR 2,000	2,137,731
Quimper AB, EUR Term Loan B1, 02/16/26(b)(m)	EUR 2,000	2,128,617
		8,546,953
Diversified Financial Services — 0.0%
HNVR Holdco Ltd., 2024 EUR Term Loan D2, 09/12/27(b)(m)	EUR 1,167	1,249,736

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.1%
Finco Utilitas SARL, EUR Term Loan B, 09/26/30(b)(m)	EUR 2,000	$2,137,069
Engineering & Construction — 0.1%
Circet Europe SASU, 2021 EUR Term Loan B, 10/13/28(b)(m)	EUR 1,500	1,583,880
Entertainment — 0.1%
Banijay Entertainment SASU, EUR Term Loan, 03/01/28(b)(m)	EUR 2,000	2,136,493
Tackle SARL, 2021 EUR Term Loan B, 05/22/28(b)(m)	EUR 2,000	2,118,180
		4,254,673
Food — 0.3%
Bellis Acquisition Co. PLC, 2021 EUR Term Loan B, 02/16/26(b)(m)	EUR 2,000	2,123,921
Froneri Lux FinCo. SARL, 2020 EUR Term Loan B1, 01/29/27(b)(m)	EUR 2,000	2,126,055
Market Bidco Ltd., EUR Term Loan B1, 11/04/27(b)(m)	EUR 2,000	2,084,926
ZF Invest SAS, 2021 EUR Term Loan B, 07/12/28(b)(m)	EUR 2,000	2,098,821
		8,433,723
Forest Products & Paper — 0.1%
SpA Holdings 3 Oy, EUR Term Loan B, 02/04/28(b)(m)	EUR 2,000	2,132,544
Health Care - Services — 0.1%
Mehilainen Yhtiot Oy, 2024 EUR Term Loan B, 08/09/28(b)(m)	EUR 1,901	2,032,072
Insurance — 0.1%
PAX Holdco Spain SL, 2024 EUR Term Loan B3, 12/31/29(b)(m)	EUR 2,000	2,099,717
Manufacturing — 0.1%
Ctec III GmbH, 2022 EUR Term Loan B, 03/16/29(b)(m)	EUR 2,000	2,124,839
GVC Holdings (Gibraltar) Ltd., 2024 EUR Term Loan B, 06/30/28(b)(m)	EUR 1,611	1,720,575
		3,845,414
Media — 0.1%
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, 01/31/29(b)(m)	EUR 1,500	1,580,295
Ziggo BV, 2019 EUR Term Loan H, 01/31/29(b)(m)	EUR 2,000	2,088,511
		3,668,806
Pharmaceuticals — 0.1%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, 09/30/28(b)(m)	EUR 2,000	2,134,700
Financiere Mendel SASU, 2023 EUR Term Loan B, 11/08/30(b)(m)	EUR 2,000	2,141,936
		4,276,636
Retail — 0.1%
Peer Holding III BV, 2019 EUR Term Loan B, 01/16/27(b)(m)	EUR 1,800	1,923,842
Software — 0.3%
Boxer Parent Co. Inc., 2023 EUR Term Loan, 12/29/28(b)(m)	EUR 1,995	2,138,710
Claudius Finance Sarl, 2023 EUR Term Loan B, 07/10/28(b)(m)	EUR 2,000	2,134,892
Security	Par (000)	Value
Software (continued)
Cloud Software Group Inc., 2022 EUR Term Loan B, 03/30/29(b)(m)	EUR 2,000	$2,136,813
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.40%, 06/29/28(b)	EUR 2,500	2,608,128
		9,018,543
Telecommunications — 0.2%
Lorca Finco PLC, EUR Term Loan B1, 09/17/27(b)(m)	EUR 2,000	2,134,081
Telenet International Finance SARL, 2020 EUR Term Loan AQ, 04/30/29(b)(m)	EUR 2,000	2,095,000
TMNL Holding BV, EUR Term Loan, 03/30/29(b)(m)	EUR 2,000	2,136,301
		6,365,382
Total Floating Rate Loan Interests — 2.9% (Cost: $86,287,259)		84,779,577
	Shares
Investment Companies
Exchange Traded Funds — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF(g)(n)	414,849	31,648,830
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)(n)	261,790	27,485,332
		59,134,162
Total Investment Companies — 2.0% (Cost $59,793,007)		59,134,162
Total Long-Term Investments — 98.2% (Cost: $2,910,557,182)		2,872,785,523
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(n)(o)(p)	365,533,623	365,643,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(n)(o)	100,000	100,000
Total Short-Term Securities — 12.5% (Cost: $365,763,069)		365,743,283
Total Investments Before TBA Sales Commitments — 110.7% (Cost: $3,276,320,251)		3,238,528,806

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TBA Sales Commitments
Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities, 4.50%, 05/13/54(l)	$(8,037)	$(7,405,406)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(7,488,224))		(7,405,406)
Total Investments, Net of TBA Sales Commitments — 110.4% (Cost: $3,268,832,027)		3,231,123,400
Liabilities in Excess of Other Assets — (10.4)%		(305,129,401)
Net Assets — 100.0%		$2,925,993,999

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	All or a portion of this security is on loan.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,834,571	$360,879,732 (a)	$—	$(50,988)	$(20,032)	$365,643,283	365,533,622	$2,077,139 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	3,988	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,279,262	178,098,249	(151,028,490)	(727,517)	27,326	31,648,830	414,849	1,232,236	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,618,059	143,381,410	(118,242,908)	477,475	(748,704)	27,485,332	261,790	669,097	—
				$(301,030)	$(741,410)	$424,877,445		$3,982,460	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	929	06/18/24	$99,839	$(1,666,100)
10-Year U.S. Ultra Bond	69	06/18/24	7,608	(219,013)
U.S. Ultra Bond	98	06/18/24	11,726	(61,604)
				(1,946,717)
Short Contracts
30-Year Euro Buxl Bond	(24)	06/06/24	3,302	95,067
Euro BOBL	(1,054)	06/06/24	130,964	1,094,006

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro Bund	(676)	06/06/24	$93,843	$1,488,312
Euro-Schatz	(227)	06/06/24	25,463	121,189
U.S. Long Bond	(78)	06/18/24	8,885	377,696
Long Gilt	(30)	06/26/24	3,590	93,810
2-Year U.S. Treasury Note	(87)	06/28/24	17,635	35,829
5-Year U.S. Treasury Note	(227)	06/28/24	23,785	1,623
				3,307,532
				$1,360,815
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	464,055	BRL	2,400,000	Goldman Sachs & Co.	05/03/24	$1,859
CNH	18,025,000	USD	2,482,442	Barclays Bank PLC	05/06/24	2,497
USD	2,490,260	CNH	18,025,000	JPMorgan Chase Bank N.A.	05/06/24	5,321
AUD	242,549	USD	155,504	Bank of America N.A.	05/16/24	1,685
BRL	8,668,717	USD	1,641,075	Barclays Bank PLC	05/16/24	26,194
BRL	6,400,000	USD	1,229,868	Deutsche Bank Securities Inc.	05/16/24	1,055
BRL	4,269,000	USD	811,043	Goldman Sachs & Co.	05/16/24	10,021
CLP	879,619,806	USD	894,680	Barclays Bank PLC	05/16/24	21,359
CLP	1,082,306,481	USD	1,108,177	Citibank N.A.	05/16/24	18,941
COP	4,881,576,000	USD	1,238,664	Bank of America N.A.	05/16/24	3,036
COP	12,873,108,000	USD	3,268,630	Citibank N.A.	05/16/24	5,834
COP	703,492,000	USD	178,839	Deutsche Bank Securities Inc.	05/16/24	104
GBP	366,131	USD	456,358	BNP Paribas SA	05/16/24	1,172
HUF	201,122,000	USD	541,466	Bank of America N.A.	05/16/24	6,475
HUF	125,427,000	USD	336,852	Barclays Bank PLC	05/16/24	4,864
HUF	790,286,753	USD	2,146,183	Deutsche Bank Securities Inc.	05/16/24	6,888
IDR	19,817,008,936	USD	1,217,336	Barclays Bank PLC	05/16/24	1,099
MXN	13,954,000	USD	808,182	Bank of America N.A.	05/16/24	4,696
MXN	14,246,000	USD	826,644	Barclays Bank PLC	05/16/24	3,244
MYR	1,361,569	USD	284,187	Goldman Sachs & Co.	05/16/24	346
PLN	2,579,704	USD	632,271	Barclays Bank PLC	05/16/24	3,615
USD	649,784	AUD	990,000	Bank of America N.A.	05/16/24	8,191
USD	439,924	AUD	678,611	BNP Paribas SA	05/16/24	134
USD	7,774	AUD	11,813	Citibank N.A.	05/16/24	118
USD	7,814,844	BRL	39,594,150	Barclays Bank PLC	05/16/24	199,633
USD	701,036	BRL	3,579,000	Citibank N.A.	05/16/24	12,681
USD	1,949,152	BRL	9,801,347	Goldman Sachs & Co.	05/16/24	64,042
USD	830,967	BRL	4,272,000	Morgan Stanley & Co. International PLC	05/16/24	9,326
USD	203,816	CHF	181,000	Deutsche Bank Securities Inc.	05/16/24	6,630
USD	1,011,639	CLP	966,823,000	Barclays Bank PLC	05/16/24	4,786
USD	1,049,023	CLP	995,103,287	Citibank N.A.	05/16/24	12,719
USD	722,947	CNY	5,138,704	Bank of America N.A.	05/16/24	42
USD	1,096,033	COP	4,301,358,491	Bank of America N.A.	05/16/24	1,919
USD	2,075,042	COP	8,137,655,490	Barclays Bank PLC	05/16/24	5,110
USD	1,598,250	COP	6,218,122,344	Citibank N.A.	05/16/24	16,579
USD	4,486,350	COP	17,457,824,224	Goldman Sachs & Co.	05/16/24	45,697
USD	4,218,201	CZK	98,512,923	Barclays Bank PLC	05/16/24	38,565

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	103,479	CZK	2,407,372	BNP Paribas SA	05/16/24	$1,341
USD	758,377	CZK	17,654,061	Deutsche Bank Securities Inc.	05/16/24	9,363
USD	1,765,002	EUR	1,611,953	Bank of America N.A.	05/16/24	43,842
USD	411,476	EUR	378,480	Barclays Bank PLC	05/16/24	7,355
USD	449,292	EUR	417,714	BNP Paribas SA	05/16/24	3,279
USD	1,863,148	EUR	1,707,463	Citibank N.A.	05/16/24	40,008
USD	1,823,177	EUR	1,670,114	Deutsche Bank Securities Inc.	05/16/24	39,916
USD	573,605	GBP	450,579	Barclays Bank PLC	05/16/24	10,546
USD	843,038	HUF	307,688,106	Barclays Bank PLC	05/16/24	4,767
USD	1,426,426	HUF	517,240,790	BNP Paribas SA	05/16/24	17,247
USD	4,959,174	IDR	79,158,191,278	Barclays Bank PLC	05/16/24	92,188
USD	705,851	IDR	11,256,494,000	BNP Paribas SA	05/16/24	13,754
USD	1,159,961	IDR	18,171,129,223	Citibank N.A.	05/16/24	42,721
USD	3,665,816	IDR	57,687,369,471	Deutsche Bank Securities Inc.	05/16/24	118,949
USD	1,002,138	INR	83,578,344	Barclays Bank PLC	05/16/24	1,470
USD	1,093,513	KRW	1,507,232,000	Barclays Bank PLC	05/16/24	5,415
USD	709,171	KRW	955,329,000	BNP Paribas SA	05/16/24	19,503
USD	894,355	MXN	15,222,000	Bank of America N.A.	05/16/24	7,611
USD	4,481,860	MXN	75,087,943	Barclays Bank PLC	05/16/24	107,680
USD	2,654,530	MXN	45,204,282	Deutsche Bank Securities Inc.	05/16/24	21,196
USD	1,576,213	MXN	26,753,750	Goldman Sachs & Co.	05/16/24	17,698
USD	358,033	PEN	1,322,000	Barclays Bank PLC	05/16/24	6,925
USD	436,834	PEN	1,614,000	BNP Paribas SA	05/16/24	8,174
USD	2,453,383	PEN	9,071,000	Citibank N.A.	05/16/24	44,231
USD	32,113	PEN	120,000	Goldman Sachs & Co.	05/16/24	242
USD	4,604,691	PLN	18,354,313	Barclays Bank PLC	05/16/24	80,432
USD	1,113,494	PLN	4,442,711	BNP Paribas SA	05/16/24	18,385
USD	487,060	PLN	1,921,424	Deutsche Bank Securities Inc.	05/16/24	13,437
USD	421,368	SEK	4,451,000	BNP Paribas SA	05/16/24	17,253
USD	61,000	TWD	1,933,261	Citibank N.A.	05/16/24	1,783
USD	830,602	ZAR	15,609,000	Bank of America N.A.	05/16/24	2,145
USD	893,010	ZAR	16,770,512	BNP Paribas SA	05/16/24	2,906
ZAR	46,062,000	USD	2,417,363	Bank of America N.A.	05/16/24	27,404
ZAR	51,212,020	USD	2,703,609	Barclays Bank PLC	05/16/24	14,497
ZAR	31,062,000	USD	1,614,986	Citibank N.A.	05/16/24	33,647
ZAR	6,682,498	USD	350,909	Goldman Sachs & Co.	05/16/24	3,769
COP	563,553,000	USD	128,401	BNP Paribas SA	05/17/24	14,926
USD	303,000	BRL	1,521,166	Goldman Sachs & Co.	06/18/24	11,321
USD	7,043,824	CHF	6,118,853	Goldman Sachs & Co.	06/18/24	352,897
USD	29,581,405	BRL	149,092,055	Barclays Bank PLC	06/20/24	999,961
USD	11,742,237	BRL	59,146,000	Goldman Sachs & Co.	06/20/24	403,752
USD	6,852,000	CHF	6,005,905	Barclays Bank PLC	06/20/24	283,087
USD	7,774,135	COP	30,664,212,395	BNP Paribas SA	06/20/24	14,766
USD	3,742,671	EUR	3,482,000	Bank of America N.A.	06/20/24	19,281
USD	12,884,713	EUR	11,801,000	Barclays Bank PLC	06/20/24	265,607
USD	466,779,696	EUR	427,026,000	BNP Paribas SA	06/20/24	10,150,054
USD	3,283,983	EUR	3,033,000	Citibank N.A.	06/20/24	40,720
USD	194,830,633	EUR	178,583,000	Deutsche Bank Securities Inc.	06/20/24	3,867,340
USD	71,979,708	GBP	56,565,000	Barclays Bank PLC	06/20/24	1,280,888
USD	1,039,494	GBP	823,000	BNP Paribas SA	06/20/24	10,852
USD	3,811,195	GBP	2,993,000	Citibank N.A.	06/20/24	70,338
USD	29,306,207	GBP	23,004,000	Deutsche Bank Securities Inc.	06/20/24	554,228
USD	31,562,258	MXN	534,712,000	Bank of America N.A.	06/20/24	586,318

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,628,076	MXN	95,580,000	BNP Paribas SA	06/20/24	$91,113
USD	21,054,158	MXN	356,885,000	Deutsche Bank Securities Inc.	06/20/24	379,761
USD	5,393,796	MXN	92,574,469	Goldman Sachs & Co.	06/20/24	30,944
ZAR	45,285,251	USD	2,377,000	Deutsche Bank Securities Inc.	06/20/24	19,765
COP	372,232,840	USD	87,394	Barclays Bank PLC	08/15/24	5,986
COP	957,170,160	USD	221,357	BNP Paribas SA	08/15/24	18,763
USD	3,613,211	BRL	18,943,561	Citibank N.A.	08/15/24	1,693
USD	6,037,501	BRL	31,636,507	Citibank N.A.	10/02/24	35,605
COP	2,088,000,000	USD	501,940	BNP Paribas SA	10/23/24	16,641
USD	5,922,370	MXN	104,157,712	Goldman Sachs & Co.	10/24/24	7,478
COP	2,473,143,000	USD	596,945	BNP Paribas SA	02/24/25	6,838
						20,998,479
BRL	2,400,000	USD	464,055	Deutsche Bank Securities Inc.	05/03/24	(1,859)
BRL	2,400,000	USD	469,604	Goldman Sachs & Co.	05/03/24	(7,408)
USD	454,580	BRL	2,400,000	Deutsche Bank Securities Inc.	05/03/24	(7,616)
AUD	824,875	USD	537,126	Bank of America N.A.	05/16/24	(2,546)
AUD	613,000	USD	403,875	Goldman Sachs & Co.	05/16/24	(6,606)
BRL	2,378,031	USD	469,710	Bank of America N.A.	05/16/24	(12,339)
BRL	3,987,494	USD	794,491	Barclays Bank PLC	05/16/24	(27,569)
BRL	6,142,000	USD	1,221,776	BNP Paribas SA	05/16/24	(40,475)
BRL	6,280,000	USD	1,220,702	Deutsche Bank Securities Inc.	05/16/24	(12,859)
BRL	12,191,709	USD	2,405,318	Goldman Sachs & Co.	05/16/24	(60,466)
CHF	181,000	USD	199,154	Bank of America N.A.	05/16/24	(1,968)
CNY	5,138,704	USD	723,812	Citibank N.A.	05/16/24	(908)
COP	2,531,793,287	USD	646,451	BNP Paribas SA	05/16/24	(2,452)
COP	4,870,143,089	USD	1,266,998	Goldman Sachs & Co.	05/16/24	(28,205)
CZK	37,073,826	USD	1,579,260	Barclays Bank PLC	05/16/24	(6,319)
CZK	5,765,825	USD	248,854	Deutsche Bank Securities Inc.	05/16/24	(4,226)
EUR	389,000	USD	421,933	Bank of America N.A.	05/16/24	(6,579)
EUR	267,832	USD	285,830	Bank of America N.A.	05/16/24	147
EUR	2,497,809	USD	2,680,634	Barclays Bank PLC	05/16/24	(13,604)
EUR	13,440	USD	14,649	BNP Paribas SA	05/16/24	(298)
EUR	3,520	USD	3,837	Goldman Sachs & Co.	05/16/24	(78)
GBP	333,000	USD	420,910	Bank of America N.A.	05/16/24	(4,781)
HUF	226,771,000	USD	621,928	Bank of America N.A.	05/16/24	(4,110)
HUF	28,652,512	USD	78,916	Deutsche Bank Securities Inc.	05/16/24	(855)
HUF	382,230,574	USD	1,049,618	Goldman Sachs & Co.	05/16/24	(8,262)
IDR	33,555,026,082	USD	2,067,656	Bank of America N.A.	05/16/24	(4,549)
IDR	13,422,751,000	USD	828,509	Barclays Bank PLC	05/16/24	(3,220)
IDR	70,254,808,947	USD	4,384,970	BNP Paribas SA	05/16/24	(65,402)
IDR	24,926,773,872	USD	1,585,897	Goldman Sachs & Co.	05/16/24	(53,292)
INR	59,069,013	USD	708,812	Bank of America N.A.	05/16/24	(1,589)
INR	28,135,623	USD	337,830	Barclays Bank PLC	05/16/24	(967)
INR	124,325,053	USD	1,491,618	BNP Paribas SA	05/16/24	(3,096)
JPY	30,600,000	USD	204,239	Barclays Bank PLC	05/16/24	(9,811)
JPY	9,123,618	USD	61,000	Deutsche Bank Securities Inc.	05/16/24	(3,030)
KRW	918,661,540	USD	690,951	Bank of America N.A.	05/16/24	(27,754)
KRW	116,604,309	USD	87,966	Barclays Bank PLC	05/16/24	(3,788)
KRW	855,098,270	USD	644,968	Citibank N.A.	05/16/24	(27,657)
MXN	25,083,845	USD	1,472,017	Barclays Bank PLC	05/16/24	(10,780)
MXN	8,912,373	USD	528,221	Deutsche Bank Securities Inc.	05/16/24	(9,039)
MXN	61,099,941	USD	3,662,028	Goldman Sachs & Co.	05/16/24	(102,706)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	14,978,750	USD	3,164,715	Barclays Bank PLC	05/16/24	$(34,543)
NOK	311,020	USD	29,675	BNP Paribas SA	05/16/24	(1,667)
NOK	4,208,697	USD	399,203	Deutsche Bank Securities Inc.	05/16/24	(20,204)
NOK	6,290,579	USD	577,655	Goldman Sachs & Co.	05/16/24	(11,179)
PEN	598,000	USD	161,308	Barclays Bank PLC	05/16/24	(2,486)
PEN	10,606,147	USD	2,830,014	Citibank N.A.	05/16/24	(13,145)
PEN	433,296	USD	116,057	Deutsche Bank Securities Inc.	05/16/24	(979)
PEN	566,514	USD	150,990	Goldman Sachs & Co.	05/16/24	(530)
PLN	25,769,937	USD	6,477,374	Deutsche Bank Securities Inc.	05/16/24	(125,195)
RON	135,383	USD	29,643	Barclays Bank PLC	05/16/24	(616)
RON	992,811	USD	217,321	Goldman Sachs & Co.	05/16/24	(4,450)
THB	17,461,000	USD	484,442	Barclays Bank PLC	05/16/24	(12,810)
THB	24,477,728	USD	689,733	Citibank N.A.	05/16/24	(28,574)
THB	77,637,304	USD	2,136,154	Goldman Sachs & Co.	05/16/24	(39,121)
TWD	1,982,012	USD	61,000	Barclays Bank PLC	05/16/24	(290)
USD	510,556	BRL	2,694,000	Citibank N.A.	05/16/24	(7,586)
USD	2,302,012	BRL	12,119,080	Goldman Sachs & Co.	05/16/24	(28,872)
USD	1,735,821	COP	6,884,263,987	Barclays Bank PLC	05/16/24	(15,293)
USD	236,653	COP	938,763,271	BNP Paribas SA	05/16/24	(2,136)
USD	179,955	COP	709,600,290	Citibank N.A.	05/16/24	(542)
USD	1,239,549	CZK	29,338,850	Citibank N.A.	05/16/24	(5,219)
USD	1,114,132	EUR	1,045,579	BNP Paribas SA	05/16/24	(2,283)
USD	678,364	EUR	637,000	Citibank N.A.	05/16/24	(1,792)
USD	456,160	EUR	428,955	Goldman Sachs & Co.	05/16/24	(1,855)
USD	285,830	GBP	228,966	Bank of America N.A.	05/16/24	(293)
USD	14,649	GBP	11,526	BNP Paribas SA	05/16/24	245
USD	3,837	HUF	1,397,491	Goldman Sachs & Co.	05/16/24	29
USD	358,102	HUF	132,086,224	Goldman Sachs & Co.	05/16/24	(1,756)
USD	807,781	IDR	13,138,800,000	BNP Paribas SA	05/16/24	(49)
USD	530,063	INR	44,373,000	BNP Paribas SA	05/16/24	(1,207)
USD	1,124,055	PLN	4,570,158	Goldman Sachs & Co.	05/16/24	(2,470)
USD	300,138	ZAR	5,667,000	Bank of America N.A.	05/16/24	(641)
USD	899,636	ZAR	17,165,000	BNP Paribas SA	05/16/24	(11,406)
USD	2,843,505	ZAR	54,350,945	Citibank N.A.	05/16/24	(41,202)
USD	3,436,324	ZAR	65,184,658	Deutsche Bank Securities Inc.	05/16/24	(23,389)
USD	3,424,379	ZAR	64,571,996	Goldman Sachs & Co.	05/16/24	(2,816)
ZAR	9,870,047	USD	524,022	Bank of America N.A.	05/16/24	(163)
USD	648,505	COP	2,563,930,482	Citibank N.A.	06/14/24	(890)
USD	969,794	COP	3,861,624,000	Citibank N.A.	06/17/24	(7,822)
BRL	13,653,019	USD	2,718,147	Barclays Bank PLC	06/18/24	(100,219)
INR	117,000,751	USD	1,408,765	Goldman Sachs & Co.	06/18/24	(9,611)
MXN	43,208,846	USD	2,542,147	Barclays Bank PLC	06/18/24	(38,255)
ZAR	2,042,973	USD	109,000	Deutsche Bank Securities Inc.	06/18/24	(856)
BRL	25,244,179	USD	4,947,327	Barclays Bank PLC	06/20/24	(107,933)
BRL	57,693,116	USD	11,453,000	Citibank N.A.	06/20/24	(393,037)
IDR	19,427,855,000	USD	1,241,000	BNP Paribas SA	06/20/24	(47,870)
IDR	21,985,890,973	USD	1,408,765	Deutsche Bank Securities Inc.	06/20/24	(58,537)
MXN	118,482,386	USD	7,015,688	Barclays Bank PLC	06/20/24	(151,987)
MXN	80,643,639	USD	4,755,000	BNP Paribas SA	06/20/24	(83,303)
MXN	209,163,000	USD	12,463,414	Goldman Sachs & Co.	06/20/24	(346,573)
USD	1,808,706	COP	7,223,087,000	Goldman Sachs & Co.	06/20/24	(19,046)
USD	995,428	EUR	931,000	BNP Paribas SA	06/20/24	(113)
USD	855,006	EUR	801,000	Deutsche Bank Securities Inc.	06/20/24	(1,524)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,077	GBP	76,000	Deutsche Bank Securities Inc.	06/20/24	$(913)
ZAR	67,549,974	USD	3,619,000	Barclays Bank PLC	06/20/24	(43,853)
CNY	22,544,699	USD	3,172,182	Citibank N.A.	07/26/24	(4,724)
USD	3,157,344	CNY	22,544,699	BNP Paribas SA	07/26/24	(10,114)
						(2,462,586)
						$18,535,893
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	Annual	5.37%	Annual	N/A	07/12/24	USD	4,500	$(1,775)	$3	$(1,778)
1-Day SOFR, 5.34%	Annual	5.37%	Annual	N/A	07/12/24	USD	4,500	(1,749)	3	(1,752)
3-mo. WIBOR, 5.86%	Quarterly	5.68%	Quarterly	N/A	03/20/25	PLN	10,195	(5,403)	7	(5,410)
28-Day MXIBTIIE, 11.24%	Annual	10.96%	Annual	N/A	04/25/25	MXN	111,737	409	12	397
3-mo. WIBOR, 5.86%	Quarterly	5.62%	Quarterly	6/19/2024(a)	06/19/25	PLN	4,094	(1,834)	3	(1,837)
3-mo. WIBOR, 5.86%	Quarterly	5.70%	Quarterly	6/19/2024(a)	06/19/25	PLN	5,480	(1,502)	4	(1,506)
3-mo. WIBOR, 5.86%	Quarterly	5.80%	Quarterly	6/19/2024(a)	06/19/25	PLN	6,709	(303)	5	(308)
28-Day MXIBTIIE, 11.24%	Annual	10.33%	Annual	N/A	08/01/25	MXN	17,671	(6,076)	4	(6,080)
28-Day MXIBTIIE, 11.24%	Annual	10.68%	Annual	N/A	09/04/25	MXN	7,032	(524)	2	(526)
28-Day MXIBTIIE, 11.24%	Monthly	10.84%	Monthly	N/A	09/25/25	MXN	6,733	413	2	411
28-Day MXIBTIIE, 11.24%	Annual	9.98%	Annual	N/A	11/26/25	MXN	7,021	(4,164)	2	(4,166)
8.02%	Annual	3-mo. JIBAR, 8.35%	Quarterly	3/26/2025(a)	03/26/26	ZAR	69,182	13,808	12	13,796
8.45%	Annual	3-mo. JIBAR, 8.35%	Quarterly	3/26/2025(a)	03/26/26	ZAR	24,598	—	4	(4)
4.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/01/26	USD	210,000	1,788,768	872	1,787,896
8.18%	Annual	3-mo. JIBAR, 8.35%	Quarterly	N/A	04/02/26	ZAR	22,443	5,311	—	5,311
3-mo. KRW CDC, 3.57%	Quarterly	3.32%	Quarterly	6/19/2024(a)	06/19/26	KRW	2,204,745	(7,328)	8	(7,336)
3-mo. KRW CDC, 3.57%	Quarterly	3.38%	Quarterly	6/19/2024(a)	06/19/26	KRW	1,895,179	(4,764)	7	(4,771)
3-mo. KRW CDC, 3.57%	Quarterly	3.50%	Quarterly	6/19/2024(a)	06/19/26	KRW	1,244,125	(1,017)	4	(1,021)
3-mo. KRW CDC, 3.57%	Quarterly	3.38%	Quarterly	N/A	09/20/26	KRW	26,867	(87)	—	(87)
3-mo. KRW CDC, 3.57%	Quarterly	3.51%	Quarterly	N/A	09/20/26	KRW	441,195	(398)	3	(401)
1-Day SOFR, 5.34%	At Termination	4.17%	At Termination	10/23/2025(a)	10/23/26	USD	1,786	(3,703)	3	(3,706)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	At Termination	4.21%	At Termination	10/27/2025(a)	10/27/26	USD	3,655	$(6,023)	$7	$(6,030)
3-mo. KRW CDC, 3.57%	Quarterly	3.54%	Quarterly	N/A	12/20/26	KRW	251,959	(63)	2	(65)
3-mo. KRW CDC, 3.57%	Quarterly	3.22%	Quarterly	N/A	03/20/27	KRW	394,532	(2,672)	2	(2,674)
3-mo. KRW CDC, 3.57%	Quarterly	3.52%	Quarterly	6/19/2024(a)	06/19/27	KRW	5,993,692	(2,098)	28	(2,126)
1-Day SOFR, 5.34%	Annual	4.20%	Annual	10/23/2025(a)	10/23/27	USD	930	(1,267)	4	(1,271)
1-Day SOFR, 5.34%	Annual	3.92%	Annual	11/3/2025(a)	11/03/27	USD	479	(2,910)	2	(2,912)
1-Day SOFR, 5.34%	Annual	3.95%	Annual	11/3/2025(a)	11/03/27	USD	478	(2,657)	2	(2,659)
1-Day SOFR, 5.34%	Annual	3.99%	Annual	11/3/2025(a)	11/03/27	USD	957	(4,723)	4	(4,727)
1-Day SOFR, 5.34%	Annual	3.84%	Annual	11/17/2025(a)	11/17/27	USD	2,226	(16,137)	10	(16,147)
1-Day SOFR, 5.34%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	(598,639)	250	(598,889)
1-Day MIBOR, 6.75%	Annual	6.44%	Annual	9/18/2024(a)	09/18/34	INR	1,600,000	(248,110)	347	(248,457)
								$882,783	$1,618	$881,165

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.43%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas S.A.	N/A	01/02/25	BRL	$94,176	$(10,366)	$—	$(10,366)
10.05%	At Termination	1-Day COOIS, 11.40%	At Termination	Citibank N.A.	N/A	03/18/25	COP	2,379,351	2,126	—	2,126
10.02%	At Termination	1-Day COOIS, 11.40%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	4,856,540	4,322	—	4,322
9.87%	At Termination	1-Day COOIS, 11.40%	At Termination	Bank of America N.A.	N/A	04/03/25	COP	9,414,527	8,895	—	8,895
10.22%	At Termination	1-Day COOIS, 11.40%	At Termination	Citibank N.A.	N/A	04/18/25	COP	3,854,615	(804)	—	(804)
1-Day BZDIOVER, 0.04%	At Termination	10.92%	At Termination	BNP Paribas S.A.	N/A	01/02/26	BRL	293	(490)	—	(490)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	188	(396)	—	(396)
1-Day BZDIOVER, 0.04%	At Termination	10.84%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	209	(411)	—	(411)
1-Day BZDIOVER, 0.04%	At Termination	10.56%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	254	(841)	—	(841)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	10.13%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	$453	$(2,143)	$—	$(2,143)
1-Day BZDIOVER, 0.04%	At Termination	10.10%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	941	(4,442)	—	(4,442)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	294	(866)	—	(866)
1-Day BZDIOVER, 0.04%	At Termination	10.10%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	891	(2,391)	—	(2,391)
1-Day BZDIOVER, 0.04%	At Termination	9.59%	At Termination	BNP Paribas S.A.	N/A	01/02/26	BRL	2,978	(11,305)	—	(11,305)
1-Day BZDIOVER, 0.04%	At Termination	9.76%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	2,785	(7,894)	—	(7,894)
1-Day BZDIOVER, 0.04%	At Termination	9.84%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	6,061	(15,332)	—	(15,332)
1-Day BZDIOVER, 0.04%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	12,020	(25,899)	—	(25,899)
1-Day BZDIOVER, 0.04%	At Termination	10.52%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	6,426	(2,035)	—	(2,035)
1-Day BZDIOVER, 0.04%	At Termination	4.95%	At Termination	Bank of America N.A.	4/1/2025 (a)	04/01/26	CLP	4,541,864	(4,208)	—	(4,208)
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	1,292	(7,983)	—	(7,983)
1-Day BZDIOVER, 0.04%	At Termination	9.71%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	1,961	(12,802)	—	(12,802)
1-Day BZDIOVER, 0.04%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	1,319	(6,461)	—	(6,461)
1-Day BZDIOVER, 0.04%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	2,782	(12,237)	—	(12,237)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,713	(1,051)	—	(1,051)
4.98%	At Termination	1-Day COOIS, 11.40%	At Termination	Bank of America N.A.	4/1/2026 (a)	04/01/28	CLP	2,434,208	8,964	—	8,964
									$(106,050)	$—	$(106,050)

(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$475,591,113	$2,470,033	$478,061,146
Collaterized Mortgage Obligations	—	360,200,699	3,092,553	363,293,252
Convertible Bonds	14,854,977	170,731	—	15,025,708
Corporate Bonds & Notes	—	1,512,512,326	—	1,512,512,326
Floating Rate Loan Interests	—	82,861,667	1,917,910	84,779,577
Foreign Government Obligations	—	186,778,623	—	186,778,623
Municipal Debt Obligations	—	2,662,621	—	2,662,621
U.S. Government Agency Obligations	—	170,538,108	—	170,538,108
Investment Companies	59,134,162	—	—	59,134,162
Short-Term Securities
Money Market Funds	365,743,283	—	—	365,743,283
Liabilities
Investments
TBA Sales Commitments	—	(7,405,406)	—	(7,405,406)
	$439,732,422	$2,783,910,482	$7,480,496	$3,231,123,400
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$20,998,479	$—	$20,998,479
Interest Rate Contracts	3,307,532	1,832,118	—	5,139,650
Liabilities
Foreign Currency Exchange Contracts	—	(2,462,586)	—	(2,462,586)
Interest Rate Contracts	(1,946,717)	(1,057,003)	—	(3,003,720)
	1,360,815	$19,311,008	$—	20,671,823

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
TBA	To-Be-Announced

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Flexible Income ETF

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand